As filed with the Securities and Exchange Commission on April 30, 1999

                                                      Registration No. 33-9651



                       Securities and Exchange Commission
                              Washington, DC 20549

                         Post-Effective Amendment No. 17
                                    Form S-6

               For Registration Under The Securities Act Of 1933
                     Of Securities Of Unit Investment Trust
                            Registered On Form N-8b-2

                      GE Life & Annuity Separate Account II
                              (Exact name of Trust)

                      GE Life and Annuity Assurance Company
                               (Name of Depositor)
                             6610 West Broad Street
                            Richmond, Virginia 23230
          (Complete address of depositor's principal executive offices)




Name and complete address of agent
for service:                                    Copy to:
Patricia L. Dysart, Esq.                        Stephen E. Roth, Esq.
GE Financial Assurance                          Sutherland Asbill & Brennan LLP
6610 West Broad Street                          1275 Pennsylvania Ave., N.W.
Richmond, Virginia 23230                        Washington, DC 20004-2415


It is proposed that this filing will become effective:

 __  immediately upon filing pursuant to paragraph (b) of Rule 485;
  X  on May 1, 1999 pursuant to paragraph  (b) of Rule 485;
 __  60 days after filing pursuant to paragraph (a)(1) of Rule 485;
 __  on _______________ pursuant to paragraph (a)(1) of Rule 485;
 __  75 days after filing pursuant to paaragraph (a)(2) of Rule 485;
 __  on _______________ pursuant to paragraph (a)(2) of Rule 485.


Securities Being Offered:  Flexible Premium Variable Life Insurance Policies

                                     PART I

             GE Life & Annuity Separate Account II Prospectus For
              The Flexible Premium Variable Life Insurance Policy
                            Policy Form P1096 1/87


                                  issued by:
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

--------------------------------------------------------------------------------
This prospectus describes an individual flexible premium variable life insurance policy offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection, premium flexibility, and the ability to change death benefits.

You can elect one of two Death Benefit Options under the Policy. Under Option A, your Life Insurance Proceeds will equal the greater of (l) the Specified Amount plus the Policy's Cash Value, or (2) the Cash Value multiplied by the applicable corridor percentage. Under Option B, the Life Insurance Proceeds will equal the greater of (l) the Specified Amount, or (2) the Cash Value multiplied by the applicable corridor percentage. We guarantee that your Life Insurance Proceeds will at least equal the Specified Amount so long as your Policy is in force.

You direct your premiums to the Investment Subdivisions of Separate Account II. Each Investment Subdivision invests in shares of the Funds. We list the Funds, and their currently available portfolios below.


JANUS ASPEN SERIES:
    Growth Portfolio, Aggressive Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, Capital Appreciation Portfolio
VARIABLE INSURANCE PRODUCTS FUND (VIP):
     VIP Equity-Income Portfolio, VIP Overseas Portfolio, VIP Growth Portfolio VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
     VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio
VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
     VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio GE INVESTMENTS FUNDS, INC.:
    S&P 500 Index Fund, Money Market Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund, Value Equity Fund, Income Fund, U.S. Equity Fund, Premier Growth Equity Fund
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
    Oppenheimer Bond Fund/VA, Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA
FEDERATED INSURANCE SERIES:
    Federated American Leaders Fund II, Federated Utility Fund II, Federated High Income Bond Fund II
THE ALGER AMERICAN FUND:
    Alger American Growth Portfolio, Alger American Small Capitalization
    Portfolio
PBHG INSURANCE SERIES FUND, INC.:
    PBHG Growth II Portfolio and PBHG Large Cap Growth Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT):
    Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund

SALOMON BROTHERS VARIABLE SERIES FUND:
     Salomon Investors Fund, Salomon Total Return Fund, Salomon Strategic Bond Fund

     Not all of these portfolios may be available in all states or in all markets.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in Separate Account II.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NEITHER THE U.S. GOVERNMENT NOR ANY GOVERNMENTAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE POLICY.

This Prospectus contains information about Separate Account II that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

     The date of this Prospectus is May 1, 1999.

                               TABLE OF CONTENTS


                                                                 Page

 DEFINITIONS.....................................................

 POLICY SUMMARY..................................................

 RISK SUMMARY....................................................

 FUND ANNUAL EXPENSE TABLE.......................................
  Other Policies.................................................

 GE LIFE AND ANNUITY ASSURANCE COMPANY...........................
  State Regulation...............................................

 SEPARATE ACCOUNT II.............................................
  Changes to Separate Account II.................................

 THE FUNDS.......................................................
  Investment Subdivisions........................................
  International and Global Equity Funds..........................
  Specialty Funds................................................
  Small-Cap Funds................................................
  Mid-Cap Growth Funds...........................................
  Mid-Cap Value Funds............................................
  Large-Cap Growth Funds.........................................
  Large-Cap Value Funds..........................................
  Balanced Funds.................................................
  Global Bond Funds..............................................
  High-Yield Bond Funds..........................................
  Domestic Bond Funds............................................
  Money Market Funds.............................................
  Your Right to Vote Portfolio Shares............................

 CHARGES AND DEDUCTIONS..........................................
  Premium Charge.................................................
  Sales Charge...................................................
  Mortality and Expense Risk Charge..............................
  Monthly Deduction..............................................
  Cost of Insurance..............................................
  Surrender Charge...............................................
  Partial Surrender Processing Fee...............................
  Transfer Charge................................................
  Other Charges..................................................
  Reduction of Charges for Group Sales...........................

 THE POLICY......................................................
  Applying for a Policy..........................................
  Owner..........................................................
  Beneficiary....................................................
  Changing the Beneficiary.......................................
  Canceling a Policy.............................................


                                                                         Page

 PREMIUMS
  General
  Tax Free Exchanges (1035 Exchanges)
  Periodic Premium Plan
  Minimum Premium Payment
  Allocating Premiums

 HOW YOUR CASH VALUE VARIES
  Cash Value
  Surrender Value
  Investment Subdivision Values
  Unit Values
  Net Investment Factor

 TRANSFERS
  General
  Dollar-Cost Averaging
  Asset Allocation
  Portfolio Rebalancing
  Transfers by Third Parties

 DEATH BENEFITS
  Amount of Death Benefit Payable
  Death Benefit Options
  Changing the Death Benefit Option
  Changing the Specified Amount

 SURRENDERS AND PARTIAL SURRENDERS
  Surrenders
  Partial Surrenders
  Effect of Partial Surrenders on Cash Value and Life Insurance Proceeds

 LOANS
  General
  Preferred Policy Debt
  Interest Rate Charged
  Repayment of Policy Debt
  Effect of Policy Loans

 TERMINATION
  Premium to Prevent Termination
  Your Policy will Remain in Effect During the Grace Period
  Reinstatement

 PAYMENTS AND TELEPHONE TRANSACTIONS
  Requesting Payments
  Telephone Transactions

 TAX CONSIDERATIONS
  Federal Tax Matters
  Introduction

                                                 Page

  Tax Status of the Policy
  Tax Treatment of Policies -- General
  Special Rules for Modified Endowment Contracts
  Income Tax Withholding
  Tax Status of the Company
  Changes in Law and Other Considerations

 OTHER POLICY INFORMATION
  Exchange Privilege
  Benefits at Maturity
  Optional Payment Plans
  Dividends
  Incontestability
  Suicide Exclusion
  Misstatement of Age or Sex
  Written Notice
  Trustee
  Other Changes
  Reports
  Change of Owner
  Supplemental Benefits
  Using the Policy as Collateral
  Reinsurance
  Legal Proceedings

 ADDITIONAL INFORMATION
  Sale of the Policies
  Legal Matters
  Year 2000 Readiness Disclosure
  Experts
  Actuarial Matters
  Financial Statements
  Executive Officers & Directors
  Other Information

 HYPOTHETICAL ILLUSTRATIONS

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

--------------------------------------------------------------------------------
                                  DEFINITIONS
--------------------------------------------------------------------------------
We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

AGE -- The age on the Insured's birthday nearest the Policy Date or a Policy Anniversary.

ATTAINED AGE -- The Insured's Age on the Policy Date plus the number of full years since the Policy Date.

BENEFICIARY -- The person or entity you designate to receive the death benefit payable at the death of the Insured.

BUSINESS DAY -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that the Investment Subdivision's corresponding Fund does not value its shares.

CASH VALUE -- The total amount under the Policy in each Investment Subdivision and the General Account.

CONTINUATION AMOUNT -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

CONTINUATION PERIOD -- The number of Policy Years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

FUND -- Any open-end management investment company or unit investment trust in which Separate Account II invests.

GE LIFE & ANNUITY -- GE Life and Annuity Assurance Company.

GENERAL ACCOUNT -- Assets of GE Life & Annuity other than those allocated to Separate Account II or any of our other separate accounts.

HOME OFFICE -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230, 1-804-281-6000.

INITIAL INVESTMENT PERIOD -- The period that commences on the date that coverage begins under the Policy and ends on the date of receipt at the Home Office of the Policy Delivery and Acceptance Letter, signed and dated by the Owner, indicating that the Owner received and accepted the Policy, or if the Policy is not accepted, when amounts due are refunded, whichever is applicable.


INSURED -- The person upon whose life we issue the Policy.

INVESTMENT SUBDIVISION -- A subdivision of Separate Account II, the assets of which invest exclusively in a corresponding portfolio of a Fund.

LIFE INSURANCE PROCEEDS -- The amount of proceeds determined under the applicable Death Benefit Option.

MATURITY DATE -- The date we pay any Cash Value less outstanding Policy Debt if the insured is still living. Your Maturity Date is shown in your Policy.

MONTHLY ANNIVERSARY DAY -- The same day in each month as the Policy Date.

NET PREMIUM -- The portion of each premium you allocate to one or more Investment Subdivisions. It is equal to the premium paid times the Net Premium Factor.

NET PREMIUM FACTOR -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

NET TOTAL PREMIUM -- On any date, Net Total Premium equals the total of all premiums paid to that date less (a) divided by (b), where:

     (a) is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and

     (b) is the Net Premium Factor.

OPTIONAL PAYMENT PLAN -- A plan under which any part of Life Insurance Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

OWNER -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

PLANNED PERIODIC PREMIUM -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

POLICY -- The Policy with any attached application(s), any riders, and endorsements.

POLICY DATE -- The date as of which we we issue the Policy and the date as of which the Policy becomes effective. We measure Policy Years and Anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

POLICY DEBT -- The amount of outstanding loans plus accrued interest.

POLICY MONTH -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

SEPARATE ACCOUNT II -- GE Life & Annuity Separate Account II, the segregated asset account of GE Life & Annuity to which you allocate Net Premiums.

SPECIFIED AMOUNT -- An amount we use in determining the insurance coverage on an Insured's life.

SURRENDER VALUE -- The amount we pay you when you surrender the Policy. It is equal to the Cash Value minus Policy Debt and minus any applicable surrender charge.

UNIT VALUE -- A unit of measure we use to calculate the Cash Value for each Investment Subdivision.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Business Day and continues to the end of the next Business Day.

POLICY SUMMARY
--------------------------------------------------------------------------------

                                   PREMIUMS

 . You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. SEE Periodic Premium Plan.

 . Premium amounts depend on the Insured's Age, sex (where applicable), risk class, Specified Amount selected, and any supplemental benefit riders. SEE Premiums.

 .  You may make unscheduled premium payments, within limits. SEE Premiums.

 . Under certain circumstances, you may have to pay extra premiums to prevent termination. SEE Premium to Prevent Termination.
--------------------------------------------------------------------------------

                                       -

                            DEDUCTION FROM PREMIUMS

 .  Currently, we deduct a 7.5% premium charge (which is made up of a 5% sales charge and a 2.5% premium tax charge) from each premium before we place it in an Investment Subdivision. We refer to the premium minus the premium charge as a Net Premium. SEE Premium Charge.
 -------------------------------------------------------------------------------

                                       -

                          ALLOCATION OF NET PREMIUMS

 .  You allocate your Net Premiums among up to seven of the Investment
   Subdivisions of Separate Account II at any given time. Until l) the date we approve the application, 2) the date we receive all necessary forms (including any subsequent amendments to your application), and 3) the date we receive the entire initial premium, we will place any premiums you pay in a non-interest bearing account. We will then allocate your Net Premiums to the Investment Subdivision investing in the Money Market Fund of GE Investments Funds until the end of the Initial Investment Period. At the end of the Initial Investment Period, we will transfer this amount to the Investment Subdivisions you designated in your application. SEE Allocating Premiums.

 . The Investment Subdivisions invest in corresponding portfolios of the following Funds:

 JANUS ASPEN SERIES                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Growth Portfolio                                          Oppenheimer Bond Fund/VA
    Aggressive Growth Portfolio                               Oppenheimer Aggressive Growth Fund/VA
    International Growth Portfolio                            Oppenheimer Capital Appreciation Fund/VA
    Worldwide Growth Portfolio                                Oppenheimer High Income Fund/VA
    Balanced Portfolio                                        Oppenheimer Multiple Strategies Fund/VA
    Flexible Income Portfolio                              FEDERATED INSURANCE SERIES
    Capital Appreciation Portfolio                            Federated American Leaders Fund II
 VARIABLE INSURANCE PRODUCTS FUND                             Federated Utility Fund II
    VIP Equity-Income Portfolio                               Federated High Income Bond Fund II
    VIP Overseas Portfolio                                 THE ALGER AMERICAN FUND
    VIP Growth Portfolio                                      Alger American Growth Portfolio
 VARIABLE INSURANCE-PRODUCTS FUND II                          Alger American Small Capitalization Portfolio
    VIP II Asset Manager Portfolio                         PBHG INSURANCE SERIES FUND, INC.
    VIP II Contrafund Portfolio                               PBHG Growth II Portfolio
 VARIABLE INSURANCE PRODUCTS FUND III                         PBHG Large Cap Growth Portfolio
    VIP III Growth & Income Portfolio                      GOLDMAN SACHS VARIABLE INSURANCE TRUST
    VIP III Growth Opportunities Portfolio                    Growth and Income Fund
 GE INVESTMENTS FUNDS, INC.                                   Mid Cap Value Fund
    S&P 500 Index Fund                                     SALOMON BROTHERS VARIABLE SERIES FUNDS
    Money Market Fund                                         Investors Fund
    Total Return Fund                                         Total Return Fund
    International Equity Fund                                 Strategic Bond Fund
    Real Estate Securities Fund
                                                           SEE Investment Subdivisions.
    Global Income Fund
    Value Equity Fund Income Fund
    U.S. Equity Fund
    Premier Growth Equity Fund


            Not all of these portfolios may be available in all states or in all markets.

--------------------------------------------------------------------------------

                                       -

--------------------------------------------------------------------------------



                            DEDUCTIONS FROM ASSETS

 .  Each Fund deducts management fees and other expenses from its assets.

 . We deduct a daily mortality and expense risk charge at a current effective annual rate of 0.70% from assets in the Investment Subdivisions.

 .  We deduct a deferred sales charge of a maximum of 45% of the first Policy
   Year's premiums. We deduct this amount from Cash Value in equal amounts at the beginning of Policy Years 2 through 10.

 .  We make a monthly deduction from your Cash Value for (1) the cost of insurance, (2) a current monthly administrative charge of $6 (this charge may increase to a maximum of $12 per month), and (3) supplemental benefit charges. The monthly deduction will also include the increase charge for the first month following an increase in the Specified Amount. SEE
   Changing the Specified Amount.
--------------------------------------------------------------------------------

                                       -

--------------------------------------------------------------------------------

                                  CASH VALUE

 . Cash Value equals the total amount in each Investment Subdivision and the General Account.

 . Cash Value serves as the starting point for calculating certain values under a Policy, such as the Surrender Value and the Life Insurance Proceeds.
   Cash Value varies from day to day to reflect investment experience of the Investment Subdivisions, charges deducted and other Policy transactions
   (such as Policy loans, transfers and partial surrenders). SEE How Your
   Cash Value Varies.

 . You can transfer Cash Value among the Investment Subdivisions (subject to certain restrictions). A $10 transfer charge applies to each transfer made after the first transfer in a calendar month. SEE Transfers for rules and limits. Policy loans reduce the amount available for allocations and transfers.

 .  There is no minimum guaranteed Cash Value. During the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction and the Net Total Premium is less than the Continuation Amount. After the Continuation Period, the Policy will lapse if the
   Surrender Value is too low to cover the monthly deduction. SEE Premium to Prevent Termination.
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                 CASH BENEFITS

 .  You may take a Policy loan for up to 90% of the difference between Cash
   Value and any Surrender Charges, minus any Policy Debt. SEE Loans.

 . You may partially surrender your Policy before the Maturity Date. The minimum partial surrender amount is $500, and a processing fee equal to the lesser of $25 or 2% of the amount of the partial surrender will apply to each Partial Surrender. If you select death benefit Option B, you may only make a partial surrender after the first Policy Year. SEE Partial Surrender.

 . You can surrender your Policy at any time before the Insured dies and before the Maturity Date for its Surrender Value (Cash Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply during the first 9 Policy Years. SEE Full Surrender and Surrender Charge.
   You may choose from a variety of payment options. SEE Requesting Payments.

-------------------------------------------------------------------------------

                                       -

                                DEATH BENEFITS

 .  The minimum Specified Amount available is $50,000.

 . You may choose from two death benefit options: Option A (greater of Specified Amount plus Cash Value, or a specified percentage of Cash Value); or Option B (greater of Specified Amount, or a specified percentage of Cash Value). SEE Death Benefits.

 . A death benefit is payable as a lump sum or under a variety of payment options.

 .  You may change the Specified Amount and the death benefit option. SEE
   Changing the Specified Amount and Changing the Death Benefit Option for rules and limits.

 .  During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as Net Total Premium is at least equal to the Continuation Amount. SEE Premium to Prevent
   Termination.
-------------------------------------------------------------------------------

RISK SUMMARY
--------------------------------------------------------------------------------
INVESTMENT               Your Cash Value is subject to the risk that investment
RISK                     performance will be unfavorable and that your Cash
                         Value will decrease. Because we continue to deduct charges from Cash Value, if investment results are sufficiently unfavorable and/or if you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deductions so long as the Net Total
                         Premium is at least equal to the Continuation
                         Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Cash Value, through partial surrenders and Policy loans.

RISK OF LAPSE            If the Surrender Value of your Policy is too
                         low to pay the Monthly Deduction when due (and, during the Continuation Period, the Net Total
                         Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if withdrawals, loans, and monthly deductions reduce your Surrender Value to too low an amount and/or if the investment experience of your selected Investment Subdivisions is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may rein state your Policy within three years subject to certain conditions.


TAX RISKS                We intend for the Policy to satisfy the
                         definition of a "life insurance contract" under
                         section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, earnings under the Policy will not be taxed until a distribution is made from the Policy.
                         In addition, death benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract,"special rules apply and a 10% penalty tax may be imposed on distributions, including loans. SEE Special Rules for Modified Endowment
                         Contracts. You should consult a qualified tax advisor in all tax matters involving your Policy.

LIMITS ON PARTIAL        The Policy permits you to take partial surrenders.
SURRENDERS               However, if you selected Option B, you may only
                         make partial surrenders after the first Policy
                         Year.

                         The minimum partial surrender amount is $500, and we will assess a processing fee on the surrender.

                         Partial surrenders will reduce your Cash Value and Life Insurance Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders.

EFFECTS OF               A Policy loan, whether or not repaid, will affect Cash
POLICY LOANS             Value over time because we subtract the amount
                         of the loan from the Investment Subdivisions as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Investment
                         Subdivisions. The longer the loan is
                         outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Subdivisions, the effect could be favorable or unfavorable. A Policy loan also reduces the Life Insurance Proceeds.

                         A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.

COMPARISON WITH OTHER    The Policy is similar in many ways to universal life
INSURANCE POLICIES       insurance. As with universal life insurance:

                         o  the Owner pays premiums for insurance
                            coverage on the Insured;

                         o the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insured's lifetime;


                         o and the Surrender Value may be substantially lower than the premiums paid.

                         However, the Policy differs from universal life insurance in that it permits you to place your premium in the Investment Subdivisions. The amount and duration of life insurance protection and of the Policy's Cash Value will vary with the investment performance of the Investment Subdivisions you select.


                         The Surrender Value of your Policy may decrease if the investment performance of the Investment Subdivisions to which you allocate Cash Value is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and the Continu ation Period is not in effect, the Policy will terminate without value after a grace period.

--------------------------------------------------------------------------------
                          PORTFOLIO ANNUAL EXPENSE TABLE
--------------------------------------------------------------------------------
This table describes the portfolio fees and expenses. These fees and expenses are shown as a percentage of net assets for the year ended December 31, 1998. The prospectus for each Fund contains more detail concerning a portfolios's fees and expenses.


PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 1998 (as a percentage of each portfolio's average net assets):

                                          MANAGEMENT FEES          OTHER EXPENSES
                                         (AFTER FEE WAIVER     (AFTER REIMBURSEMENT-     TOTAL ANNUAL
                                           AS APPLICABLE)          AS APPLICABLE)          EXPENSES
                                        -------------------   -----------------------   -------------
FUND
----
INTERNATIONAL AND GLOBAL EQUITY
 Janus Aspen Worldwide Growth Portfolio1           .65                   .07                    .72
 Janus Aspen International Growth Portfolio1       .66                   .20                    .86
 VIP Overseas Portfolio2                           .74                   .15                    .89
 GE International Equity Fund                     1.00                   .15                   1.15
SPECIALTY
 GE Real Estate Securities Fund                    .85                   .14                    .99
SMALL-CAP STOCKS
 Oppenheimer Aggressive Growth Fund/VA             .69                   .02                    .71
 Alger American Small Capitalization Portfolio     .85                   .04                    .89
MID-CAP GROWTH
 Janus Aspen Aggressive Growth Portfolio           .72                   .03                    .75
 Goldman Sachs VIT Mid Cap Value Fund*5            .80                   .15                    .95
 PBHG Growth II Portfolio9                         .51                   .69                   1.20
MID-CAP VALUE
 GE Value Equity Fund**                            .65                   .10                    .75
LARGE-CAP GROWTH
 Janus Aspen Growth Portfolio1                     .65                   .03                    .68
 Janus Aspen Capital Appreciation Portfolio1       .70                   .22                    .92
 VIP II Contrafund Portfolio3                      .59                   .07                    .66
 VIP Growth Portfolio2                             .59                   .07                    .66
 VIP III Growth & Income Portfolio4                .49                   .11                    .60
 Oppenheimer Capital Appreciation Fund/VA          .72                   .03                    .75
 GE Premier Growth Equity Fund                     .65                   .17                    .82
 Alger American Growth Portfolio                   .75                   .04                    .79
 PBHG Large Cap Growth Portfolio9                  .32                   .78                   1.10
LARGE-CAP VALUE
 VIP EquityIncome Portfolio 2                      .49                   .08                    .57
 VIP III Growth Opportunities Portfolio4           .59                   .11                    .70
 GE U.S. Equity Fund                               .55                   .14                    .69
 GE S&P 500 Fund                                   .35                   .10                    .45
 Federated Utility Fund II8                        .68                   .25                    .93
 Federated American Leaders Fund II8               .74                   .14                    .88
 Goldman Sachs VIT Growth and Income Fund5         .75                   .15                    .90
 Salomon Investors Fund6                           .70                   .30                   1.00
BALANCED
 Janus Aspen Balanced Fund                         .72                   .02                    .74
 VIP II Asset Manager Portfolio3                   .54                   .09                    .63
 Oppenheimer Multiple Strategies Fund/VA           .72                   .04                    .76
 GE Total Return Fund                              .50                   .13                    .63

                                          MANAGEMENT FEES          OTHER EXPENSES
                                         (AFTER FEE WAIVER     (AFTER REIMBURSEMENT-     TOTAL ANNUAL
                                           AS APPLICABLE)          AS APPLICABLE)          EXPENSES
                                        -------------------   -----------------------   -------------
Salomon Total Return Fund6                      .80                     .20                   1.00
GLOBAL BOND
 GE Global Income Fund                          .60                     .22                    .82
HIGH-YIELD BONDS
 Janus Aspen Flexible Income Fund               .65                     .08                    .73
 Oppenheimer High Income Fund/VA                .74                     .04                    .78
 Federated High Income Bond Fund II             .60                     .18                    .78
DOMESTIC BONDS
 Oppenheimer Bond Fund/VA                       .72                     .02                    .74
 GE Income Fund                                 .50                     .14                    .64
 Salomon Strategic Bond Fund6                   .75                     .25                   1.00
MONEY MARKET
 GE Money Market Fund7                          .25                     .12                    .37

Not all portfolios may be available in all states or markets.

 * These expenses are estimated due to the portfolio being in existence for less than 10 months.

** Although past practice reflects investments within the mid cap range, the portfolio is not restricted on the capitalizations of the companies in which it can invest.

 1 Absent reimbursements, the total annual expenses of the portfolios of the Janus Aspen Series during 1998 would have been .75% for Growth Portfolio, .95% for International Growth Portfolio, .74% for Worldwide Growth Portfolio, and .97% for Capital Appreciation Portfolio.

 2 A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Absent these reductions and credits, the total annual expenses of the portfolios of the Variable Insurance Products Fund during 1998 would have been .58% for VIP Equity-Income Portfolio, .91% for VIP Overseas Portfolio and .68% for VIP Growth Portfolio.

 3 A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Absent these reductions and credits, the total annual expenses of the portfolios of the Variable Insurance Products Fund II during 1998 would have been .64% for VIP II Asset Manager Portfolio and .70% for VIP II Contrafund Portfolio.

 4 A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Absent these reductions and credits, the total annual expenses of the portfolios of the Variable Insurance Products Fund III during 1998 would have been .61% for VIP III Growth & Income Portfolio and .71% for VIP III Growth Opportunities Portfolio.

 5 Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15% of each Fund's respective average daily net assets. The investment adviser may modify or discontinue any of the limitations set forth above in the future at its discretion. Absent reimbursements, the total annual expenses during 1998 would have been 2.69% for Growth and Income Fund and 4.79% for Mid Cap Value Fund.

 6 Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 1998 would have been 2.07% for Investors Fund, 2.90% for Total Return Fund and 1.79% for Strategic Bond Fund.

 7 GE Investment Management Incorporated currently serves as investment adviser to GE Investments Funds, Inc. (formerly Life of Virginia Series Fund,
   Inc.) and has voluntarily agreed to waive a portion of the fee payable by the Fund. Absent this fee waiver, the total annual expenses of the GE
   Money Market Fund would have been .59%.

 8 Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the Federated Insurance Series during 1998 would have been .89% for Federated American Leaders Fund II and 1.00% for Federated Utility Fund II.

 9 Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of PBHG Insurance Series Fund, Inc. would have been 1.54% for PBHG Growth II Portfolio and 1.53% for PBHG Large Cap Growth Portfolio.

The expense information regarding the portfolios was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the portfolios will continue.

OTHER POLICIES

We offer other variable life insurance policies which also invest in the same portfolios of the portfolios. These policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.

--------------------------------------------------------------------------------
                     GE LIFE AND ANNUITY ASSURANCE COMPANY
--------------------------------------------------------------------------------
We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We are principally engaged in the offering of life insurance and annuity policies. We are admitted to do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Corporation ("GE Capital Assurance"), an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GE Capital") owns a majority of our capital stock. GE Financial Assurance Holdings, Inc., a direct wholly-owned subsidiary of GE Capital, owns the remainder. GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large electric power generation equipment.

GNA Corporation, a direct wholly-owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March l of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of Separate Account II and certifies their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

--------------------------------------------------------------------------------
                              SEPARATE ACCOUNT II
--------------------------------------------------------------------------------
We established GE Life & Annuity Separate Account II as a separate investment account on August 2l, 1986. Separate Account II currently has forty-one Investment Subdivisions available under the Policy. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the eleven Funds described below.

The assets of Separate Account II belong to us. However, we may not charge the assets in Separate Account II attributable to the Policies with liabilities arising out of any other business which we may conduct. If Separate Account II's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of Separate Account II are credited to or charged against Separate Account II without regard to the income, gains or losses arising out of any other business we may conduct.

Separate Account II is registered with the SEC as a unit investment trust under the Investment Company Act of l940 (the "l940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Separate Account II by the SEC.

CHANGES TO SEPARATE ACCOUNT II

Separate Account II may include other Investment Subdivisions that are not available under the Policy. We may substitute another investment subdivision or insurance company separate account under the Policy if, in our judgment, investment in an Investment Subdivision should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another investment subdivision or insurance company separate account is in the best interest of Owners. No substitution may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the l940 Act and applicable law.

We may also, where permitted by law:

   o create new separate accounts;

   o combine separate accounts, including Separate Account II;

   o transfer assets of Separate Account II, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate Account;

   o add new Investment Subdivisions to or remove Investment Subdivisions from Separate Account II or combine Investment Subdivisions;

   o make the Investment Subdivisions available under other policies we issue;

   o add new Funds or remove existing Funds;

   o substitute new Funds for any existing Fund which we determine is no longer appropriate in light of the purposes of the Separate Account;

   o deregister Separate Account II under the 1940 Act; and

   o operate Separate Account II under the direction of a committee or in another form.

THE PORTFOLIOS

You decide the Investment Subdivisions to which you direct Net Premiums. You may change your premium allocation without penalty or charges. There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your Net Premiums and Cash Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 41 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to seven Investment Subdivisions at any one time.

                                                                                                      ADVISER (AND SUB-
INVESTMENT SUBDIVISION                                  INVESTMENT OBJECTIVE1                      ADVISER, AS APPLICABLE)
---------------------------------- -------------------------------------------------------------- ------------------------
                                          INTERNATIONAL AND GLOBAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES               Seeks long-term capital growth in a manner consistent          Janus Capital
  Worldwide Growth Portfolio       with the preservation of capital. Pursues this objective by    Corporation
                                   investing in a diversified portfolio of common stocks of
                                   foreign and domestic issuers of all sizes. Normally invests in at least five different countries including the United
                                   States.
-------------------------------------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES               Seeks long-term growth of capital. Pursues this objective      Janus Capital
  International Growth Portfolio   primarily through investments in common stocks of              Corporation
                                   issuers located outside the United States. The portfolio
                                   normally investing at least 65% of its total assets in
                                   securities of issuers from at least five different countries, excluding the United States.
-------------------------------------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE      Seeks long-term growth of capital by investing at least        Fidelity
  PRODUCTS FUND                    65% of total assets in foreign securities, primarily in        Management &
  VIP Overseas Portfolio           common stocks.                                                 Research
                                                                                                  Company
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS             Objective of providing long-term growth of capital by          GE Investment
  International Equity Fund        investing primarily in foreign equity and equity-related       Management
                                   securities which the Adviser believes have long-term           Incorporated
                                   potential for capital growth.
-------------------------------------------------------------------------------------------------------------------------
                                                       SPECIALTY FUNDS
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS             Objective of providing maximum total return through            GE Investment
  Real Estate Securities Fund      current income and capital appreciation by investing           Management
                                   primarily in securities of U.S. issuers that are principally   Incorporated
                                   engaged in or related to the real estate industry including    (Subadvised by
                                   those that own significant real estate assets. The portfolio   Seneca Capital
                                   will not invest directly in real estate.                       Management,
                                                                                                  L.L.C.)
-------------------------------------------------------------------------------------------------------------------------
                                                      SMALL-CAP STOCKS
-------------------------------------------------------------------------------------------------------------------------
  OPPENHEIMER VARIABLE ACCOUNT     Seeks to achieve capital appreciation by investing in          Oppenhei-
  FUNDS                            "growth-type" companies.                                       merFunds, Inc.
  Aggressive Growth Fund/VA
  (formerly known as Aggressive
  Growth Fund)
-------------------------------------------------------------------------------------------------------------------------
  THE ALGER AMERICAN FUND          Seeks long-term capital appreciation by focusing on            Fred Alger
  Alger American Small             small, fast-growing companies that offer innovative            Management,
  Capitalization Portfolio         products, services or technologies to a rapidly expanding      Inc.
                                   marketplace. Under normal circumstances, the portfolio
                                   invests primarily in the equity securities of small
                                   capitalization companies. A small capitalization company
                                   is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P(R) Small Cap
                                   600 Index.
-------------------------------------------------------------------------------------------------------------------------


---------
1 Standard and Poor's, together with the Funds, determined these categories.

                                                                                                     ADVISER (AND SUB-
INVESTMENT SUBDIVISION                                  INVESTMENT OBJECTIVE                      ADVISER, AS APPLICABLE)
---------------------------------- ------------------------------------------------------------- ------------------------
                                                     MID-CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES               Non-diversified portfolio pursuing long-term growth of        Janus Capital
  Aggressive Growth Portfolio      capital. Pursues this objective by normally investing at      Corporation
                                   least 50% of its assets in equity securities issued by
                                   medium-sized companies.
-------------------------------------------------------------------------------------------------------------------------
  GOLDMAN SACHS VARIABLE           Seeks long-term capital appreciation, primarily through       Goldman Sachs
  INSURANCE TRUST (VIT)            equity securities of companies with public stock market       Asset
  Mid Cap Value Fund               capitalizations within the range of the market                Management
  (formerly known as Mid Cap       capitalization of companies constituting the Russell
  Equity Fund)                     Midcap Index at the time of investment (currently
                                   between $400 million and $16 billion).
-------------------------------------------------------------------------------------------------------------------------
  PBHG INSURANCE SERIES FUND       Seeks to achieve capital appreciation by investing at least   Pilgrim Baxter &
  PBHG Growth II Portfolio         65% of its total assets in the growth securities (primarily   Associates, Ltd.
                                   common stocks) of small and medium sized companies
                                   (market capitalization or annual revenues between $500
                                   million and $10 billion) that, in the adviser's opinion,
                                   have an outlook for strong earnings growth and capital
                                   appreciation potential.
-------------------------------------------------------------------------------------------------------------------------
                                                       MID-CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS             Objective of providing long term growth of capital by         GE Investment
  Value Equity Fund                investing primarily in common stock and other equity          Management
                                   securities of companies that the investment adviser           Incorporated
                                   believes are undervalued by the marketplace at the time       (Subadvised by
                                   of purchase and that offer the potential for above-average    NWQ Investment
                                   growth of capital. Although the current portfolio reflects    Management
                                   investments primarily within the mid cap range, the Fund      Company)
                                   is not restricted to investments within any particular
                                   capitalization and may in the future invest a majority of
                                   its assets in another capitalization range.
-------------------------------------------------------------------------------------------------------------------------
                                                      LARGE-CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES               Seeks long-term capital growth consistent with the            Janus Capital
  Growth Portfolio                 preservation of capital and pursues its objective by          Corporation
                                   investing in common stocks of companies of any size.
                                   Emphasizes larger, more established issuers.
-------------------------------------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES               Seeks long-term growth of capital. Pursues this objective     Janus Capital
  Capital Appreciation Portfolio   by investing primarily in common stocks of companies of       Corporation
                                   any size.
-------------------------------------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE      Seeks long-term capital appreciation by investing mainly      Fidelity
  PRODUCTS FUND II                 in common stocks and in securities of companies whose         Management &
  VIP II Contrafund Portfolio      value is believed to have not been fully recognized by the    Research
                                   public. This fund invests in domestic and foreign issuers.    Company
                                   This fund also invests in "growth" stocks or "value"
                                   stocks or both.
-------------------------------------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE      Seeks capital appreciation by investing primarily in          Fidelity
  PRODUCTS FUND                    common stocks of companies believed to have                   Management &
  VIP Growth Portfolio             above-average growth potential.                               Research
                                                                                                 Company
-------------------------------------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE      Seeks high total return through a combination of current      Fidelity
  PRODUCTS FUND III                income and capital appreciation by investing a majority of    Management &
  VIP III Growth & Income          assets in common stocks with a focus on those that pay        Research
  Portfolio                        current dividends and show potential for capital              Company
                                   appreciation.
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     ADVISER (AND SUB-
INVESTMENT SUBDIVISION                                  INVESTMENT OBJECTIVE                      ADVISER, AS APPLICABLE)
----------------------------------- ------------------------------------------------------------ ------------------------
OPPENHEIMER VARIABLE ACCOUNT        Seeks capital appreciation from investments in securities      Oppenhei-
FUNDS                               of well-known and established companies. Such securities       merFunds, Inc.
Capital Appreciation Fund/VA        generally have a history of earnings and dividends and
(formerly known as Oppenheimer      are issued by seasoned companies (having an operating
Growth Fund)                        history of at least five years, including predecessors).
                                    Current income is a secondary consideration in the
                                    selection of the Capital Appreciation Fund's portfolio
                                    securities.
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS              Objective of providing long-term growth of capital as        GE Investment
  Premier Growth Equity Fund        well as future (rather than current) income by investing     Management
                                    primarily in growth-oriented equity securities.              Incorporated
-------------------------------------------------------------------------------------------------------------------------
  THE ALGER AMERICAN FUND           Seeks long-term capital appreciation by focusing on          Fred Alger
  Alger American Growth Portfolio   growing companies that generally have broad product          Management,
                                    lines, markets, financial resources and depth of             Inc.
                                    management. Under normal circumstances, the portfolio
                                    invests primarily in the equity securities of large
                                    companies. The portfolio considers a large company to
                                    have a market capitalization of $1 billion or greater.
-------------------------------------------------------------------------------------------------------------------------
  PBHG INSURANCE SERIES FUND        Seeks long term growth of capital by investing at least      Pilgrim Baxter &
  PBHG Large Cap Growth             65% of its total assets in growth securities (primarily      Associates, Ltd.
  Portfolio                         common stocks) of large capitalization companies (market
                                    capitalization over $1 billion) that, in the adviser's
                                    opinion, have an outlook for strong earnings growth and
                                    capital appreciation potential.
-------------------------------------------------------------------------------------------------------------------------
                                                      LARGE-CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE       Seeks reasonable income and will consider the potential      Fidelity
  PRODUCTS FUND                     for capital appreciation. The fund also seeks a yield,       Management &
  VIP Equity-Income Portfolio       which exceeds the composite yield on the securities          Research
                                    comprising the S&P 500 by investing primarily in             Company
                                    income-producing equity securities and by investing in
                                    domestic and foreign issuers.
-------------------------------------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE       Seeks to provide capital growth by investing primarily in    Fidelity
  PRODUCTS FUND III                 common stock and other types of securities, including        Management &
  VIP III Growth Opportunities      bonds, which may be lower-quality debt securities.           Research
  Portfolio                                                                                      Company
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS              Objective of providing long-term growth of capital           GE Investment
  U.S. Equity Fund                  through investments primarily in equity securities of U.S.   Management
                                    companies.                                                   Incorporated
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS              Objective of providing capital appreciation and              GE Investment
  S&P 500 Index Fund2               accumulation of income that corresponds to the               Management
                                    investment return of the Standard & Poor's 500               Incorporated
                                    Composite Stock Price Index through investment in            (Subadvised by
                                    common stocks comprising the Index.                          State Street
                                                                                                 Global Advisers)
-------------------------------------------------------------------------------------------------------------------------
  FEDERATED INSURANCE SERIES        Seeks high current income and moderate capital               Federated
  Utility Fund II                   appreciation by investing primarily in equity and debt       Investment
                                    securities of utility companies.                             Management
                                                                                                 Company
-------------------------------------------------------------------------------------------------------------------------

---------
     2 "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by GE Investment Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                                                                       ADVISER (AND SUB-
INVESTMENT SUBDIVISION                                   INVESTMENT OBJECTIVE                       ADVISER, AS APPLICABLE)
---------------------------------- --------------------------------------------------------------- ------------------------
  FEDERATED INSURANCE SERIES       Seeks long-term growth of capital with a secondary              Federated
  American Leaders Fund II         objective of providing income. Seeks to achieve its             Investment
                                   objective by investing, under normal circumstances, at          Management
                                   least 65% of its total assets in common stock of "blue          Company
                                   chip" companies.
-------------------------------------------------------------------------------------------------------------------------
  GOLDMAN SACHS VARIABLE           Seeks long-term capital growth and growth of income,            Goldman Sachs
  INSURANCE TRUST (VIT)            primarily through equity securities that are considered to      Asset
  Growth and Income Fund           have favorable prospects for capital appreciation and/or        Management
                                   dividend-paying ability.
-------------------------------------------------------------------------------------------------------------------------
  SALOMON BROTHERS VARIABLE        Seeks long-term growth of capital with current income as        Salomon
  SERIES FUNDS                     a secondary objective, primarily through investments in         Brothers Asset
  Investors Fund                   common stocks of well-known companies.                          Management Inc
-------------------------------------------------------------------------------------------------------------------------
                                                           BALANCED
-------------------------------------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES               Seeks long term growth of capital. Pursues this objective       Janus Capital
  Balanced Portfolio               consistent with the preservation of capital and balanced        Corporation
                                   by current income. Normally invests 40-60% of its assets
                                   in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily
                                   for their income potential.
-------------------------------------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE      Seeks high total return with reduced risk over the              Fidelity
  PRODUCTS FUND II                 long-term by allocating assets among stocks, bonds and          Management &
  VIP II Asset Manager Portfolio   short-term and money market instruments.                        Research
                                                                                                   Company
-------------------------------------------------------------------------------------------------------------------------
  OPPENHEIMER VARIABLE ACCOUNT     Seeks total investment return (which includes current           Oppenhei-
  FUNDS                            income and capital appreciation in the values of its            merFunds, Inc.
  Multiple Strategies Fund/VA      shares) from investments in common stocks and other
 (formerly known as Multiple       equity securities, bonds and other debt securities, and
  Strategies Fund)                 "money market" securities.
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS             Objective of providing the highest total return, composed       GE Investment
  Total Return Fund                of current income and capital appreciation, as is               Management
                                   consistent with prudent investment risk by investing in         Incorporated
                                   common stock, bonds and money market instruments, the
                                   proportion of each being continuously determined by the
                                   investment adviser.
-------------------------------------------------------------------------------------------------------------------------
  SALOMON BROTHERS VARIABLE        Seeks to obtain above-average income by primarily               Salomon
  SERIES FUNDS                     investing in a broad variety of securities, including stocks,   Brothers Asset
  Total Return Fund                fixed-income securities and short-term obligations.             Management Inc
-------------------------------------------------------------------------------------------------------------------------
                                                         GLOBAL BONDS
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS             Objective of providing high total return, emphasizing           GE Investment
  Global Income Fund               current income and, to a lesser extent, capital                 Management
                                   appreciation. The Fund seeks to achieve this objective by       Incorporated
                                   investing primarily in foreign and domestic
                                   income-bearing debt securities and other foreign and
                                   domestic income bearing instruments.
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      ADVISER (AND SUB-
INVESTMENT SUBDIVISION                                  INVESTMENT OBJECTIVE                       ADVISER, AS APPLICABLE)
---------------------------------- -------------------------------------------------------------- ------------------------
                                                       HIGH-YIELD BONDS
--------------------------------------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES               Seeks maximum total return consistent with preservation        Janus Capital
  Flexible Income Portfolio        of capital. Total return is expected to result from a          Corporation
                                   combination of income and capital appreciation. The
                                   portfolio pursues its objective primarily by investing in
                                   any type of income-producing securities. This portfolio
                                   may have substantial holdings of lower-rated debt
                                   securities or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for Janus Aspen
                                   Series, which should be read carefully before investing.
-------------------------------------------------------------------------------------------------------------------------
  OPPENHEIMER VARIABLE ACCOUNT     Seeks high current income from investments in high yield       Oppenhei-
  FUNDS                            fixed income securities, including unrated securities or       merFunds, Inc.
  High Income Fund/VA              high-risk securities in lower rating categories. These
  (formerly known as High Income   securities may be considered speculative. This Fund may
  Fund)                            have substantial holdings of lower-rated debt securities or
                                   "junk" bonds. The risks of investing in junk bonds are
                                   described in the prospectus for the Oppenheimer Variable
                                   Account Funds, which should be read carefully before
                                   investing.
-------------------------------------------------------------------------------------------------------------------------
  FEDERATED INSURANCE SERIES       Seeks high current income by investing primarily in a          Federated
  High Income Bond Fund II         diversified portfolio of professionally managed                Advisers
                                   fixed-income securities. The fixed income securities in
                                   which the Fund intends to invest are lower-rated
                                   corporate debt obligations, commonly referred to as "junk
                                   bonds". The risks of these securities and their high yield potential are described in the prospectus for the Federated
                                   Insurance Series, which should be read carefully before
                                   investing.
-------------------------------------------------------------------------------------------------------------------------
                                                       DOMESTIC BONDS
-------------------------------------------------------------------------------------------------------------------------
  OPPENHEIMER VARIABLE ACCOUNT     Seeks high level of current income and capital, and            Oppenhei-
  FUNDS                            growth when consistent with its primary objective. Under       merFunds, Inc.
  Bond Fund/VA                     normal conditions this fund will invest at least 65% of its
 (formerly known as Bond Fund)     total assets in investment grade debt securities.
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS             Objective of providing maximum income consistent with          GE Investment
  Income Fund                      prudent investment management and preservation of              Management
                                   capital by investing primarily in income-bearing debt          Incorporated
                                   securities and other income bearing instruments.
-------------------------------------------------------------------------------------------------------------------------
  SALOMON BROTHERS VARIABLE        Seeks high level of current income with capital                Salomon
  SERIES FUNDS                     appreciation as a secondary objective, through a globally      Brothers Asset
  Strategic Bond Fund              diverse portfolio of fixed-income investments, including       Management Inc
                                   lower-rated fixed income securities commonly known as
                                   junk bonds.
-------------------------------------------------------------------------------------------------------------------------
                                                        MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
  GE INVESTMENTS FUNDS             Objective of providing highest level of current income as      GE Investment
  Money Market Fund                is consistent with high liquidity and safety of principal by   Management
                                   investing in various types of good quality money market        Incorporated
                                   securities.
-------------------------------------------------------------------------------------------------------------------------





Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Separate Account II. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the Funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. They may also be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. SEE the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of Account II and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. These agreements reflect administrative services we provide.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote the portfolio shares held in Account II at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' share in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy material, reports and other materials relating to the portfolio. Since each portfolio may engage in shared funding, other persons or entities besides the Company may vote portfolio shares. SEE Investment Subdivisions.
--------------------------------------------------------------------------------
                            CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
This section describes the charges and deductions we make under the Policy to compensate for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

     o the partial surrender, surrender, Policy loan and death benefits under the Policy;

     o investment options, including Net Premium allocations, dollar-cost averaging, asset allocation and portfolio rebalancing programs;

     o administration of various elective options under the Policy; and

     o the distribution of various reports to Owners.

The costs and expenses we incur include:

     o those associated with underwriting applications, increases in Specified Amount, and riders;

     o various overhead and other expenses associated with providing the services and benefits provided by the Policy;

     o sales and marketing expenses; and

     o other costs of doing business, such as federal, state and local premium and other taxes and fees.

The risks we assume include:

     o that insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and

     o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

We currently deduct a 7.5% charge from each premium before placing the resulting Net Premium in the Investment Subdivisions.

SALES CHARGE

We make a charge to the Policy to pay certain sales and distribution expenses. Of the 7.5% premium charge deducted, 5% is deducted from each premium we receive as part of the sales charge. In addition, there is a deferred sales charge of up to 45% of the designated premium for the Insured's Age, sex, rate class, and Specified Amount at issue. This charge will be deducted from the Policy's Cash Value in equal installments ( 1/9 of the total deferred sales charge) at the beginning of each of the Policy Years two through ten. We state this maximum deferred sales charge in your Policy. The designated premium for a particular age, sex, rate class and Specified Amount is always less than the corresponding guideline annual premium. The timing of premium payments may affect the amount of the deferred sales charge under a Policy as we base the charge only on premiums actually paid during the first Policy Year. You may wish to reduce the deferred sales charge to which your Policy is subject by reducing the premiums you pay in the first Policy Year. However, by reducing the premiums you pay in the first year, the values under your Policy may decrease, cost of insurance charges may increase and the risk of the Policy lapsing prematurely may increase. We will deduct any uncollected deferred sales charge from Cash Value if you surrender your Policy during Policy Years 1 through 9. If the initial Specified Amount of your Policy is at least $250,000, the deferred sales charge percentages in this paragraph will be 40% rather than 45%. When we issue Policies with higher mortality risk or to Insureds who have selected optional insurance benefits, we use a portion of the total amount deducted to pay sales and distribution expenses associated with these additional coverages.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a daily charge of .0019246% from assets in the Investment Subdivisions attributable to the Policies. This corresponds to an effective annual rate of 0.70% of net assets. We will not increase this charge for the duration of your Policy. This charge is factored into the net investment factor.

The mortality risk we assume is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

MONTHLY DEDUCTION

We make a monthly deduction on the Policy Date and on each Monthly Anniversary Day from Cash Value. The monthly deduction for each Policy consists of:

     o the cost of insurance charge (discussed below);

     o a current monthly administrative charge of $6 per month ($12 per month maximum); and

     o any charges for additional benefits added by riders to the Policy (SEE Supplemental Benefits).

If an increase in Specified Amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (it can not exceed $300 per increase). SEE Changing the Specified Amount.

The monthly deduction for a Policy Month will be allocated among the Investment Subdivisions of Separate Account II in the same proportion that your Policy's Cash Value in each Subdivision bears to the total Cash Value in all Investment Subdivisions at the beginning of the Policy Month.

COST OF INSURANCE

The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. The cost of insurance charge depends on a number of factors (Age, gender, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for an increase in Specified Amount that requires evidence of insurability.

We calculate the cost of insurance on each Monthly Anniversary Day based on your net amount at risk. We determine your net amount at risk by the following formula:

       Life Insurance Proceeds       --     Cash Value
       -----------------------
         1.0032737

To determine your cost of insurance for a particular Policy Month, we divide your net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate. If Option B is in effect, and the Specified Amount has increased, we first consider the Cash Value part of the initial Specified Amount. If the Cash Value is more than the initial Specified Amount, we will consider it part of the increased Specified Amounts resulting from increases in the order of the increases.

The cost of insurance rate for the Insured is based on his or her age, sex, and applicable risk class. We currently place Insureds in the following risk classes when we issue the Policy, based on our underwriting: a male or female or unisex risk class where appropriate under applicable law (currently including the state of Montana); and a smoker or non-smoker risk class. In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on the Insured's circumstances at the time of the increase.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the cost of insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's nearest birthday at the start of the Policy Year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to interest, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, sex (where applicable), and risk class and whose Policies have been in effect for the same length of time.

SURRENDER CHARGE

If you fully surrender your Policy during the first nine Policy Years, we will deduct a surrender charge. We calculate the surrender charge by multiplying a factor times the initial Specified Amount, divided by 1000. This value is shown on the Policy data pages as the initial contingent deferred issue charge. The surrender charge factor varies by age, ranging from $2.50 for issue ages 0 through 30 to $7.50 at issue ages above 60, subject to a maximum charge of $500. The surrender charge remains level for the first five Policy Years and then decreases each year at the beginning of the Policy Years 6 through 10 by 20% of the initial amount.

There is an additional surrender charge in Policy Years 1 through 9 equal to the uncollected deferred sales charge. See "Sales Charge." However, if you surrender your Policy during the first two Policy Years, the total sales charge we assess as a surrender charge will never exceed (a) minus (b) where:

   (a) is the lesser of 25% of the guideline annual premium (as defined below) and 25% of the actual premium payment made up to the amount of a guideline annual premium; and

   (b) is the total deferred sales charges previously deducted from Cash
       Value.

We use the guideline annual premium to provide an assumption for purposes of calculating permissible sales loading and we define it as the level amount that you would have to pay each Policy Year, through age 95, to provide the future benefits under the Policy, on the assumption that we base the cost of insurance on the 1980 Commissioners' Standard Ordinary Mortality Table, net investment earnings are at 5%, and sales loading, administration and cost of insurance charges are deducted at rates we specify in the Policy.

We will deduct the surrender charge before we pay Surrender Value.

We do not assess a surrender charge for partial surrenders, but do assess a processing fee.

PARTIAL SURRENDER PROCESSING FEE

We deduct a partial surrender processing fee on partial surrenders you make. The fee equals the lesser of $25 or 2% of the amount surrendered.

TRANSFER CHARGE

We assess a $10 transfer charge for each transfer after the first transfer you make in any calendar month. We take this charge from the amount you transfer. For purposes of assessing this charge, we consider each transfer request one transfer, regardless of the number of Investment Subdivisions affected by the transfer. Multiple transfers within the same Valuation Period are also considered one transfer for this purpose. We reserve the right to assess a $10 transfer charge for each transfer after the first transfer you make in any calendar year.

OTHER CHARGES

If you request a projection of illustrative future life insurance under the Policy and Policy values, we will charge you $25 for the cost of preparing the projection.

There are deductions from and expenses paid out of the assets of each Fund that are more fully described in each Fund's Prospectus.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

   1. THE SIZE OF THE GROUP. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

   2. THE TOTAL AMOUNT OF PREMIUM PAYMENTS TO BE RECEIVED FROM A GROUP. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

   3. THE PURPOSE FOR WHICH THE POLICIES ARE PURCHASED. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

   4. THE NATURE OF THE GROUP FOR WHICH THE POLICIES ARE BEING PURCHASED. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.

   5. OTHER CIRCUMSTANCES. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by Separate Account II.
--------------------------------------------------------------------------------
                                  THE POLICY
--------------------------------------------------------------------------------
APPLYING FOR A POLICY


To purchase a Policy, you must complete an application and you or your registered representative must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. SEE

Premiums, below. The minimum specified amount for a Policy is $50,000, however, we reserve the right to increase or decrease this amount for a class of Policies issued after some future date. You can submit your initial premium with your application or at a later date. (If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. SEE Allocating Premiums.) Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy covering an Insured up to Age 75 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 75. We may reject an application for any lawful reason.

If you do not pay the full first premium with your application, the insurance will become effective on the effective date. This date is the date that you pay your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the effective date we specified in the conditional receipt, provided the Insured is found to be, on the effective date, insurable at standard premium rates for the plan and amount of insurance requested in the application. This effective date will be the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests we require, and (iii) the policy date you requested when that date is later than the date you completed your application.

OWNER

You have rights in the Policy during the Insured's lifetime. If you die before the Insured and there is no contingent Owner, ownership will pass to your estate.

BENEFICIARY

You designate the primary Beneficiaries and contingent Beneficiaries when you apply for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiaries. We will pay the proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an optional payment plan is chosen, we will pay the death proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured, we will pay the proceeds to the contingent
Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the proceeds to you or your estate.

CHANGING THE BENEFICIARY

If you reserve the right, you may change the Beneficiary during the Insured's life. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office, or to the agent who sold it. The free-look period expires 10 days after you receive the Policy or within 45 days after you sign Part I of the application, whichever is later. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within seven calendar days after we receive the returned Policy, we will refund an amount equal to the sum of:

   o the total amount of monthly deductions made against cash value and any charges deducted from premiums paid;

    o plus the Cash Value on the date we (or our agent) receive the returned Policy.

If any state law prohibits the calculation above, we will refund the total of all premiums paid for the Policy, or other amounts as required under state law.

--------------------------------------------------------------------------------
                                   PREMIUMS
--------------------------------------------------------------------------------
GENERAL


The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, sex (where applicable), and risk class of the proposed Insured, the desired Specified Amount, any supplemental benefits, and investment performance of the Investment Subdivisions. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Business Day we receive it at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions.


The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a Modified Endowment Contract ("MEC") under the Code. SEE Tax Considerations.

We reserve the right to limit the number and amount of any unscheduled premium payment.

You may only make premium payments totaling $100,000 during the free-look period.

TAX FREE EXCHANGES (1035 EXCHANGES)

We will accept as part of your initial premium money from one contract that qualified for a tax free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. You can change the amount of planned premiums and payment arrangements, or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. This change will be effective upon our receipt of the instructions. Depending on the Cash Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. SEE Changing the Specified Amount.

MINIMUM PREMIUM PAYMENT

Generally, the minimum amount of premium we will accept in connection with a periodic premium payment plan is $20 ($15 for payments made via automatic deduction from your bank or similar account). Even if you pay the minimum premium amount, your Policy may lapse. SEE Premium to Prevent Termination. For purposes of the minimum premium payment requirements, we deem any payment to be a planned periodic premium if we receive it within 30 days (before or after) of the scheduled date for a planned periodic premium payment and the percentage difference between the planned amount and the actual payment amount is not more than 10%. We will deem all other premium payments to be unscheduled premium payments. Under our current administrative rules, all unscheduled premium payments must be at least $250 except where state regulation specifies a smaller amount. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Investment Subdivision. You may only direct your Net Premiums and Cash Value to seven Investment Subdivisions at any given time. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Net Premium allocations must be in percentages totaling 100%, each allocation percentage must be a whole number, and the portion of each Net Premium allocated to a particular Investment Subdivision must be at least 10%.

Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your Net Premium during the Initial Investment Period as specified below.

During the Initial Investment Period, your Cash Value will be allocated to the Investment Subdivision investing in the Money Market Fund of GE Investments Funds on the Policy's effective date. Once allocated, your Policy's Cash Value will remain there until the end of the Initial Investment Period. (The Initial Investment Period ends either on the date the Home Office receives a form satisfactory to us and signed by you, indicating that you have received and accepted the Policy, or if the Policy is not accepted, when all amounts due are refunded.) At the end of the Initial Investment Period, we will transfer this amount to the Investment Subdivisions you designated in your application. SEE How Your Cash Value Varies.
--------------------------------------------------------------------------------
                          HOW YOUR CASH VALUE VARIES
--------------------------------------------------------------------------------
CASH VALUE


The Cash Value is the entire amount we hold under your Policy for you. The Cash Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Investment Subdivision and the amount held in the General Account to secure Policy Debt. SEE Loans. We determine Cash Value first on your Policy Date (or on the date we receive your initial premium, if later) and after that on each Business Day. Your Cash Value will vary to reflect the performance of the Investment Subdivisions to which you have allocated amounts and also will vary to reflect Policy Debt, charges for monthly deductions, morality and expense risk charges, deferred sales charges in policy years 2-10, transfers, partial surrenders, Policy loan interest, and Policy loan repayments. Your Cash Value may be more or less than the premiums you paid.

SURRENDER VALUE

The Surrender Value on a Business Day is the Cash Value reduced by that which we would deduct if you surrendered your policy that day and any policy debt.

INVESTMENT SUBDIVISION VALUES

On any Business Day, the value of an Investment Subdivision equals the number of Investment Subdivision units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to an Investment Subdivision, either by Net Premium allocation, transfer of Cash Value, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Investment Subdivision. We determine the number of units by dividing the amount allocated, transferred or repaid to the Investment Subdivision by the Investment Subdivision's Unit Value for the Business Day when we effect the allocation, transfer or repayment.

The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial surrender from the Investment Subdivision, you transfer an amount from the Investment Subdivision, you take a partial surrender from the Investment Subdivision, or you surrender the Policy.

UNIT VALUES

We arbitrarily set the Unit Value for each Investment Subdivision at $10 when we established the Investment Subdivision. After that, an Investment Subdivision's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit Value, after an Investment Subdivision's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (a) divided by (b), minus
(c), where:

     (a) is the result of:

      1. the value of the assets at the end of the preceding Valuation Period; PLUS

      2. the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; MINUS

      3. the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      4. any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

   (b) is the value of the assets in the Investment Subdivision at the end of the preceding Valuation Period; and

   (c) is a charge no greater than .0019246% for each day in the Valuation Period. This corresponds to an effective annual rate of .70% per year.
--------------------------------------------------------------------------------
                                   TRANSFERS
--------------------------------------------------------------------------------
GENERAL


You may transfer Cash Value among the Investment Subdivisions at any time after the end of the Initial Investment Period. Transfer requests may be made in writing or in any other form acceptable to us. A transfer will take effect as of the end of the Valuation Period during which we receive your request at our Home Office.

We may defer transfers under the same conditions that we may delay paying proceeds. SEE Requesting Payments. We limit the number of transfers to twelve each calendar year. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. There is a charge after the first transfer made in a calendar month. SEE Transfer Charge.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

   (i) if any Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

   (ii) if the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period;

   (iii) if the transfer would adversely affect unit values; or

   (iv) if the transfer would adversely affect any Fund affected by the transfer.

We also may not honor transfers made by third parties. SEE Transfers by Third Parties.

When thinking about a transfer of Cash Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Investment Subdivision investing in the Money Market portfolio of the GE Investments Funds (the "Money Market Investment Subdivision") to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.


You may participate in the dollar-cost averaging program by selecting the program on your application, completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Investment Subdivision to any other Investment Subdivision. If any transfer would leave less than $100 in the Money Market Investment Subdivision, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file.

There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

ASSET ALLOCATION

You may select from five asset allocation model portfolios offered by us, or you may use a model offered by us as a guide to help you develop your own asset allocation program. The models designed by us are as follows:


                MODEL     INVESTMENT AND RISK PROFILE
               -------   ----------------------------
                  1      Income
                  2      Enhanced Income
                  3      Growth & Income
                  4      Growth
                  5      Aggressive Growth

If you elect to participate in the asset allocation program, we will automatically allocate all premium payments among the Investment Subdivisions indicated by the model and the Funds within the model you select. Although you may use only one model at a time, you may elect to change your selection as your tolerance for risk, needs, and/or objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons. Asset allocation does not guarantee a profit or protect against a loss.

Because each Investment Subdivision performs differently over time, your portfolio mix may vary from its initial allocations. You may elect to have the portfolios automatically rebalanced under our portfolio rebalancing program, described below.

From time to time, we will review the models and may find that allocation percentages among the Investment Subdivisions or even some of the Investment Subdivisions within a particular model need to be changed. We will send you notice that such a change has been made. Unless you elect to participate in the new allocation model you will remain in your current designated allocation model. This change will not be made automatically.

There is no additional charge for the asset allocation program. We reserve the right to discontinue offering this program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Cash Value to return to the percentages specified in your allocation instructions. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages and be at least 10%. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not guarantee a profit or protect against a loss.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party has this same ability on behalf of by many Owners, the result can be simultaneous transfers involving large amounts of Cash Value. Such transfers can disrupt the orderly management of the Funds underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the managements of those Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.
--------------------------------------------------------------------------------
                                DEATH BENEFITS
--------------------------------------------------------------------------------
As long as the Policy remains in force, we will pay the death benefit upon receipt at our Home Office of satisfactory proof of the Insured's death. SEE Requesting Payments. We will pay the death benefit to the Beneficiary.

AMOUNT OF DEATH BENEFIT PAYABLE

The amount of death benefit payable equals:

   o the Life Insurance Proceeds determined under the Death Benefit Option in effect on the date of the Insured's death;

   o PLUS any supplemental death benefits provided by rider;

   o MINUS any Policy Debt on that date; and

   o MINUS any overdue deferred sales charges and monthly deductions if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the death benefit payable. SEE Incontestability and Misstatement of Age or Sex.

DEATH BENEFIT OPTIONS

There are two death benefits available under the Policy. Under Option A, the Life Insurance Proceeds equals the greater of:

     o the Specified Amount plus the Cash Value; or

     o the applicable corridor percentage of the Cash Value as determined using the table of percentages shown below.

Under Option B, the Life Insurance Proceeds equals the greater of:

     o the Specified Amount; or

     o the applicable corridor percentage of the Cash Value as determined using the table of corridor percentages shown below.

Under both options, we determine the Specified Amount and Cash Value on the date of the Insured's death. The corridor percentage is 250% until the attainment of Age 40 and declines after that as the Insured's Attained Age increases. If the table of percentages currently in effect becomes inconsistent with any federal income tax laws and/or regulations, we reserve the right to change the table.



                             Table of Percentages of Cash Value
                 Corridor                        Corridor                        Corridor
Attained Age     Percentage     Attained Age     Percentage     Attained Age     Percentage
--------------   ---            --------------   ---            --------------   ---
0-40             250%           54               157%           68               117%
41               243%           55               150%           69               116%
42               236%           56               146%           70               115%
43               229%           57               142%           71               113%
44               222%           58               138%           72               111%
45               215%           59               134%           73               109%
46               209%           60               130%           74               107%
47               203%           61               128%           75-90            105%
48               197%           62               126%           91               104%
49               191%           63               124%           92               103%
50               185%           64               122%           93               102%
51               178%           65               120%           94               101%
52               171%           66               119%           95               100%
53               164%           67               118%

Under Option A, the Life Insurance Proceeds will vary directly with the investment performance of the Cash Value. Under Option B, the Life Insurance Proceeds ordinarily will not change until the applicable percentage amount of the Cash Value exceeds the Specified Amount or you change the Specified Amount.


CHANGING THE DEATH BENEFIT OPTION

You select the Death Benefit Option when you apply for the Policy. However, you may change the Option on your Policy at any time by writing to our Home Office. The effective date of the change will be the Monthly Anniversary Day after we receive the request for the change. We will send you revised Policy schedule pages reflecting the new Option and the effective date of the change. If you request a change from Option A to Option B, we will increase the Specified Amount by the Cash Value on the effective date of the increase. If you request a change from Option B to Option A, we will decrease the Specified Amount after the change by the Cash Value on the effective date of the change. A change in Death Benefit Option will affect your cost of insurance charges.

CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. SEE Monthly Deduction and Cost of Insurance. Depending on the Cash Value the time of an increase in the Specified Amount and the amount of the increase requested, it may be advisable to change your periodic premium payments upon an increase in the Specified Amount.

Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by federal tax law, we will withdraw the excess from Cash Value and refund it to you so that the Policy will continue to meet these requirements. We will withdraw the Cash Value that we refund from each Investment Subdivision in the same proportion that the Cash Value in that Investment Subdivision bears to the total Cash Value in all Investment Subdivisions under the Policy at the time of the withdrawal (i.E., on a pro-rata basis).

Any decrease in the Specified Amount will become effective on the Monthly Anniversary Day after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the first five policy years, we will not allow a decrease unless the Cash Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it.

To apply for an increase, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

If there is an increase in the Specified Amount, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase to cover underwriting and administrative costs associated with the increase. This charge will be included in the monthly deduction for the month the increase becomes effective. This charge will never exceed $300 per increase.

An increase in the Specified Amount will increase the Continuation Amounts.

A change in your Specified Amount may have federal tax consequences. SEE Tax Considerations.

--------------------------------------------------------------------------------
                       SURRENDERS AND PARTIAL SURRENDERS
--------------------------------------------------------------------------------
SURRENDERS


You may cancel and surrender your Policy at any time before the Insured dies and before the Maturity Date. The Policy will terminate on the Business Day we receive your request at our Home Office and you will not be able to reinstate it.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first nine Policy Years. A surrender may have adverse tax consequences. (SEE Tax Considerations.)

PARTIAL SURRENDERS

You may make partial surrenders under your Policy at any time before the Maturity Date if you elected Option A. If you elected Option B, you only may make partial surrenders after the first Policy Year but before the Maturity Date. The minimum partial surrender amount is $500.

We will assess a processing fee for each partial surrender. The amount of the partial surrender will equal the amount you requested to surrender plus the processing fee. SEE Partial Surrender Processing Fee.

When you request a partial surrender, you can direct how we deduct the surrender from your Cash Value. If you provide no directions, we will deduct the partial surrender proportionately from the Investment Subdivisions in which you are invested.

EFFECT OF PARTIAL SURRENDERS ON CASH VALUE AND LIFE INSURANCE PROCEEDS

A partial surrender will reduce both the Cash Value and the Life Insurance Proceeds by the amount of the partial surrender.
--------------------------------------------------------------------------------
                                     LOANS
--------------------------------------------------------------------------------
GENERAL


You may borrow up to the following amount:

   o 90% of the difference between your Cash Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan;

   o less any outstanding Policy Debt.

You may request Policy loans by writing our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your Cash Value in Separate Account II to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Investment Subdivision in which you have invested. We will pay interest at an annual rate of at least 4% to that portion of the collateral that excludes Preferred Policy Debt (see below).

You may repay a loan at any time during the Insured's life while your Policy is in effect. When you repay a loan, we transfer an amount equal to the repayment from our General Account to Separate Account II and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for Net Premium allocations.

PREFERRED POLICY DEBT

We will designate a portion of Policy loans taken or existing on or after the Preferred Loan Availability Date as Preferred Policy Debt. Preferred Policy Debt equals that portion of your Policy Debt which equals the Surrender Value under the Policy less the sum of all premium payments made.

We currently credit interest at an annual rate of 6% to that portion of Cash Value transferred to the General Account which equals the Preferred Policy Debt. We reserve the right to change, at our sole discretion, the interest rate we credit to the amount of Cash Value we transferred to the General Account. We guarantee that Preferred Policy Debt will earn at least a minimum annual interest rate of 4%.

The Preferred Loan Availability Date is the later of:

     (a) the tenth policy anniversary; and

     (b) May 1, 2003.

Preferred Policy Debt is currently only available to Policies issued on or after May 1, 1993, and may not be available in all states.

INTEREST RATE CHARGED

We will charge interest daily on any outstanding Policy loan at a maximum effective annual rate of 8%. If the loan interest rate is less than 8% we can increase the rate once each Policy Year but not more than 1% per year. We will send you notice at least 40 days before we increase your existing loan interest rate. Interest is due and payable at the end of each Policy Year while a Policy loan is outstanding. If, on any Policy Anniversary, you have not paid interest accrued since the last Policy Anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Subdivision on a pro-rata basis.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while the Insured is living and the Policy is in force. We will treat any payments by you other than planned periodic premiums first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an unscheduled premium payment. We will first apply any repayment to reduce the portion of Policy Debt that is not Preferred Policy Debt.

You must send Loan repayments to our Home Office. We will credit the repayments as of the date we receive them. We do not treat a Policy loan repayment as a premium payment, and a loan repayment is not subject to the current 7.5% premium charge.

EFFECT OF POLICY LOANS

A Policy loan affects the Policy, because we reduce the death benefit proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the death benefit proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. This amount is not affected by Separate Account II's investment performance. Amounts transferred from Separate Account II as collateral will affect the Cash Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of Separate Account II.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. SEE Tax Considerations.

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Cash Value less applicable surrender charges, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Cash Value less applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

--------------------------------------------------------------------------------
                                  TERMINATION
--------------------------------------------------------------------------------
PREMIUM TO PREVENT TERMINATION


Generally, if on a Monthly Anniversary Day, the Surrender Value of your Policy is too low to cover the monthly deduction and loan charges, a Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.

However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount for the time your Policy has been in force. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

If the Insured should die during the grace period before you pay the required premium, the death benefit will still be payable to the Beneficiary, although we will reduce the amount of the Life Insurance Proceeds by any overdue deferred sales charges and the monthly deductions. If you have not paid the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information. Any Policy Debt which existed at the end of the grace period will be reinstated if not paid. On the date of reinstatement, the Cash Value less any outstanding Policy Debt will be allocated to the Investment Subdivisions of Separate Account II.

Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amounts.

If we reinstate your Policy, the surrender charge will be as though your Policy had been effect continuously from its original Policy Date.
--------------------------------------------------------------------------------
                      PAYMENTS AND TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------
REQUESTING PAYMENTS


You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Life Insurance Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Life Insurance Proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the date our Home Office receives all required documents. We may pay your Life Insurance Proceeds in a lump sum or under an optional payment plan. SEE Optional Payment Plans.

Any Life Insurance Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce Life Insurance Proceeds by any outstanding Policy Debt and any due and unpaid charges and increased by any benefits added by rider.

We may delay making a payment or processing a transfer request if:

   o the disposal or valuation of Separate Account II's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

   o the SEC by order permits postponement of payment to protect our Policy Owners.

We also may defer making payments attributable to a check that has not cleared the bank on which it is drawn.

TELEPHONE TRANSACTIONS

You may make certain requests under the Policy by telephone provided you sent us written authorization at our Home Office. These include requests for transfers, changes in premium allocation designations, dollar-cost averaging changes and changes in the portfolio rebalancing program. Our Home Office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. Your request for telephone transactions authorizes us to record telephone calls. If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, if we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.
--------------------------------------------------------------------------------
                              TAX CONSIDERATIONS
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS


INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

THIS DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAX STATUS OF THE POLICY

Federal income tax law generally grants favorable treatment to life insurance: the proceeds paid on the death of the insured are excluded from the gross income of the beneficiary, and the owner is not taxed on increases in the cash value unless amounts are distributed while the insured is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit.

We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:

   o The investments of Separate Account II must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

   o your right to choose particular investments for a Policy must be limited.

INVESTMENTS IN SEPARATE ACCOUNT II MUST BE DIVERSIFIED: The IRS has issued regulations that prescribe standards for determining whether the investments of Separate Account II, including the assets of the Funds in which Separate Account II invests, are "adequately diversified." If Separate Account II fails to comply with these diversification standards, You could be required to pay tax currently on the excess of the Cash Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Separate Account II will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH YOU CAN DIRECT THE INVESTMENT OF CASH VALUES. Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate Cash Values among the Funds may exceed those limits. If so, you would be treated as the owner of a portion of the assets of Separate Account II and thus subject to current taxation on the income and gains from those assets.


The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of Separate Account II.

NO GUARANTEES REGARDING TAX TREATMENT: The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Cash Value until there is a distribution from your Policy.

TAX TREATMENT OF POLICIES - GENERAL

LIFE INSURANCE PROCEEDS AND CASH VALUE INCREASES: A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

     o Life Insurance Proceeds are excludable from the gross income of the Beneficiary.

     o You are not taxed on increases in the Cash Value unless amounts are distributed from the Policy while the Insured is alive.

     o The taxation of amounts distributed while the Insured is alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract," or "MEC," is defined below.

PARTIAL AND FULL SURRENDERS: A partial surrender occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. If your Policy is not a MEC, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." You will be taxed on this amount at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

SPECIAL RULE FOR CERTAIN CASH DISTRIBUTIONS IN THE FIRST 15 POLICY YEARS:
During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Life Insurance Proceeds (E.G., by decreasing the Policy's Specified Amount) at the same time, you may be required to pay tax on all or part of the cash payment, even if it is less than your investment in the contract. This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Cash Value exceeds your investment in the contract.

CONSIDERATIONS WHERE INSURED LIVES PAST AGE 100: If the Insured survives beyond the end of the mortality table used to measure charges under the Policy, which ends at age 100, the IRS may seek to deny the tax-free treatment of the Life Insurance Proceeds and instead to tax you on the amount by which your Cash Value exceeds your investment in the contract. Because the Policy continues to have insurance risk beyond age 100, for which we assess a Cost of Insurance charge, we believe that the proceeds will continue to be protected from taxation. Therefore, we have no current plans to withhold or report taxes in this situation.

LOANS: If your Policy is not a MEC, a loan received under a Policy (I.E., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes if any of your Policy loan consists of Preferred Policy Debt. If your Policy terminates (by a full surrender or by a lapse) while the Insured is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.

Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any policy loan.

LOSS OF INTEREST DEDUCTION WHERE POLICIES ARE HELD BY OR FOR THE BENEFIT OF CORPORATIONS, TRUSTS, ETC.: If an entity (such as a corporation or a trust, not a individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

     o a 20 percent owner of the entity, or

     o an officer, director, or employee of the trade or business,

at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be beneficiaries under a Policy, should consult a tax advisor.

OPTIONAL PAYMENT PLANS: If Life Insurance Proceeds under the Policy are paid under one of the optional payment plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the Life Insurance Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.

OTHER CONSIDERATIONS: The right to exchange the Policy for a permanent fixed benefit policy (see "Exchange Privilege"), the right to change Owners (see "Change of Owner"), and changes reducing future amounts of Life Insurance Proceeds may have tax consequences depending upon the circumstances of each exchange or change.

SPECIAL RULES FOR MODIFIED ENDOWMENT CONTRACTS (MECS)

DEFINITION OF A "MODIFIED ENDOWMENT CONTRACT:" Special rules apply to a Policy classified as a MEC. A Policy will be classified as a MEC if either of the following is true:

  o If premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid MEC treatment under the 7-pay test.

   o If the Policy is received in exchange for another policy that is a MEC.

TAX TREATMENT OF MECS: If a Policy is classified as a MEC, the following special rules apply:

   o A partial surrender will be taxable to you to the extent that the Cash Value exceeds your investment in the contract.

   o A loan from the Policy (together with any unpaid interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

   o A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

     (1) after you attain age 59 1/2,

     (2) because you have become disabled, within the meaning of the tax law, or

     (3) in substantially equal periodic payments over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

SPECIAL RULES IF YOU OWN MORE THAN ONE MEC: All MECs that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

INTERPRETATIVE ISSUES: The tax law's rules relating to MECs are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions from your Policy.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, the recipient may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in Separate Account II. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by Separate Account II, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to Separate Account II.

CHANGES IN THE LAW AND OTHER CONSIDERATIONS

This discussion is based on our understanding of the Federal income tax law existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a competent tax advisor.
--------------------------------------------------------------------------------
                           OTHER POLICY INFORMATION
--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


During the first 24 Policy Months, you may convert the Policy to a permanent fixed benefit Policy. You may elect to have the amount of the new policy be either the same Life Insurance Proceeds or the same

Life Insurance Proceeds minus Cash Value as the existing Policy at the time of conversion. We will base premiums on the same Age at issue, and risk classification of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and Cash Values to reflect variances, if any, in the payments and Cash Value under the existing Policy and the new Policy. See your Policy for further information.

BENEFITS AT MATURITY

If your Policy is in effect at the Maturity Date, we will pay you your Policy's Cash Value less outstanding Policy Debt. This is your Policy's maturity value. We may pay benefits at maturity in a lump sum or under an optional payment plan. The maturity date is shown in your Policy. To change the Maturity Date, you must write us at our Home Office. We must receive any request before the Maturity Date then in effect. The requested maturity date must be: (1) on a Policy Anniversary; (2) at least one year from the date we receive the request;
(3) after the 10th Policy Year; and (4) not after the Policy Anniversary nearest to the Insured's 95th birthday.

OPTIONAL PAYMENT PLANS

In selecting an Optional Payment Plan: (1) the payee under a plan cannot be a corporation, association or fiduciary, (2) the proceeds applied under a plan must be at least $10,000, and (3) the amount of each payment under a plan must be at least $50.

The Policy currently offers the following six optional payment plans as alternatives to the payment of a death benefit or Surrender Value in a lump sum:

PLAN 1 -- INCOME FOR A FIXED PERIOD. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

PLAN 2 -- LIFE INCOME. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be l0, l5, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at a yearly rate of 3%. We will pay the discounted amounts in one sum to the payee's estate unless otherwise provided.

PLAN 3 -- INCOME OF A DEFINITE AMOUNT. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

PLAN 4 -- INTEREST INCOME. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. We will make equal monthly payments to two payees for a guaranteed minimum of l0 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at a yearly rate of 3%. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

PLAN 6 -- SINGLE PREMIUM ENDOWMENT AT AGE 95. You may elect this option while your Policy is in force and while the Insured is living. We will apply your Surrender Value to purchase a Single Premium Endowment at Age 95 on the life of the Insured. The maximum policy amount that can be purchased without evidence of insurability is the life insurance proceeds that would be payable upon the death of the Insured under the Policy on the date of the exchange, less the Cash Value on the date of the exchange plus the amount applied as the premium for the new policy. An additional amount can be purchased upon evidence of insurability.

You may select an optional payment plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an optional payment plan to our General Account. Payments under an optional payment plan will not vary with the investment performance of Separate Account II because they are forms of fixed-benefit annuities. SEE Tax Treatment of Policies. Amounts allocated to an optional payment plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an optional payment plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date or effective date of the increase. This provision does not apply to riders that provide disability benefits.

SUICIDE EXCLUSION

If the Insured commits suicide while sane or insane within two years of the Policy Date, we will limit amount of proceeds we pay under the Policy to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to the increase. The amount payable with respect to the increase will equal the monthly deductions that were made for that increase plus the increase charge applicable to the increase. Please see your Policy for more details.

MISSTATEMENT OF AGE OR SEX

We will adjust the Life Insurance Proceeds if you misstated the Insured's Age or sex in your application.

WRITTEN NOTICE

You should send any written notice to us at our Home Office. The notice should include the Policy number and the Insured's full name. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUSTEE

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the
Code:

     o to make the Policy, our operations, or the operation of Separate Account II to conform with any law or regulation issued by any government agency to which they are subject; or

     o to reflect a change in the operation of Separate Account II, if allowed by the Policy.

Only the President or Vice President of GE Life & Annuity has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An officer of GE Life & Annuity must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, Separate Account II and Policy Debt. Within 30 days after each Policy Anniversary, we will send you a report showing information about your Policy. The report will show:

     o Specified Amount;

     o the Cash Value in each Investment Subdivision;

     o the Surrender Value;

     o Policy Debt; and

     o premiums paid and charges made during the Policy Year.

We also will send you an annual and a semi-annual report for each Fund underlying an Investment Subdivision to which you have allocated Cash Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial surrenders, you will receive a written confirmation of these transactions.

CHANGE OF OWNER

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while the Insured is alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request. A change of Owner does not change the Beneficiary designation.


SUPPLEMENTAL BENEFITS

These are several supplemental benefits available that you may add to your Policy. We will deduct monthly charges for these benefits from your Cash Value as part of the monthly deduction. SEE Monthly Deduction. Examples of these benefits include:

     o term insurance on a spouse or children;

     o additional death benefits if the Insured dies in an accident; and

     o waiver of either the monthly deduction or a stipulated amount if the Insured becomes disabled as defined in the rider.

Additional rules and limits apply to these supplemental benefits. Please ask your authorized GE Life & Annuity agent for further information or contact our Home Office.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We intend to reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS

GE Life & Annuity, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, GE Life & Annuity believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Separate Account II.
--------------------------------------------------------------------------------
                            ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
SALE OF THE POLICIES


Our licensed life insurance agents sell the Policies. These agents are also registered representatives of Capital Brokerage Corporation, the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements with the principal underwriter.

Capital Brokerage Corporation, a Washington corporation, located at 6630 W. Broad Street, Richmond, Virginia 23230, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for other variable life insurance and variable annuity policies we issue. However, Capital Brokerage Corporation has not retained any amounts for acting as principal underwriter of these other policies.

Our writing agents receive commissions based on a commission schedule and rules. First-year commissions depend on the Insured's Age, risk class, and the size of the Policy. In the first Policy Year, the agent will receive a commission of up to 40% of the designated premium plus up to 2.5% of premiums paid in excess of the designated premium. In renewal years, the agent receives up to 2.5% of the premiums paid. The commission paid on an increase in Specified Amount is an amount of up to 40% of the increase in the cost of insurance in the year following the increase in Specified Amount.

Agents may also be eligible to receive certain bonuses and allowances, as well as retirement plan credits, based on commissions earned. Field management of the Company receives compensation which we may base in part on the level of agent commissions in their management units. Broker-dealers and their registered agents will receive first-year and subsequent year commissions equivalent to the total commissions and benefits received by the field management and writing agents of the Company. We do not deduct these commissions from premium payments or Cash Value; we pay these commissions.

LEGAL MATTERS

The legal matters in connection with the Policy described in this prospectus have been passed on by Patricia L. Dysart, Associate General Counsel and Assistant Vice President of GE Life & Annuity. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on matters relating to the federal securities laws.

YEAR 2000 READINESS DISCLOSURE

Like all financial services providers, we use computer systems that may be affected by Year 2000 date data processing issues and we rely on service providers, including banks, custodians, administrators, and investment managers that may also be affected. In addition, to the extent the Funds invest in securities of issuers located in foreign countries, the Funds may be affected not only in the United States, but also in foreign countries. (Please see the Funds' prospectuses for more information.) Therefore, we have been engaged in a process to evaluate and develop plans to have our computer systems and critical applications ready to process Year 2000 date data and to correct or replace systems and applications with Year 2000 issues. Moreover, we have confirmed that our service providers are also so engaged, and we are monitoring these other service providers (particularly those that are critical to our business) for emerging Year 2000 date data issues.

We have devoted, and will continue to devote, substantial resources to this effort. In 1998, we spent $2.4 million dollars on this effort, and we have budgeted an additional $1.8 million dollars on this effort in 1999. Remedial and other actions we have taken include inventorying our computer systems, applications and interfaces, assessing ways we might be impacted by Year 2000 issues, and developing a range of solutions specific to particular situations and implementing appropriate solutions. Most of the systems, applications and interfaces that were identified as having Year 2000 issues have already been replaced with different hardware or software or upgraded to new or other releases of software which is Year 2000 ready. We have also developed a business continuity plan and are currently testing this plan.

It is difficult to predict with precision whether the outcome of these efforts will be completely successful. However, as of the date of this Prospectus, we do not anticipate that you will experience negative effects on your investment, or on the services provided in connection therewith, as a result of the Company's Year 2000 transition implementation. We have completed our efforts with respect to our critical applications, and therefore we believe that our critical applications are substantially Year 2000 capable. With respect to our non-critical applications, our goal is to be substantially Year 2000 capable on or about June 1999. However, there can be no assurance that our efforts will be totally successful, or that interaction with other service providers will not impair our ability to provide uninterrupted and complete services to you.

If we are not successful in our Year 2000 transition or implementation, or if interaction with our service providers is impaired, it is possible that we could encounter difficulty and/or delays in calculating unit values, redeeming units, delivering account statements and providing other information, communication and servicing to our policyholders. In light of our past and current efforts to address this issue, we do not consider the likelihood of this possibility to be very high.

EXPERTS

The consolidated balance sheets of The Life Insurance Company of Virginia, now known as GE Life and Annuity Assurance Company, and subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of income and comprehensive income, shareholders' interest and cash flows for the years then ended, the nine month period ended December 31, 1996 and the preacquisition three month period ended March 31, 1996, and the statements of assets and liabilities of Life of Virginia Separate Account II, now known as GE Life & Annuity Separate Account II, as of December 31, 1998 and the related statements of operations and changes in net assets for each of the years or lesser periods in the three year period then ended, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein and upon the authority of such firm as experts in accounting and auditing.

The report of KPMG LLP dated January 22, 1999 with respect to the consolidated financial statements of The Life Insurance Company of Virginia, now known as GE Life and Annuity Assurance Company, and subsidiary contains an explanatory paragraph that states that effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

ACTUARIAL MATTERS

Actuarial matters included in this prospectus have been examined by Bruce E. Booker, an actuary of GE Life & Annuity, whose opinion we filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of Life of Virginia, now GE Life & Annuity, and subsidiary included in this prospectus from the financial statements of Separate Account II. Please consider the financial statements of Life of Virginia (now GE Life & Annuity) only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of Life of Virginia (now GE Life & Annuity) and subsidiary as affecting the investment performance of the assets held in Separate Account II.

EXECUTIVE OFFICERS AND DIRECTORS



                                                               Positions and Offices with
Name                            Address                        Depositor

Ronald V. Dolan                 First Colony Life              Director and Chairman of the
                                700 Main Street                Board
                                Lynchburg, VA  24505

Pamela S. Schutz                GE Life & Annuity              Director and President
                                6610 W. Broad Street
                                Richmond, VA  23230

Selwyn L. Flournoy, Jr          GE Life & Annuity              Director and Senior Vice
                                6610 W. Broad Street           President
                                Richmond, VA 23230

Robert D. Chinn                 GE Life & Annuity              Director and Senior Vice
                                6610 W. Broad Street           President - Agency
                                Richmond, VA 23230

Victor C. Moses                 GE Financial Assurance         Director
                                601 Union Street, Ste. 5600
                                Seattle, WA 98101

Geoffrey S. Stiff               GE Life & Annuity              Director
                                6610 W. Broad Street
                                Richmond, VA 23230

Richard Paul McKenney           GE Life & Annuity              GE Financial Assurance, GE Life & Annuity
                                                               Assurance Company CFO and Manager
                                6610 W. Broad Street           of Finance, 10/96 -present
                                Richmond, VA 23230

Jerry Grey Overman              GE Life & Annuity              GE Life & Annuity Assurance Company Treasurer, 1979-1999
                                6610 W. Broad Street
                                Richmond, VA 23230

Kelly Lee Groh                  GE Life & Annuity              GE Life & Annuity Assurance Company Vice President and
                                6610 W. Broad Street           Controller/Sr. Financial
                                Richmond, VA 23230             Analyst, 3/96 - present



----------
* Before 1999, GE Life & Annuity was known as The Life Insurance Company of Virginia.

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Dolan is First Colony Life Insurance Company, 700 Main Street, Post Office 1280, Lynchburg, VA 24505-1280.

The principal business address for Mr. Moses is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about Separate Account II, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                          HYPOTHETICAL ILLUSTRATIONS
--------------------------------------------------------------------------------
We have included illustrations in this prospectus, and use them in connection with your purchase of the Policy. These illustrations are based on hypothetical rates of return that are not guaranteed. The rates are illustrative only, and do not represent past or future performance. Your actual Policy values and benefits will be different from these illustrations.

The illustrations assume you paid planned premiums annually and the return on the assets in the Investment Subdivisions were a uniform gross annual rate of 0%, 6% or 12%, before deduction of any fees and charges. The values reflect the deduction of all Policy and Fund fees and charges. The tables also show planned premiums accumulated at 5% interest. The values under a Policy would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return used in the illustrations.

The illustrations assume an average annual expense ratio of .80% of the average daily net assets of the Funds available under the Policies, based on the Fund's fees and expenses for the year ended December 31, 1998 as shown in the Fund Annual Expense Table, above. (These fees and expenses, and therefore the illustrations, reflect certain fee waivers and reimbursements provided by some of the Funds. We cannot guarantee that these fee waivers and reimbursements will continue.) For information on Fund expenses, see the prospectus for the Funds accompanying this prospectus. The illustrations also take into account the charge by us to an Investment Subdivision for assuming mortality and expense risks, made daily at an annual rate of .70% of the net assets of the Investment Subdivision. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12%, correspond to approximate net annual rates of -1.50%, 4.50% and 10.50%, respectively.

The illustrations reflect the monthly deduction for the hypothetical Insured. We reflect our current charges and the higher guaranteed charges we have the contractual right to charge in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against Separate Account II and assume no Policy Debt or charges for supplemental benefits.

The illustrations reflect our sex distinct rates for non-tobacco users. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated.

                                   APPENDIX


       ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES AND SURRENDER VALUES

The following tables illustrate how the Surrender Value, Cash Value and Death Benefit of a Policy change with the investment experience of Separate Account II and with changes in the cost of insurance rates and administrative charges. The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated. The tables are also based on the assumption that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and that no policy loans or partial surrenders have been made. Upon request, GE Life & Annuity will provide an illustration based upon the proposed Insured's age, sex (where appropriate), and underwriting classification, the proposed Specified Amount of insurance, and the frequency and amount of proposed premium payments.


The tables on the following pages illustrate a Policy issued to a male, age 40, with an initial Specified Amount of $50,000 (of insurance) and premium payments of $600 per year. The second column of the illustrations shows the accumulated value of the premiums paid at the stated interest rate. The remaining columns illustrate the Surrender Value, Cash Value and Death Benefit of a Policy over the designated period under varying assumptions of investment rates of return, underwriting risk classification, cost of insurance and death benefit option. Policy values also take into account the charges deducted from premium payments and Cash Value (SEE Charges and Deductions).

The maximum cost of insurance rates allowable under the Policy (shown in the illustrations as "guaranteed") are based upon the 1980 Commissioners' Standard Ordinary Mortality Table. At most ages, GE Life & Annuity currently charges lower cost of insurance rates (shown in the illustrations as "current") and anticipates charging these rates for the foreseeable future.

The tables differ as shown below:



   Rates of
  Investment      Underwriting        Cost of       Death
    Return            Risk           Insurance     Benefit
 Illustrated     Classification        Rates       Option     Page
-------------   ----------------   ------------   --------   -----
  0,6 & 12%            PNS          Guaranteed       A       A-3
  0,6 & 12%            PNS            Current        A       A-4
  0,6 & 12%            PNS          Guaranteed       B       A-5
  0,6 & 12%            PNS            Current        B       A-6
  0,6 & 12%            NS           Guaranteed       A       A-7
  0,6 & 12%            NS             Current        A       A-8
  0,6 & 12%            NS           Guaranteed       B       A-9
  0,6 & 12%            NS             Current        B       A-10
  0,6 & 12%            PS           Guaranteed       A       A-11
  0,6 & 12%            PS             Current        A       A-12
  0,6 & 12%            PS           Guaranteed       B       A-13
  0,6 & 12%            PS             Current        B       A-14
  0,6 & 12%             S           Guaranteed       A       A-15
  0,6 & 12%             S             Current        A       A-16
  0,6 & 12%             S           Guaranteed       B       A-17
  0,6 & 12%             S             Current        B       A-18

The illustrations using the cost of insurance rates currently charged by GE Life & Annuity assume those current cost of insurance rates are continued for the entire period indicated. Although GE Life & Annuity currently makes deductions for cost of insurance based upon the current rates, and anticipates continuing such practice for the foreseeable future, THERE IS NO GUARANTEE THAT SUCH RATES WILL BE CONTINUED. At the discretion of GE Life & Annuity, the rates could be increased or decreased, based upon its estimate of expected mortality. Thus, the values in the third through the eleventh columns of those illustrations using current cost of insurance rates indicate values that would be available, assuming the stated investment rates of return, if the current rate of cost of insurance and monthly administrative charges were continued. THOSE COLUMNS DO NOT ILLUSTRATE VALUES THAT WOULD BE GUARANTEED IF THE HYPOTHETICAL INVESTMENT RATES OF RETURN WERE EARNED.

The amounts shown for the Surrender Value, Cash Value, and Death Benefit reflect the fact that the net investment return of the Subdivision is lower than the gross return on the assets held in the particular Fund as a result of expenses paid by it and charges levied against the Investment Subdivision. The illustrations take into account a charge of 0.65%, which represents the average investment advisory fee of the Funds, and a charge of 0.15%, which represents the average annual expenses of the Funds. Assumed charges for fees and expenses, as an annual percentage of the average daily net assets of the Funds, are based on the actual fees and expenses incurred by the funds in 1998. Actual fees and expenses charged to a policy will depend on the Investment Subdivisions chosen by the Policyowner. The illustrations also take into account the charge by GE Life & Annuity to an Investment Subdivision for assuming mortality and expense risks, made daily at an annual rate of .70% of the net assets of the Investment Subdivision. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12%, correspond to approximate net annual rates of -1.50%, 4.50% and 10.50%, respectively.

The annual fees and expenses used for all the funds in these illustrations are net of certain reimbursements and fee waivers by the Funds' investment advisors. GE Life & Annuity cannot guarantee that the reimbursements will continue.

All of the information used to determine average fees and expenses for the illustrations was provided by the Funds. In some cases, estimates were substituted by the Funds for the actual fees and expenses. GE Life & Annuity does not represent that such estimates are true and complete, and has not independently verified these figures.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against Separate Account II, since GE Life & Annuity is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12%, by an amount sufficient to cover the tax charges in order to produce the surrender values, cash values, and death benefits illustrated (SEE Federal Tax Matters).

The tables do not reflect the increased premium required for underwriting risk classes with anticipated mortality in excess of non-smoker (standard); if such tables were shown they would indicate for otherwise identical Polices higher cost of insurance charges and lower cash values and surrender values. The tables also do not reflect any reduction in sales charges available to certain groups (SEE Reduction of Charges for Group Sales); if the reduced charges were illustrated they would show increased cash values and surrender values. The cost of insurance could be reduced, and/or the death benefit increased (under Option A) depending on how the reductions in administrative charges and mortality costs were applied.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option A                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH MAXIMUM             RETURN WITH MAXIMUM            RETURN WITH MAXIMUM
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630          62        362    50,362         89        389    50,389         117       417    50,417
2            1,292         286        616    50,616        359        689    50,689         437       767    50,767
3            1,986         550        857    50,857        687        994    50,994         836     1,144    51,144
4            2,715         799      1,084    51,084      1,017      1,302    51,302       1,264     1,549    51,549
5            3,481       1,035      1,298    51,298      1,350      1,612    51,612       1,724     1,987    51,987
6            4,285       1,286      1,496    51,496      1,714      1,924    51,924       2,247     2,457    52,457
7            5,129       1,520      1,677    51,677      2,078      2,236    52,236       2,804     2,962    52,962
8            6,016       1,737      1,842    51,842      2,442      2,547    52,547       3,399     3,504    53,504
9            6,947       1,936      1,988    51,988      2,804      2,856    52,856       4,035     4,088    54,088
10           7,924       2,115      2,115    52,115      3,162      3,162    53,162       4,714     4,714    54,714
15          13,594       2,490      2,490    52,490      4,659      4,659    54,659       8,716     8,716    58,716
20          20,832       1,956      1,956    51,956      5,510      5,510    55,510      14,143    14,143    64,143
25          30,068           *          *         *      4,872      4,872    54,872      21,139    21,139    71,139
30          41,856           *          *         *      1,122      1,122    51,122      29,273    29,273    79,273
35          56,902           *          *         *          *          *         *      37,053    37,053    87,053

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option A                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL         12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH CURRENT             RETURN WITH CURRENT             RETURN WITH CURRENT
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                   CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- --------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- ----------
1              630          62        362    50,362          89       389    50,389         117       417     50,417
2            1,292         357        687    50,687         433       763    50,763         513       843     50,843
3            1,986         692        999    50,999         838     1,145    51,145         996     1,304     51,304
4            2,715       1,011      1,296    51,296       1,248     1,533    51,533       1,518     1,803     51,803
5            3,481       1,321      1,584    51,584       1,672     1,935    51,935       2,087     2,349     52,349
6            4,285       1,657      1,867    51,867       2,144     2,354    52,354       2,743     2,953     52,953
7            5,129       1,989      2,146    52,146       2,634     2,792    52,792       3,463     3,620     53,620
8            6,016       2,316      2,421    52,421       3,144     3,249    53,249       4,252     4,357     54,357
9            6,947       2,640      2,692    52,692       3,675     3,728    53,728       5,119     5,172     55,172
10           7,924       2,959      2,959    52,959       4,227     4,227    54,227       6,072     6,072     56,072
15          13,594       4,299      4,299    54,299       7,168     7,168    57,168      12,311    12,311     62,311
20          20,832       5,251      5,251    55,251      10,508    10,508    60,508      22,226    22,226     72,226
25          30,068       5,365      5,365    55,365      13,785    13,785    63,785      37,544    37,544     87,544
30          41,856       4,034      4,034    54,034      16,226    16,226    66,226      60,909    60,909    110,909
35          56,902         255        255    50,255      16,338    16,338    66,338      96,049    96,049    146,049

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE IILLUSTRATIONS ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option B                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH MAXIMUM             RETURN WITH MAXIMUM            RETURN WITH MAXIMUM
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630          63        363    50,000         90        390    50,000         118       418    50,000
2            1,292         301        619    50,000        375        693    50,000         452       770    50,000
3            1,986         555        863    50,000        693      1,000    50,000         844     1,151    50,000
4            2,715         808      1,093    50,000      1,027      1,312    50,000       1,277     1,562    50,000
5            3,481       1,049      1,311    50,000      1,366      1,629    50,000       1,745     2,008    50,000
6            4,285       1,304      1,514    50,000      1,738      1,948    50,000       2,279     2,489    50,000
7            5,129       1,545      1,702    50,000      2,113      2,270    50,000       2,851     3,008    50,000
8            6,016       1,769      1,874    50,000      2,489      2,594    50,000       3,465     3,570    50,000
9            6,947       1,977      2,029    50,000      2,865      2,918    50,000       4,126     4,179    50,000
10           7,924       2,166      2,166    50,000      3,241      3,241    50,000       4,837     4,837    50,000
15          13,594       2,617      2,617    50,000      4,903      4,903    50,000       9,189     9,189    50,000
20          20,832       2,201      2,201    50,000      6,128      6,128    50,000      15,684    15,684    50,000
25          30,068         333        333    50,000      6,219      6,219    50,000      25,736    25,736    50,000
30          41,856           *          *         *      3,603      3,603    50,000      42,477    42,477    50,000
35          56,902           *          *         *          *          *         *      71,217    71,217    76,202

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option B                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL         12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH CURRENT             RETURN WITH CURRENT             RETURN WITH CURRENT
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                   CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- --------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- ----------
1              630          63        363    50,000          90       390    50,000         118        418    50,000
2            1,292         372        690    50,000         449       767    50,000         528        846    50,000
3            1,986         698      1,005    50,000         844     1,152    50,000       1,004      1,312    50,000
4            2,715       1,021      1,306    50,000       1,260     1,545    50,000       1,532      1,817    50,000
5            3,481       1,336      1,599    50,000       1,690     1,953    50,000       2,110      2,372    50,000
6            4,285       1,678      1,888    50,000       2,170     2,380    50,000       2,777      2,987    50,000
7            5,129       2,016      2,173    50,000       2,671     2,828    50,000       3,512      3,669    50,000
8            6,016       2,350      2,455    50,000       3,192     3,297    50,000       4,320      4,425    50,000
9            6,947       2,682      2,734    50,000       3,737     3,789    50,000       5,210      5,262    50,000
10           7,924       3,009      3,009    50,000       4,305     4,305    50,000       6,191      6,191    50,000
15          13,594       4,406      4,406    50,000       7,370     7,370    50,000      12,693     12,693    50,000
20          20,832       5,462      5,462    50,000      10,988    10,988    50,000      23,345     23,345    50,000
25          30,068       5,778      5,778    50,000      14,936    14,936    50,000      40,896     40,896    50,000
30          41,856       4,785      4,785    50,000      18,954    18,954    50,000      69,875     69,875    81,055
35          56,902       1,355      1,355    50,000      22,558    22,558    50,000     116,997    116,997   125,187

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option A                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH MAXIMUM             RETURN WITH MAXIMUM            RETURN WITH MAXIMUM
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630          62        362    50,362         89        389    50,389         117       417    50,417
2            1,292         286        616    50,616        359        689    50,689         437       767    50,767
3            1,986         550        857    50,857        687        994    50,994         836     1,144    51,144
4            2,715         799      1,084    51,084      1,017      1,302    51,302       1,264     1,549    51,549
5            3,481       1,035      1,298    51,298      1,350      1,612    51,612       1,724     1,987    51,987
6            4,285       1,286      1,496    51,496      1,714      1,924    51,924       2,247     2,457    52,457
7            5,129       1,520      1,677    51,677      2,078      2,236    52,236       2,804     2,962    52,962
8            6,016       1,737      1,842    51,842      2,442      2,547    52,547       3,399     3,504    53,504
9            6,947       1,936      1,988    51,988      2,804      2,856    52,856       4,035     4,088    54,088
10           7,924       2,115      2,115    52,115      3,162      3,162    53,162       4,714     4,714    54,714
15          13,594       2,490      2,490    52,490      4,659      4,659    54,659       8,716     8,716    58,716
20          20,832       1,956      1,956    51,956      5,510      5,510    55,510      14,143    14,143    64,143
25          30,068           *          *         *      4,872      4,872    54,872      21,139    21,139    71,139
30          41,856           *          *         *      1,122      1,122    51,122      29,273    29,273    79,273
35          56,902           *          *         *          *          *         *      37,053    37,053    87,053

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option A                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL         12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH CURRENT             RETURN WITH CURRENT             RETURN WITH CURRENT
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                   CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- --------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- ----------
1              630          62        362    50,362          89       389    50,389         117       417     50,417
2            1,292         357        687    50,687         433       763    50,763         513       843     50,843
3            1,986         692        999    50,999         838     1,145    51,145         996     1,304     51,304
4            2,715       1,011      1,296    51,296       1,248     1,533    51,533       1,518     1,803     51,803
5            3,481       1,315      1,578    51,578       1,666     1,928    51,928       2,081     2,343     52,343
6            4,285       1,633      1,843    51,843       2,118     2,328    52,328       2,717     2,927     52,927
7            5,129       1,934      2,091    52,091       2,575     2,733    52,733       3,400     3,557     53,557
8            6,016       2,216      2,321    52,321       3,035     3,140    53,140       4,134     4,239     54,239
9            6,947       2,481      2,533    52,533       3,499     3,551    53,551       4,925     4,977     54,977
10           7,924       2,743      2,743    52,743       3,982     3,982    53,982       5,793     5,793     55,793
15          13,594       3,840      3,840    53,840       6,558     6,558    56,558      11,494    11,494     61,494
20          20,832       4,632      4,632    54,632       9,525     9,525    59,525      20,627    20,627     70,627
25          30,068       4,449      4,449    54,449      12,168    12,168    62,168      34,459    34,459     84,459
30          41,856       2,552      2,552    52,552      13,486    13,486    63,486      54,997    54,997    104,997
35          56,902           *          *         *      11,580    11,580    61,580      84,772    84,772    134,772

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option B                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH MAXIMUM             RETURN WITH MAXIMUM            RETURN WITH MAXIMUM
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630          63        363    50,000         90        390    50,000         118       418    50,000
2            1,292         301        619    50,000        375        693    50,000         452       770    50,000
3            1,986         555        863    50,000        693      1,000    50,000         844     1,151    50,000
4            2,715         808      1,093    50,000      1,027      1,312    50,000       1,277     1,562    50,000
5            3,481       1,049      1,311    50,000      1,366      1,629    50,000       1,745     2,008    50,000
6            4,285       1,304      1,514    50,000      1,738      1,948    50,000       2,279     2,489    50,000
7            5,129       1,545      1,702    50,000      2,113      2,270    50,000       2,851     3,008    50,000
8            6,016       1,769      1,874    50,000      2,489      2,594    50,000       3,465     3,570    50,000
9            6,947       1,977      2,029    50,000      2,865      2,918    50,000       4,126     4,179    50,000
10           7,924       2,166      2,166    50,000      3,241      3,241    50,000       4,837     4,837    50,000
15          13,594       2,617      2,617    50,000      4,903      4,903    50,000       9,189     9,189    50,000
20          20,832       2,201      2,201    50,000      6,128      6,128    50,000      15,684    15,684    50,000
25          30,068         333        333    50,000      6,219      6,219    50,000      25,736    25,736    50,000
30          41,856           *          *         *      3,603      3,603    50,000      42,477    42,477    50,000
35          56,902           *          *         *          *          *         *      71,217    71,217    76,202

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option B                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL         12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH CURRENT             RETURN WITH CURRENT             RETURN WITH CURRENT
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                   CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- --------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- ----------
1              630          63        363    50,000          90       390    50,000         118        418    50,000
2            1,292         372        690    50,000         449       767    50,000         528        846    50,000
3            1,986         698      1,005    50,000         844     1,152    50,000       1,004      1,312    50,000
4            2,715       1,021      1,306    50,000       1,260     1,545    50,000       1,532      1,817    50,000
5            3,481       1,330      1,593    50,000       1,685     1,947    50,000       2,104      2,366    50,000
6            4,285       1,654      1,864    50,000       2,146     2,356    50,000       2,752      2,962    50,000
7            5,129       1,963      2,120    50,000       2,614     2,772    50,000       3,453      3,610    50,000
8            6,016       2,254      2,359    50,000       3,089     3,194    50,000       4,209      4,314    50,000
9            6,947       2,530      2,582    50,000       3,571     3,623    50,000       5,030      5,082    50,000
10           7,924       2,803      2,803    50,000       4,074     4,074    50,000       5,935      5,935    50,000
15          13,594       3,970      3,970    50,000       6,805     6,805    50,000      11,966     11,966    50,000
20          20,832       4,872      4,872    50,000      10,083    10,083    50,000      21,951     21,951    50,000
25          30,068       4,899      4,899    50,000      13,463    13,463    50,000      38,324     38,324    50,000
30          41,856       3,319      3,319    50,000      16,472    16,472    50,000      65,513     65,513    75,995
35          56,902           *          *         *      18,151    18,151    50,000     109,630    109,630   117,304

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option A                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH MAXIMUM             RETURN WITH MAXIMUM            RETURN WITH MAXIMUM
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630          0        280     50,280          5        305    50,305         29        329   50,329
2            1,292        101        441     50,441        164        504    50,504        230        570   50,570
3            1,986        264        580     50,580        375        691    50,691        498        814   50,814
4            2,715        400        693     50,693        570        863    50,863        767      1,059   51,059
5            3,481        511        780     50,780        748      1,017    51,017      1,035      1,304   51,304
6            4,285        623        838     50,838        934      1,149    51,149      1,330      1,545   51,545
7            5,129        705        867     50,867      1,098      1,259    51,259      1,620      1,781   51,781
8            6,016        757        865     50,865      1,234      1,342    51,342      1,903      2,010   52,010
9            6,947        777        831     50,831      1,342      1,396    51,396      2,176      2,229   52,229
10           7,924        762        762     50,762      1,415      1,415    51,415      2,433      2,433   52,433
15          13,594          *          *          *        909        909    50,909      3,149      3,149   53,149
20          20,832          *          *          *          *          *         *      2,178      2,178   52,178
25          30,068          *          *          *          *          *         *          *          *      *
30          41,856          *          *          *          *          *         *          *          *      *
35          56,902          *          *          *          *          *         *          *          *      *

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option A                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH CURRENT             RETURN WITH CURRENT            RETURN WITH CURRENT
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630           0        280    50,280          5        305    50,305          29       329    50,329
2            1,292         173        513    50,513        238        578    50,578         306       646    50,646
3            1,986         411        727    50,727        532        848    50,848         664       980    50,980
4            2,715         645        938    50,938        837      1,130    51,130       1,057     1,349    51,349
5            3,481         877      1,146    51,146      1,156      1,424    51,424       1,488     1,757    51,757
6            4,285       1,135      1,350    51,350      1,517      1,732    51,732       1,992     2,207    52,207
7            5,129       1,390      1,552    51,552      1,893      2,054    52,054       2,544     2,705    52,705
8            6,016       1,643      1,750    51,750      2,283      2,390    52,390       3,148     3,255    53,255
9            6,947       1,892      1,946    51,946      2,688      2,742    52,742       3,809     3,863    53,863
10           7,924       2,138      2,138    52,138      3,109      3,109    53,109       4,535     4,535    54,535
15          13,594       2,861      2,861    52,861      5,001      5,001    55,001       8,896     8,896    58,896
20          20,832       2,725      2,725    52,725      6,433      6,433    56,433      15,018    15,018    65,018
25          30,068       1,334      1,334    51,334      6,756      6,756    56,756      23,420    23,420    73,420
30          41,856           *          *         *      4,722      4,722    54,722      34,478    34,478    84,478
35          56,902           *          *         *          *          *         *      48,354    48,354    98,354

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option B                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH MAXIMUM             RETURN WITH MAXIMUM            RETURN WITH MAXIMUM
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630          0        282     50,000          6        306    50,000         31        331   50,000
2            1,292        106        446     50,000        169        509    50,000        235        575   50,000
3            1,986        272        588     50,000        384        701    50,000        509        825   50,000
4            2,715        413        705     50,000        586        878    50,000        785      1,078   50,000
5            3,481        529        798     50,000        772      1,040    50,000      1,065      1,334   50,000
6            4,285        647        862     50,000        968      1,183    50,000      1,374      1,589   50,000
7            5,129        738        899     50,000      1,143      1,304    50,000      1,683      1,844   50,000
8            6,016        798        905     50,000      1,294      1,402    50,000      1,990      2,098   50,000
9            6,947        827        880     50,000      1,419      1,473    50,000      2,293      2,347   50,000
10           7,924        820        820     50,000      1,511      1,511    50,000      2,589      2,589   50,000
15          13,594          *          *          *      1,141      1,141    50,000      3,662      3,662   50,000
20          20,832          *          *          *          *          *         *      3,495      3,495   50,000
25          30,068          *          *          *          *          *         *         36         36   50,000
30          41,856          *          *          *          *          *         *          *          *      *
35          56,902          *          *          *          *          *         *          *          *      *

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option B                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH CURRENT             RETURN WITH CURRENT            RETURN WITH CURRENT
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630           0        282    50,000          6        306    50,000          31       331    50,000
2            1,292         178        518    50,000        243        583    50,000         312       652    50,000
3            1,986         419        736    50,000        542        858    50,000         676       992    50,000
4            2,715         659        952    50,000        854      1,146    50,000       1,077     1,369    50,000
5            3,481         896      1,165    50,000      1,180      1,449    50,000       1,519     1,788    50,000
6            4,285       1,161      1,376    50,000      1,552      1,767    50,000       2,038     2,253    50,000
7            5,129       1,424      1,586    50,000      1,940      2,101    50,000       2,608     2,769    50,000
8            6,016       1,685      1,793    50,000      2,344      2,451    50,000       3,234     3,342    50,000
9            6,947       1,944      1,997    50,000      2,765      2,819    50,000       3,924     3,978    50,000
10           7,924       2,200      2,200    50,000      3,205      3,205    50,000       4,684     4,684    50,000
15          13,594       3,004      3,004    50,000      5,272      5,272    50,000       9,412     9,412    50,000
20          20,832       3,009      3,009    50,000      7,107      7,107    50,000      16,637    16,637    50,000
25          30,068       1,792      1,792    50,000      8,247      8,247    50,000      28,133    28,133    50,000
30          41,856           *          *         *      7,676      7,676    50,000      47,691    47,691    55,321
35          56,902           *          *         *      3,371      3,371    50,000      80,360    80,360    85,985

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option A                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH MAXIMUM             RETURN WITH MAXIMUM            RETURN WITH MAXIMUM
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630          0        280     50,280          5        305    50,305         29        329   50,329
2            1,292        101        441     50,441        164        504    50,504        230        570   50,570
3            1,986        264        580     50,580        375        691    50,691        498        814   50,814
4            2,715        400        693     50,693        570        863    50,863        767      1,059   51,059
5            3,481        511        780     50,780        748      1,017    51,017      1,035      1,304   51,304
6            4,285        623        838     50,838        934      1,149    51,149      1,330      1,545   51,545
7            5,129        705        867     50,867      1,098      1,259    51,259      1,620      1,781   51,781
8            6,016        757        865     50,865      1,234      1,342    51,342      1,903      2,010   52,010
9            6,947        777        831     50,831      1,342      1,396    51,396      2,176      2,229   52,229
10           7,924        762        762     50,762      1,415      1,415    51,415      2,433      2,433   52,433
15          13,594          *          *          *        909        909    50,909      3,149      3,149   53,149
20          20,832          *          *          *          *          *         *      2,178      2,178   52,178
25          30,068          *          *          *          *          *         *          *          *      *
30          41,856          *          *          *          *          *         *          *          *      *
35          56,902          *          *          *          *          *         *          *          *      *

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option A                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH CURRENT             RETURN WITH CURRENT            RETURN WITH CURRENT
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630           0        280    50,280          5        305    50,305          29       329    50,329
2            1,292         173        513    50,513        238        578    50,578         306       646    50,646
3            1,986         406        722    50,722        527        843    50,843         659       975    50,975
4            2,715         612        905    50,905        803      1,095    51,095       1,021     1,313    51,313
5            3,481         791      1,060    51,060      1,065      1,334    51,334       1,392     1,661    51,661
6            4,285         970      1,185    51,185      1,339      1,554    51,554       1,801     2,016    52,016
7            5,129       1,128      1,290    51,290      1,604      1,765    51,765       2,226     2,387    52,387
8            6,016       1,284      1,392    51,392      1,877      1,985    51,985       2,690     2,797    52,797
9            6,947       1,439      1,492    51,492      2,161      2,215    52,215       3,196     3,250    53,250
10           7,924       1,592      1,592    51,592      2,455      2,455    52,455       3,751     3,751    53,751
15          13,594       1,910      1,910    51,910      3,665      3,665    53,665       6,996     6,996    56,996
20          20,832       1,418      1,418    51,418      4,279      4,279    54,279      11,327    11,327    61,327
25          30,068           *          *         *      3,276      3,276    53,276      16,424    16,424    66,424
30          41,856           *          *         *          *          *         *      21,400    21,400    71,400
35          56,902           *          *         *          *          *         *      24,159    24,159    74,159

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option B                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH MAXIMUM             RETURN WITH MAXIMUM            RETURN WITH MAXIMUM
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630          0        282     50,000          6        306    50,000         31        331   50,000
2            1,292        106        446     50,000        169        509    50,000        235        575   50,000
3            1,986        272        588     50,000        384        701    50,000        509        825   50,000
4            2,715        413        705     50,000        586        878    50,000        785      1,078   50,000
5            3,481        529        798     50,000        772      1,040    50,000      1,065      1,334   50,000
6            4,285        647        862     50,000        968      1,183    50,000      1,374      1,589   50,000
7            5,129        738        899     50,000      1,143      1,304    50,000      1,683      1,844   50,000
8            6,016        798        905     50,000      1,294      1,402    50,000      1,990      2,098   50,000
9            6,947        827        880     50,000      1,419      1,473    50,000      2,293      2,347   50,000
10           7,924        820        820     50,000      1,511      1,511    50,000      2,589      2,589   50,000
15          13,594          *          *          *      1,141      1,141    50,000      3,662      3,662   50,000
20          20,832          *          *          *          *          *         *      3,495      3,495   50,000
25          30,068          *          *          *          *          *         *         36         36   50,000
30          41,856          *          *          *          *          *         *          *          *      *
35          56,902          *          *          *          *          *         *          *          *      *

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


Male Issue Age 40                         Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk     Initial Premium and Planned
Death Benefit Option B                    Premium (Payable Annually) (1)     $   600


                          0% ASSUMED HYPOTHETICAL         6% ASSUMED HYPOTHETICAL        12% ASSUMED HYPOTHETICAL
                          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
           PREMIUMS         RETURN WITH CURRENT             RETURN WITH CURRENT            RETURN WITH CURRENT
   END    ACCUMULATED         CHARGES (2)(3)                  CHARGES (2)(3)                  CHARGES (2)(3)
   OF        AT 5%    ------------------------------- ------------------------------- ------------------------------
 POLICY    INTEREST    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR     PER YEAR      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
-------- ------------ ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
1              630           0        282    50,000          6        306    50,000          31       331    50,000
2            1,292         178        518    50,000        243        583    50,000         312       652    50,000
3            1,986         415        731    50,000        537        853    50,000         671       987    50,000
4            2,715         626        919    50,000        820      1,113    50,000       1,042     1,334    50,000
5            3,481         813      1,081    50,000      1,092      1,361    50,000       1,426     1,695    50,000
6            4,285       1,000      1,215    50,000      1,379      1,594    50,000       1,852     2,067    50,000
7            5,129       1,168      1,329    50,000      1,658      1,820    50,000       2,300     2,462    50,000
8            6,016       1,334      1,442    50,000      1,950      2,057    50,000       2,793     2,900    50,000
9            6,947       1,500      1,553    50,000      2,253      2,307    50,000       3,334     3,388    50,000
10           7,924       1,664      1,664    50,000      2,569      2,569    50,000       3,931     3,931    50,000
15          13,594       2,060      2,060    50,000      3,963      3,963    50,000       7,585     7,585    50,000
20          20,832       1,677      1,677    50,000      4,947      4,947    50,000      13,029    13,029    50,000
25          30,068           *          *         *      4,613      4,613    50,000      21,113    21,113    50,000
30          41,856           *          *         *      1,256      1,256    50,000      34,019    34,019    50,000
35          56,902           *          *         *          *          *         *      57,134    57,134    61,133

* Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS AND OPTIONS INCLUDING PREVAILING INTEREST RATES OF INFLATION AND THE ALLOCATIONS MADE BY THE OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II


                             FINANCIAL STATEMENTS


                         YEAR ENDED DECEMBER 31, 1998
                  (WITH INDEPENDENT AUDITORS' REPORT THEREON)

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II


                               TABLE OF CONTENTS


                               DECEMBER 31, 1998



                                                    PAGE
                                                   -----
Independent Auditors' Report ...................   A-3
Financial Statements:
 Statements of Assets and Liabilities ..........   A-4
 Statements of Operations ......................   A-10
 Statements of Changes in Net Assets ...........   A-21
Notes to Financial Statements ..................   A-34

                         INDEPENDENT AUDITORS' REPORT

Policyholders
Life of Virginia Separate Account II
and
The Board of Directors
The Life Insurance Company of Virginia:

     We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account II (the Account) (comprising the GE Investments Funds, Inc. -- S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, and U.S. Equity Funds; the Oppenheimer Variable Account Funds -- Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund -- Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II -- Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III -- Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series -- American Leaders, High Income Bond and Utility Funds II; the Alger American Fund -- Small Cap and Growth Portfolios; the PBHG Insurance Series Fund -- PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series -- Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust Fund -- Growth and Income and Mid Cap Equity Funds; and the Salomon Brothers Variable Series Investors Fund) as of December 31, 1998 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc. Government Securities Fund; the Oppenheimer Variable Account Money Fund; the Variable Insurance Products Fund -- Money Market and High Income Portfolios; and the Neuberger & Berman Advisers Management Trust -- Balanced, Bond and Growth Portfolios, of Life of Virginia Separate Account II for each of the years or lesser periods in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account II as of December 31, 1998 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended in conformity with generally accepted accounting principles.


                                                        /s/ KPMG LLP



Richmond, Virginia
February 12, 1999

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998



                                                     GE INVESTMENTS FUNDS, INC.
                                    -------------------------------------------------------------
                                        S&P 500          MONEY          TOTAL      INTERNATIONAL
                                         INDEX          MARKET         RETURN          EQUITY
                                          FUND           FUND           FUND            FUND
ASSETS                              --------------- -------------- -------------- ---------------
Investment in GE
 Investments Funds, Inc.,
 at fair value (note 2):
 S&P 500 Index Fund
   (223,402 shares;
   cost -- $4,451,453).............   $ 5,296,854             --             --            --
 Money Market Fund
   (4,079,103 shares;
   cost -- $4,079,100).............            --      4,079,103             --            --
 Total Return Fund
   (279,426 shares;
   cost -- $4,226,852).............            --             --      4,096,383            --
 International Equity Fund
   (9,802 shares;
   cost -- $114,478)...............            --             --             --       116,545
 Real Estate Securities
   Fund (29,793 shares;
   cost -- $409,691)...............            --             --             --            --
 Global Income Fund
   (3,531 shares;
   cost -- $36,192)................            --             --             --            --
 Value Equity Fund
   (15,742 shares;
   cost -- $202,399)...............            --             --             --            --
 Income Fund
   (35,461 shares;
   cost -- $432,645)...............            --             --             --            --
 U.S. Equity Fund
   (1,521 shares;
   cost -- $47,666)................            --             --             --            --
Receivable from affiliate .........            77          1,752             --            --
Receivable for units sold .........        16,301         12,648            184           368
                                      -----------      ---------      ---------       -------
   TOTAL ASSETS ...................     5,313,232      4,093,503      4,096,567       116,913
                                      -----------      ---------      ---------       -------
LIABILITIES
Accrued expenses payable to
 affiliate (note 3) ...............         5,552         21,761         18,864         1,164
Payable for units
 withdrawn ........................            --            151             --            --
                                      -----------      ---------      ---------       -------
   TOTAL LIABILITIES ..............         5,552         21,912         18,864         1,164
                                      -----------      ---------      ---------       -------
Net assets attributable
 to variable life
 policyholders ....................   $ 5,307,680      4,071,591      4,077,703       115,749
                                      ===========      =========      =========       =======
Outstanding units:
 Type I (note 2) ..................        85,784        117,698        110,519         7,412
                                      ===========      =========      =========       =======
Net asset value per unit:
 Type I ...........................   $     52.62          17.02          35.54         14.80
                                      ===========      ==========     ==========      ========
Outstanding units:
 Type II (note 2) .................        15,084        121,526          4,217           409
                                      ===========      ==========     ==========      ========
Net asset value per unit:
 Type II ..........................   $     52.62          17.02          35.54         14.80
                                      ===========      ==========     ==========      ========



                                                      GE INVESTMENTS FUNDS, INC.
                                    ---------------------------------------------------------------
                                     REAL ESTATE     GLOBAL       VALUE                     U.S.
                                      SECURITIES     INCOME      EQUITY       INCOME       EQUITY
                                         FUND         FUND        FUND         FUND         FUND
ASSETS                              ------------- ----------- ------------ ------------ -----------
Investment in GE
 Investments Funds, Inc.,
 at fair value (note 2):
 S&P 500 Index Fund
   (223,402 shares;
   cost -- $4,451,453).............         --           --           --           --          --
 Money Market Fund
   (4,079,103 shares;
   cost -- $4,079,100).............         --           --           --           --          --
 Total Return Fund
   (279,426 shares;
   cost -- $4,226,852).............         --           --           --           --          --
 International Equity Fund
   (9,802 shares;
   cost -- $114,478)...............         --           --           --           --          --
 Real Estate Securities
   Fund (29,793 shares;
   cost -- $409,691)...............   $345,304           --           --           --          --
 Global Income Fund
   (3,531 shares;
   cost -- $36,192)................         --       37,177           --           --          --
 Value Equity Fund
   (15,742 shares;
   cost -- $202,399)...............         --           --      213,619           --          --
 Income Fund
   (35,461 shares;
   cost -- $432,645)...............         --           --           --      437,591          --
 U.S. Equity Fund
   (1,521 shares;
   cost -- $47,666)................         --           --           --           --      50,966
Receivable from affiliate .........         --           --           --           --          --
Receivable for units sold .........         --           --           --          127          --
                                       -------       ------      -------      -------      ------
   TOTAL ASSETS ...................    345,304       37,177      213,619      437,718      50,966
                                       -------       ------      -------      -------      ------
LIABILITIES
Accrued expenses payable to
 affiliate (note 3) ...............      1,254        1,046        1,267        4,174          21
Payable for units
 withdrawn ........................          4           --            6           --          --
                                       -------       ------      -------      -------      ------
   TOTAL LIABILITIES ..............      1,258        1,046        1,273        4,174          21
                                       -------       ------      -------      -------      ------
Net assets attributable
 to variable life
 policyholders ....................   $344,046       36,131      212,346      433,544      50,945
                                       =======       ======      =======      =======      ======
Outstanding units:
 Type I (note 2) ..................     17,514        3,010        5,086       40,200          18
                                       =======       ======      =======      =======      ======
Net asset value per unit:
 Type I ...........................   $  15.28        11.58        13.98        10.73       10.71
                                       ========      =======     ========     ========     =======
Outstanding units:
 Type II (note 2) .................      5,002          110       10,103          204       4,739
                                       ========      =======     ========     ========     =======
Net asset value per unit:
 Type II ..........................   $  15.28        11.58        13.98        10.73       10.71
                                       ========      =======     ========     ========     =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                 OPPENHEIMER VARIABLE ACCOUNT
                                                                            FUNDS
                                                                 ----------------------------
                                                                                   CAPITAL
                                                                      BOND      APPRECIATION
                                                                      FUND          FUND
ASSETS                                                           ------------- --------------
Investment in Oppenheimer Variable Account Funds, at
 fair value (note 2):
 Bond Fund (37,053 shares;
   cost -- $437,253)............................................   $ 456,495             --
 Capital Appreciation Fund (85,498 shares;
   cost -- $3,238,301)..........................................          --      3,832,888
 Growth Fund (88,077 shares; cost -- $2,478,265)................          --             --
 High Income Fund (168,523 shares;
   cost -- $1,873,991)..........................................          --             --
 Multiple Strategies Fund (49,753 shares;
   cost -- $770,994)............................................          --             --
Receivable for units sold ......................................      15,535             --
                                                                   ---------      ---------
   TOTAL ASSETS ................................................     472,030      3,832,888
                                                                   ---------      ---------
LIABILITIES
Accrued expenses payable to affiliate (note 3) .................       1,581          4,553
Payable for units withdrawn ....................................          --          1,388
                                                                   ---------      ---------
   TOTAL LIABILITIES ...........................................       1,581          5,941
                                                                   ---------      ---------
Net assets attributable to variable life policyholders .........   $ 470,449      3,826,947
                                                                   =========      =========
Outstanding units: Type I (note 2) .............................      17,239         81,128
                                                                   =========      =========
Net asset value per unit: Type I ...............................   $   23.79          45.42
                                                                   =========      ==========
Outstanding units: Type II (note 2) ............................       2,536          3,128
                                                                   =========      ==========
Net asset value per unit: Type II ..............................   $   23.79          45.42
                                                                   =========      ==========



                                                                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                 -----------------------------------------
                                                                                     HIGH        MULTIPLE
                                                                     GROWTH         INCOME      STRATEGIES
                                                                      FUND           FUND          FUND
ASSETS                                                           -------------- -------------- -----------
Investment in Oppenheimer Variable Account Funds, at
 fair value (note 2):
 Bond Fund (37,053 shares;
   cost -- $437,253)............................................           --             --          --
 Capital Appreciation Fund (85,498 shares;
   cost -- $3,238,301)..........................................           --             --          --
 Growth Fund (88,077 shares; cost -- $2,478,265)................   $3,229,796             --          --
 High Income Fund (168,523 shares;
   cost -- $1,873,991)..........................................           --      1,857,122          --
 Multiple Strategies Fund (49,753 shares;
   cost -- $770,994)............................................           --             --     848,291
Receivable for units sold ......................................        2,404             10         398
                                                                    ---------      ---------     -------
   TOTAL ASSETS ................................................    3,232,200      1,857,132     848,689
                                                                    ---------      ---------     -------
LIABILITIES
Accrued expenses payable to affiliate (note 3) .................        3,327          2,341       1,668
Payable for units withdrawn ....................................           --            183         964
                                                                    ---------      ---------     -------
   TOTAL LIABILITIES ...........................................        3,327          2,524       2,632
                                                                    ---------      ---------     -------
Net assets attributable to variable life policyholders .........   $3,228,873      1,854,608     846,057
                                                                    =========      =========     =======
Outstanding units: Type I (note 2) .............................   $   59,419         52,371      24,858
                                                                    =========      =========     =======
Net asset value per unit: Type I ...............................   $    51.91          34.23       31.28
                                                                    ==========     ==========    ========
Outstanding units: Type II (note 2) ............................        2,782          1,810       2,190
                                                                    ==========     ==========    ========
Net asset value per unit: Type II ..............................   $    51.91          34.23       31.28
                                                                    ==========     ==========    ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                                  VARIABLE INSURANCE PRODUCTS FUND
                                                                          -------------------------------------------------
                                                                              EQUITY-
                                                                               INCOME           GROWTH          OVERSEAS
                                                                             PORTFOLIO         PORTFOLIO        PORTFOLIO
ASSETS                                                                    ---------------   --------------   --------------
Investment in Variable Insurance Products Fund, at fair value (note 2):
 Equity-Income Portfolio (264,330 shares; cost -- $5,666,908)..........     $ 6,719,278               --               --
 Growth Portfolio (174,420 shares; cost -- $6,247,564).................              --        7,826,215               --
 Overseas Porfolio (102,010 shares; cost -- $1,886,189)................              --               --        2,045,301
Receivable for units sold .............................................           1,772            6,427            1,058
                                                                            -----------        ---------        ---------
   TOTAL ASSETS .......................................................       6,721,050        7,832,642        2,046,359
                                                                            -----------        ---------        ---------
LIABILITIES
Accrued expenses payable to affiliate (note 3) ........................           7,686            6,389            2,438
Payable for units withdrawn ...........................................             276               --                4
                                                                            -----------        ---------        ---------
   TOTAL LIABILITIES ..................................................           7,962            6,389            2,442
                                                                            -----------        ---------        ---------
Net assets attributable to variable life policyholders ................     $ 6,713,088        7,826,253        2,043,917
                                                                            ===========        =========        =========
Outstanding units: Type I (note 2) ....................................         144,137          129,808           75,355
                                                                            ===========        =========        =========
Net asset value per unit: Type I ......................................     $     44.60            59.48            26.92
                                                                            ===========        ==========       ==========
Outstanding units: Type II (note 2) ...................................           6,380            1,770              571
                                                                            ===========        ==========       ==========
Net asset value per unit: Type II .....................................     $     44.60            59.48            26.92
                                                                            ===========        ==========       ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II


                STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                               DECEMBER 31, 1998



                                                                             VARIABLE INSURANCE           VARIABLE INSURANCE
                                                                              PRODUCTS FUND II            PRODUCTS FUND III
                                                                       ------------------------------ --------------------------
                                                                            ASSET                       GROWTH &      GROWTH
                                                                           MANAGER       CONTRAFUND      INCOME    OPPORTUNITIES
                                                                          PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
ASSETS                                                                 --------------- -------------- ----------- --------------
Investment in Variable Insurance Products Fund II, at fair value
 (note 2):
 Asset Manager Portfolio (255,369 shares; cost -- $4,014,285).........   $ 4,637,506             --          --            --
 Contrafund Portfolio (148,371 shares; cost -- $2,959,558)............            --      3,626,193          --            --
Investment in Variable Insurance Product Fund III, at fair value
 (note 2):
 Growth & Income Portfolio (24,728 shares; cost -- $340,986)..........            --             --     399,352            --
 Growth Opportunities Portfolio (12,572 shares; cost --
   $248,910)..........................................................            --             --          --       287,651
Receivable from affiliate ............................................           112             72          86            --
Receivable for units sold ............................................         3,004         10,286      11,319           104
                                                                         -----------      ---------     -------       -------
   TOTAL ASSETS ......................................................     4,640,622      3,636,551     410,757       287,755
                                                                         -----------      ---------     -------       -------
LIABILITIES
Accrued expenses payable to affiliate (note 3) .......................         4,202          4,691       1,353         1,355
Payable for units withdrawn ..........................................            57             --          --            74
                                                                         -----------      ---------     -------       -------
   TOTAL LIABILITIES .................................................         4,259          4,691       1,353         1,429
                                                                         -----------      ---------     -------       -------
Net assets attributable to variable life policyholders ...............   $ 4,636,363      3,631,860     409,404       286,326
                                                                         ===========      =========     =======       =======
Outstanding units: Type I (note 2) ...................................       158,102        119,940      16,824        16,281
                                                                         ===========      =========     =======       =======
Net asset value per unit: Type I .....................................   $     29.09          26.79       15.98         15.26
                                                                         ===========      ==========    ========      ========
Outstanding units: Type II (note 2) ..................................         1,278         15,627       8,796         2,482
                                                                         ===========      ==========    ========      ========
Net asset value per unit: Type II ....................................   $     29.09          26.79       15.98         15.26
                                                                         ===========      ==========    ========      ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                        FEDERATED INVESTORS
                                                          INSURANCE SERIES
                                              ----------------------------------------
                                                 AMERICAN        HIGH
                                                 LEADERS     INCOME BOND     UTILITY
                                                 FUND II       FUND II       FUND II
ASSETS                                        ------------- ------------- ------------
Investments in Federated Investors Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (14,726 shares;
   cost -- $293,767).........................   $ 319,259           --            --
 High Income Bond Fund II (14,827
   shares; cost -- $158,805).................          --      161,908            --
 Utility Fund II (15,821 shares;
   cost -- $200,123).........................          --           --       241,590
Investment in Alger American, at fair value
 (note 2):
 Small Cap Portfolio (26,644 shares;
   cost -- $1,096,285).......................          --           --            --
 Growth Portfolio (34,324 shares;
   cost -- $1,435,416).......................          --           --            --
Investment in PBHG Insurance Series Fund,
 at fair value (note 2):
 PBHG Large Cap Growth Portfolio (5,165
   shares; cost -- $66,000)..................          --           --            --
 PBHG Growth II Portfolio (5,982 shares;
   cost -- $61,050)..........................          --           --            --
Receivable from affiliate ...................          --           --            16
Receivable for units sold ...................          79           --         7,027
                                                ---------      -------       -------
   TOTAL ASSETS .............................     319,338      161,908       248,633
                                                ---------      -------       -------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ...................................       1,324        1,196           715
Payable for units withdrawn .................          --            3            --
                                                ---------      -------       -------
   TOTAL LIABILITIES ........................       1,324        1,199           715
                                                ---------      -------       -------
Net assets attributable to variable life
 policyholders ..............................   $ 318,014      160,709       247,918
                                                =========      =======       =======
Outstanding units: Type I (note 2) ..........      13,408        9,252        11,455
                                                =========      =======       =======
Net asset value per unit: Type I ............   $   17.04        15.62         19.36
                                                =========      ========      ========
Outstanding units: Type II (note 2) .........       5,255        1,037         1,350
                                                =========      ========      ========
Net asset value per unit: Type II ...........   $   17.04        15.62         19.36
                                                =========      ========      ========



                                                                                PBHG INSURANCE
                                                   ALGER AMERICAN FUND           SERIES FUND
                                              ----------------------------- ----------------------
                                                                                PBHG
                                                   SMALL                     LARGE CAP     PBHG
                                                    CAP          GROWTH        GROWTH    GROWTH II
                                                 PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO
ASSETS                                        -------------- -------------- ----------- ----------
Investments in Federated Investors Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (14,726 shares;
   cost -- $293,767).........................           --             --          --         --
 High Income Bond Fund II (14,827
   shares; cost -- $158,805).................           --             --          --         --
 Utility Fund II (15,821 shares;
   cost -- $200,123).........................           --             --          --         --
Investment in Alger American, at fair value
 (note 2):
 Small Cap Portfolio (26,644 shares;
   cost -- $1,096,285).......................   $1,171,518             --          --         --
 Growth Portfolio (34,324 shares;
   cost -- $1,435,416).......................           --      1,826,744          --         --
Investment in PBHG Insurance Series Fund,
 at fair value (note 2):
 PBHG Large Cap Growth Portfolio (5,165
   shares; cost -- $66,000)..................           --             --      79,742         --
 PBHG Growth II Portfolio (5,982 shares;
   cost -- $61,050)..........................           --             --          --     69,574
Receivable from affiliate ...................           --             --          --         72
Receivable for units sold ...................          464          2,159          --        432
                                                 ---------      ---------      ------     ------
   TOTAL ASSETS .............................    1,171,982      1,828,903      79,742     70,078
                                                 ---------      ---------      ------     ------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ...................................        2,587          2,397       1,365      1,196
Payable for units withdrawn .................           --             --          22          4
                                                 ---------      ---------      ------     ------
   TOTAL LIABILITIES ........................        2,587          2,397       1,387      1,200
                                                 ---------      ---------      ------     ------
Net assets attributable to variable life
 policyholders ..............................   $1,169,395      1,826,506      78,355     68,878
                                                 =========      =========      ======     ======
Outstanding units: Type I (note 2) ..........       89,097         85,556       4,470      2,779
                                                 =========      =========      ======     ======
Net asset value per unit: Type I ............   $    12.33          19.93       15.26      11.49
                                                 ==========     ==========     =======    =======
Outstanding units: Type II (note 2) .........        5,744          6,090         665      3,215
                                                 ==========     ==========     =======    =======
Net asset value per unit: Type II ...........   $    12.33          19.93       15.26      11.49
                                                 ==========     ==========     =======    =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                           JANUS ASPEN SERIES
                                              ---------------------------------------------
                                                 AGGRESSIVE                     WORLDWIDE
                                                   GROWTH         GROWTH         GROWTH
                                                 PORTFOLIO       PORTFOLIO      PORTFOLIO
ASSETS                                        --------------- -------------- --------------
Investment in Janus Aspen Series, at fair
 value (note 2):
 Aggressive Growth Portfolio (91,976
   shares; cost -- $1,998,064)...............   $ 2,537,613             --             --
 Growth Portfolio (142,379 shares;
   cost -- $2,519,886).......................            --      3,351,607             --
 Worldwide Growth Portfolio (175,533
   shares; cost -- $4,110,001)...............            --             --      5,106,255
 Balanced Portfolio (57,619 shares;
   cost -- $1,021,835).......................            --             --             --
 Flexible Income Portfolio (8,248 shares;
   cost -- $99,389)..........................            --             --             --
 International Growth Portfolio (39,359
   shares; cost -- $803,626).................            --             --             --
 Capital Appreciation Portfolio (11,851
   shares; cost -- $190,191).................            --             --             --
Receivable from affiliate ...................            --            235             --
Receivable for units sold ...................           164          9,645          1,128
                                                -----------      ---------      ---------
   TOTAL ASSETS .............................     2,537,777      3,361,487      5,107,383
                                                -----------      ---------      ---------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ...................................         5,771          3,414          5,187
Payable for units withdrawn .................            --             --          1,971
                                                -----------      ---------      ---------
   TOTAL LIABILITIES ........................         5,771          3,414          7,158
                                                -----------      ---------      ---------
Net assets attributable to variable life
 policyholders ..............................   $ 2,532,006      3,358,073      5,100,225
                                                ===========      =========      =========
Outstanding units: Type I (note 2) ..........        97,529        127,165        189,590
                                                ===========      =========      =========
Net asset value per unit: Type I ............   $    23.12           24.42          24.46
                                                ===========      =========      =========
Outstanding units: Type II (note 2) .........        11,987         10,349         18,923
                                                ===========      =========      =========
Net asset value per unit: Type II ...........   $    23.12           24.42          24.46
                                                ===========      =========      =========



                                                                 JANUS ASPEN SERIES
                                              --------------------------------------------------------
                                                               FLEXIBLE   INTERNATIONAL     CAPITAL
                                                 BALANCED       INCOME        GROWTH      APPRECIATION
                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
ASSETS                                        -------------- ----------- --------------- -------------
Investment in Janus Aspen Series, at fair
 value (note 2):
 Aggressive Growth Portfolio (91,976
   shares; cost -- $1,998,064)...............           --          --            --             --
 Growth Portfolio (142,379 shares;
   cost -- $2,519,886).......................           --          --            --             --
 Worldwide Growth Portfolio (175,533
   shares; cost -- $4,110,001)...............           --          --            --             --
 Balanced Portfolio (57,619 shares;
   cost -- $1,021,835).......................   $1,296,421          --            --             --
 Flexible Income Portfolio (8,248 shares;
   cost -- $99,389)..........................           --      99,469            --             --
 International Growth Portfolio (39,359
   shares; cost -- $803,626).................           --          --       837,165             --
 Capital Appreciation Portfolio (11,851
   shares; cost -- $190,191).................           --          --            --        236,316
Receivable from affiliate ...................        1,120          --            13             --
Receivable for units sold ...................       23,638         980         1,436          1,358
                                                 ---------      ------       -------        -------
   TOTAL ASSETS .............................    1,321,179     100,449       838,614        237,674
                                                 ---------     -------       -------        -------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ...................................        1,995       1,186         1,628          5,442
Payable for units withdrawn .................           --          19            --              8
                                                 ---------     -------       -------        -------
   TOTAL LIABILITIES ........................        1,995       1,205         1,628          5,450
                                                 ---------     -------       -------        -------
Net assets attributable to variable life
 policyholders ..............................   $1,319,184      99,244       836,986        232,224
                                                 =========     =======       =======        =======
Outstanding units: Type I (note 2) ..........       53,591       6,812        30,755          8,215
                                                 =========     =======       =======        =======
Net asset value per unit: Type I ............   $    19.85       13.70         16.06          19.74
                                                 ==========    ========      ========       ========
Outstanding units: Type II (note 2) .........       12,867         432        21,361          3,549
                                                 ==========    ========      ========       ========
Net asset value per unit: Type II ...........   $    19.85       13.70         16.06          19.74
                                                 ==========    ========      ========       ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                           GOLDMAN SACHS           SALOMON BROTHERS
                                                                         VARIABLE INSURANCE        VARIABLE SERIES
                                                                             TRUST FUND                  FUND
                                                                     --------------------------   -----------------
                                                                      GROWTH AND      MID CAP
                                                                        INCOME         EQUITY         INVESTORS
                                                                         FUND           FUND             FUND
ASSETS                                                               ------------   -----------   -----------------
Investment in Goldman Sachs Variable Insurance Trust Fund, at fair value (note 2):
 Growth and Income Fund (999 shares; cost -- $9,946)..............     $ 10,441            --              --
 Mid Cap Equity Fund (10,881 shares; cost -- $90,926).............           --        93,247              --
Investment in Salomon Brothers Variable Series Fund, at fair value
 (note 2):
 Investors Fund (138 shares; cost -- $1,472)......................           --            --           1,525
Dividends receivable .............................................           --            --               6
                                                                       --------        ------           -----
   TOTAL ASSETS ..................................................       10,441        93,247           1,531
                                                                       --------        ------           -----
LIABILITIES
Accrued expenses payable to affiliate (note 3) ...................            8            39               1
Payable for units withdrawn ......................................           --            --              --
                                                                       --------        ------           -----
   TOTAL LIABILITIES .............................................            8            39               1
                                                                       --------        ------           -----
Net assets attributable to variable life policyholders ...........     $ 10,433        93,208           1,530
                                                                       ========        ======           =====
Outstanding units: Type I (note 2) ...............................           81            --             126
                                                                       ========        ======           =====
Net asset value per unit: Type I .................................     $   8.89          8.59           12.16
                                                                       ========        ======           =====
Outstanding units: Type II (note 2) ..............................        1,092        10,851              --
                                                                       ========        ======           =====
Net asset value per unit: Type II ................................     $   8.89          8.59           12.16
                                                                       ========        ======           =====

                 See accompanying notes to financial statements

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

                           STATEMENTS OF OPERATIONS


                               DECEMBER 31, 1998



                                                                           GE INVESTMENTS FUNDS, INC.
                                                   --------------------------------------------------------------------------
                                                                    S&P 500                              GOVERNMENT
                                                                     INDEX                               SECURITIES
                                                                     FUND                                   FUND
                                                   -----------------------------------------   ------------------------------
                                                                                                PERIOD ENDED      YEAR ENDED
                                                            YEAR ENDED DECEMBER 31,             DECEMBER 11,     DECEMBER 31,
                                                        1998          1997          1996            1997             1996
                                                   -------------   ---------   -------------   --------------   -------------
Investment income:
 Income -- Dividends ...........................    $  198,642       88,899        751,436             --           31,170
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................        27,391       17,405          9,854          2,085            2,175
                                                    ----------       ------        -------          -----           ------
Net investment income (loss) ...................       171,251       71,494        741,582         (2,085)          28,995
                                                    ----------       ------        -------         ------           ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ......................       200,588       18,179         65,600          1,254              289
 Unrealized appreciation (depreciation) on
   investments .................................       637,587      504,771       (498,697)        18,064          (28,379)
                                                    ----------      -------       --------         ------          -------
Net realized and unrealized gain (loss) on
 investments ...................................       838,175      522,950       (433,097)        19,318          (28,090)
                                                    ----------      -------       --------         ------          -------
Increase in net assets from operations .........    $1,009,426      594,444        308,485         17,233              905
                                                    ==========      =======       ========         ======          =======


                                                                           GE INVESTMENTS FUNDS, INC.
                                                 -------------------------------------------------------------------------------
                                                              MONEY MARKET                            TOTAL RETURN
                                                                  FUND                                    FUND
                                                 --------------------------------------- ---------------------------------------
                                                         YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                                     1998         1997          1996         1998         1997          1996
                                                 ----------- ------------- ------------- ------------ ------------ -------------
Investment income:
 Income -- Dividends ...........................  $161,959       107,705        97,157      207,758      456,798       846,101
 Expenses -- Mortality and expense risk
   charges (note 3) ............................    21,006        13,717        15,476       26,306       24,218        20,200
                                                  --------       -------        ------      -------      -------       -------
Net investment income (loss) ...................   140,953        93,988        81,681      181,452      432,580       825,901
                                                  --------       -------        ------      -------      -------       -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ......................       517       298,840      (325,593)     (62,109)     (54,073)       68,427
 Unrealized appreciation (depreciation)
   on investments ..............................      (517)     (300,439)      345,223      423,954      123,159      (708,053)
                                                  --------      --------      --------      -------      -------      --------
Net realized and unrealized gain (loss) on
 investments ...................................        --        (1,599)       19,630      361,845       69,086      (639,626)
                                                  --------      --------      --------      -------      -------      --------
Increase in net assets from operations .........  $140,953        92,389       101,311      543,297      501,666       186,275
                                                  ========      ========      ========      =======      =======      ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED



                                                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                             ---------------------------------------------------------------------------
                                                        INTERNATIONAL                           REAL ESTATE
                                                         EQUITY FUND                          SECURITIES FUND
                                             -----------------------------------   -------------------------------------
                                                   YEAR ENDED DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                1998         1997         1996         1998           1997        1996
                                             ---------   -----------   ---------   ------------   -----------   --------
Investment income:
 Income -- Dividends .....................    $ 5,942        8,566       1,884         25,938        20,680      1,678
 Expenses -- Mortality and expense risk
   charges (note 3) ......................        648          399         152          1,889           814         57
                                              -------        -----       -----         ------        ------      -----
Net investment income ....................      5,294        8,167       1,732         24,049        19,866      1,621
                                              -------        -----       -----         ------        ------      -----
Net realized and unrealized (loss) gain on
 investments:
 Net realized gain (loss) ................         93          654         510        (13,410)        2,800        381
 Unrealized appreciation (depreciation) on
   investments ...........................      8,003       (5,290)       (839)       (64,135)       (2,725)     2,468
                                              -------       ------       -----        -------        ------      -----
Net realized and unrealized (loss) gain on
 investments .............................      8,096       (4,636)       (329)       (77,545)           75      2,849
                                              -------       ------       -----        -------        ------      -----
Increase (decrease) in net assets from
 operations ..............................    $13,390        3,531       1,403        (53,496)       19,941      4,470
                                              =======       ======       =====        =======        ======      =====


                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                       -----------------------------------------------------------
                                                  GLOBAL                         VALUE
                                                  INCOME                        EQUITY
                                                   FUND                          FUND
                                       ----------------------------- -----------------------------
                                                        PERIOD FROM                   PERIOD FROM
                                                         JUNE 18,                      JUNE 17,
                                         YEAR ENDED       1997 TO      YEAR ENDED       1997 TO
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1998           1997           1998           1997
                                       -------------- -------------- -------------- --------------
Investment income:
 Income -- Dividends .................     $2,100           461           6,079          115
 Expenses -- Mortality and
   expense risk charges (note 3) .....        354            30             526           17
                                           ------           ---           -----          ---
Net investment income ................      1,746           431           5,553           98
                                           ------           ---           -----          ---
Net realized and unrealized (loss)
 gain on investments:
 Net realized gain (loss) ............      3,656            35            (305)          (9)
 Unrealized appreciation
   (depreciation) on investments......      1,314          (329)         11,219            1
                                           ------          ----          ------          ----
Net realized and unrealized (loss)
 gain on investments .................      4,970          (294)         10,914           (8)
                                           ------          ----          ------          ----
Increase (decrease) in net assets
 from operations .....................     $6,716           137          16,467           90
                                           ======          ====          ======          ====



                                         GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                       -------------------------------------------
                                                                          U.S.
                                                  INCOME                 EQUITY
                                                   FUND                   FUND
                                       ----------------------------- -------------
                                                        PERIOD FROM    PEROD FROM
                                                       DECEMBER 12,     JUNE 10,
                                         YEAR ENDED       1997 TO       1998 TO
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1998           1997           1998
                                       -------------- -------------- -------------
Investment income:
 Income -- Dividends .................    $24,441           992            869
 Expenses -- Mortality and
   expense risk charges (note 3) .....      2,902           116             47
                                           ------           ---            ---
Net investment income ................     21,539           876            822
                                           ------           ---            ---
Net realized and unrealized (loss)
 gain on investments:
 Net realized gain (loss) ............      3,321          (838)           144
 Unrealized appreciation
   (depreciation) on investments......      4,423           523          3,300
                                           ------          ----          -----
Net realized and unrealized (loss)
 gain on investments .................      7,744          (315)         3,444
                                           ------          ----          -----
Increase (decrease) in net assets
 from operations .....................    $29,283           561          4,266
                                           ======          ====          =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                             ------------------------------------------------------------------
                                                       MONEY FUND                         BOND FUND
                                             ------------------------------   ---------------------------------
                                              PERIOD ENDED      YEAR ENDED
                                              DECEMBER 11,     DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                  1997             1996         1998       1997         1996
                                             --------------   -------------   --------   --------   -----------
Investment income:
 Income -- Dividends .....................         $27             224         10,101     17,586       16,705
 Expenses -- Mortality and
   expense risk charges (note 3) .........           4              31          2,597      1,872        1,790
                                                   ---             ---         ------     ------       ------
Net investment income ....................          23             193          7,504     15,714       14,915
                                                   ---             ---         ------     ------       ------
Net realized and unrealized gain on
 investments:
 Net realized gain .......................          --              --          2,899        276          128
 Unrealized appreciation
   (depreciation) on investments .........          --              --         11,167      5,965       (3,916)
                                                   ---             ---         ------     ------       ------
Net realized and unrealized gain
 (loss) on investments ...................          --              --         14,066      6,241       (3,788)
                                                   ---             ---         ------     ------       ------
Increase in net assets from
 operations ..............................         $23             193         21,570     21,955       11,127
                                                   ===             ===         ======     ======       ======


                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                             -------------------------------------------------------------------------
                                                   CAPITAL APPRECIATION FUND                    GROWTH FUND
                                             -------------------------------------   ---------------------------------
                                                    YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                1998          1997          1996        1998        1997        1996
                                             ----------   ------------   ---------   ---------   ---------   ---------
Investment income:
 Income -- Dividends .....................    $ 91,445       119,431       99,449     230,257      94,465      72,782
 Expenses -- Mortality and
   expense risk charges (note 3) .........      23,632        19,370       13,659      18,652      13,535       7,950
                                              --------       -------       ------     -------      ------      ------
Net investment income ....................      67,813       100,061       85,790     211,605      80,930      64,832
                                              --------       -------       ------     -------      ------      ------
Net realized and unrealized gain on
 investments:
 Net realized gain .......................      93,644       264,595      128,677      89,327     112,639      59,611
 Unrealized appreciation
   (depreciation) on investments .........     277,402       (89,502)     103,509     270,706     226,521     113,315
                                              --------       -------      -------     -------     -------     -------
Net realized and unrealized gain
 (loss) on investments ...................     371,046       175,093      232,186     360,033     339,160     172,926
                                              --------       -------      -------     -------     -------     -------
Increase in net assets from
 operations ..............................    $438,859       275,154      317,976     571,638     420,090     237,758
                                              ========       =======      =======     =======     =======     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                          OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                             -------------------------------------------------------------------------
                                                       HIGH INCOME FUND                  MULTIPLE STRATEGIES FUND
                                             ------------------------------------   ----------------------------------
                                                   YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                 1998          1997        1996         1998        1997        1996
                                             ------------   ---------   ---------   -----------   --------   ---------
Investment income:
 Income -- Dividends .....................    $  82,820      105,625      78,385       44,673      45,313     33,554
 Expenses -- Mortality and expense
   risk charges (note 3) .................       12,578        8,770       5,650        5,281       4,459      3,353
                                              ---------      -------      ------       ------      ------     ------
Net investment income ....................       70,242       96,855      72,735       39,392      40,854     30,201
                                              ---------      -------      ------       ------      ------     ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain .......................        3,380       11,476       8,045       10,586      26,553     22,006
 Unrealized appreciation
   (depreciation) on investments .........      (81,675)      28,520      28,139       (5,312)     27,703     14,047
                                              ---------      -------      ------       ------      ------     ------
Net realized and unrealized gain
 (loss) on investments ...................      (78,295)      39,996      36,184        5,274      54,256     36,053
                                              ---------      -------      ------       ------      ------     ------
Increase (decrease) in net assets from
 operations ..............................    $  (8,053)     136,851     108,919       44,666      95,110     66,254
                                              =========      =======     =======       ======      ======     ======


                                                                            VARIABLE INSURANCE PRODUCTS FUND
                                                            ----------------------------------------------------------------
                                                                MONEY MARKET PORTFOLIO            HIGH INCOME PORTFOLIO
                                                            -------------------------------   ------------------------------
                                                             PERIOD ENDED      YEAR ENDED      PERIOD ENDED      YEAR ENDED
                                                             DECEMBER 11,     DECEMBER 31,     DECEMBER 11,     DECEMBER 31,
                                                                 1997             1996             1997             1996
                                                            --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ....................................       $31,897          17,813            16,812          24,435
 Expenses -- Mortality and expense risk charges
   (note 3) .............................................         1,948           2,449             1,461           1,779
                                                                -------          ------            ------          ------
Net investment income ...................................        29,949          15,364            15,351          22,656
                                                                -------          ------            ------          ------
Net realized and unrealized gain on investments:
 Net realized gain ......................................            --              --            41,295           7,114
 Unrealized appreciation (depreciation) on
   investments ..........................................            --              --           (23,320)          1,632
                                                                -------          ------           -------          ------
Net realized and unrealized gain on investments .........            --              --            17,975           8,746
                                                                -------          ------           -------          ------
Increase in net assets from operations ..................       $29,949          15,364            33,326          31,402
                                                                =======          ======           =======          ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                      VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                                          --------------------------------------------------------------------
                                                              EQUITY-INCOME PORTFOLIO               GROWTH PORTFOLIO
                                                          ------------------------------- ------------------------------------
                                                              YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                              1998       1997      1996       1998        1997        1996
                                                          ----------- --------- --------- ------------ --------- -------------
Investment income:
 Income -- Dividends ....................................  $353,139    339,803    85,939     703,742    135,480      213,091
 Expenses -- Mortality and expense risk
   charges (note 3) .....................................    42,003     30,384    17,180      42,284     30,276       25,014
                                                           --------    -------    ------     -------    -------      -------
Net investment income ...................................   311,136    309,419    68,759     661,458    105,204      188,077
                                                           --------    -------    ------     -------    -------      -------
Net realized and unrealized gain on investments:
 Net realized gain ......................................   235,107    125,398    98,124     728,950    193,439      342,839
 Unrealized appreciation (depreciation)
   on investments .......................................    97,581    539,549   149,934     630,736    566,792     (104,224)
                                                           --------    -------   -------     -------    -------     --------
Net realized and unrealized gain on investments .........   332,688    664,947   248,058   1,359,686    760,231      238,615
                                                           --------    -------   -------   ---------    -------     --------
Increase in net assets from operations ..................  $643,824    974,366   316,817   2,021,144    865,435      426,692
                                                           ========    =======   =======   =========    =======     ========


                                                VARIABLE INSURANCE PRODUCTS FUND   VARIABLE INSURANCE PRODUCTS
                                                          (CONTINUED)                        FUND II
                                               ---------------------------------- ------------------------------
                                                       OVERSEAS PORTFOLIO            ASSET MANAGER PORTFOLIO
                                               ---------------------------------- ------------------------------
                                                    YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                   1998        1997        1996      1998      1997      1996
                                               ----------- ------------ --------- --------- --------- ----------
Investment income:
 Income -- Dividends .........................  $138,226      155,793     36,638   527,602   417,972   183,395
 Expenses -- Mortality and expense risk
   charges (note 3) ..........................    14,004       12,638     11,528    30,684    26,984    19,647
                                                --------      -------     ------   -------   -------   -------
Net investment income (expense) ..............   124,222      143,155     25,110   496,918   390,988   163,748
                                                --------      -------     ------   -------   -------   -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain ...........................    98,578       95,087     39,291    58,132    68,861   105,006
 Unrealized appreciation (depreciation)
   on investments ............................    (8,287)     (45,710)   126,664    32,734   222,652    98,064
                                                --------      -------    -------   -------   -------   -------
Net realized and unrealized gain on
 investments .................................    90,291       49,377    165,955    90,866   291,513   203,070
                                                --------      -------    -------   -------   -------   -------
Increase in net assets from operations .......  $214,513      192,532    191,065   587,784   682,501   366,818
                                                ========      =======    =======   =======   =======   =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                               VARIABLE INSURANCE PRODUCTS FUND
                                        II (CONTINUED)                      VARIABLE INSURANCE PRODUCTS FUND III
                               --------------------------------- ----------------------------------------------------------
                                                                                                   GROWTH OPPORTUNITIES
                                     CONTRAFUND PORTFOLIO          GROWTH & INCOME PORTFOLIO            PORTFOLIO
                               --------------------------------- ----------------------------- ----------------------------
                                                                                  PERIOD FROM                  PERIOD FROM
                                                                                    MAY 30,                      MAY 30,
                                                                   YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                    YEAR ENDED DECEMBER 31,       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998       1997       1996         1998           1997           1998           1997
                               ----------- --------- ----------- -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ......... $122,810     33,739      2,964       337                 --      3,673                --
 Expenses -- Mortality
   and expense risk
   charges (note 3) ..........   18,320     11,153      4,608     1,403                 45      1,223               148
                               --------     ------      -----     -----                 --      -----               ---
Net investment income
 (expense) ...................  104,490     22,586     (1,644)   (1,066)               (45)     2,450              (148)
                               --------     ------     ------    ------                ---      -----              ----
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized gain ...........  228,313    198,947     14,028     2,566              1,642      3,612               472
 Unrealized appreciation
   (depreciation) on
   investments ...............  398,426    135,687    119,895    59,468             (1,102)    35,308             3,433
                               --------    -------    -------    ------             ------     ------             -----
Net realized and unrealized
 gain on investments .........  626,739    334,634    133,923    62,034                540     38,920             3,905
                               --------    -------    -------    ------             ------     ------             -----
Increase in net assets from
 operations .................. $731,229    357,220    132,279    60,968                495     41,370             3,757
                               ========    =======    =======    ======             ======     ======             =====


                                                            NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                      ----------------------------------------------------------------------------------------
                                                BALANCED                        BOND                         GROWTH
                                                PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                      ----------------------------- ----------------------------- ----------------------------
                                       PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                       DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                           1997           1996           1997           1996           1997           1996
                                      -------------- -------------- -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ................   $  16,310         41,530        4,664           7,068          11,458        13,580
 Expenses -- Mortality and
   expense risk charges (note 3).....       1,723          1,799          462             581             982         1,005
                                        ---------         ------        -----           -----          ------        ------
Net investment income ...............      14,587         39,731        4,202           6,487          10,476        12,575
                                        ---------         ------        -----           -----          ------        ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) ...........      36,568          4,564         (162)             38          37,624         4,264
 Unrealized appreciation
   (depreciation) on investments.....     (14,898)       (28,989)         (48)         (3,678)        (18,849)       (6,024)
                                        ---------        -------        -----          ------         -------        ------
Net realized and unrealized gain
 (loss) on investments ..............      21,670        (24,425)        (210)         (3,640)         18,775        (1,760)
                                        ---------        -------        -----          ------         -------        ------
Increase in net assets from
 operations .........................   $  36,257         15,306        3,992           2,847          29,251        10,815
                                        =========        =======        =====          ======         =======        ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                              FEDERATED INVESTORS
                                                                               INSURANCE SERIES
                                                   -------------------------------------------------------------------------
                                                                                                          HIGH
                                                                  AMERICAN                               INCOME
                                                                  LEADERS                                 BOND
                                                                  FUND II                               FUND II
                                                   --------------------------------------   --------------------------------
                                                                             PERIOD FROM
                                                                              AUGUST 14,
                                                                               1996 TO
                                                    YEAR ENDED DECEMBER
                                                            31,              DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                       1998        1997          1996           1998        1997      1996
                                                   -----------   --------   -------------   -----------   -------   --------
Investment income:
 Income -- Dividends ...........................     $ 8,939        148            9            4,007      3,619     1,592
 Expenses -- Mortality and expense risk
   charges (note 3) ............................       1,280        113            2              979        656       127
                                                     -------        ---            -            -----      -----     -----
Net investment income ..........................       7,659         35            7            3,028      2,963     1,465
                                                     -------        ---            -            -----      -----     -----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ......................        (245)       598            4            1,890        836        51
 Unrealized appreciation (depreciation) on
   investments .................................      22,437      3,025           29           (3,246)     5,274     1,038
                                                     -------      -----           --           ------      -----     -----
Net realized and unrealized gain (loss) on
 investments ...................................      22,192      3,623           33           (1,356)     6,110     1,089
                                                     -------      -----           --           ------      -----     -----
Increase in net assets from operations .........     $29,851      3,658           40            1,672      9,073     2,554
                                                     =======      =====           ==           ======      =====     =====


                                                                           FEDERATED INVESTORS
                                                                             INSURANCE SERIES
                                                                     --------------------------------
                                                                                 UTILITY
                                                                                 FUND II
                                                                     --------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                        1998        1997       1996
                                                                     ----------   --------   --------
Investment income:
 Income -- Dividends .............................................    $11,781       4,929     2,283
 Expenses -- Mortality and expense risk charges (note 3) .........      1,381         860       364
                                                                      -------       -----     -----
Net investment income ............................................     10,400       4,069     1,919
                                                                      -------       -----     -----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ........................................      5,077       1,782     2,332
 Unrealized appreciation (depreciation) on investments ...........     11,499      25,287       700
                                                                      -------      ------     -----
Net realized and unrealized gain (loss) on investments ...........     16,576      27,069     3,032
                                                                      -------      ------     -----
Increase in net assets from operations ...........................    $26,976      31,138     4,951
                                                                      =======      ======     =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                         ALGER AMERICAN FUND
                                                                 ------------------------------------
                                                                                SMALL
                                                                                 CAP
                                                                              PORTFOLIO
                                                                 ------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                                     1998        1997         1996
                                                                 ----------- ------------ -----------
Investment income:
 Income -- Dividends ...........................................  $ 119,910      23,157         502
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................................      6,707       5,518       1,659
                                                                  ---------      ------       -----
Net investment income (expense) ................................    113,203      17,639      (1,157)
                                                                  ---------      ------      ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ......................................    (65,245)    109,665       4,156
 Unrealized appreciation (depreciation) on investments .........    102,269     (21,855)     (4,745)
                                                                  ---------     -------      ------
Net realized and unrealized gain (loss) on investments .........     37,024      87,810        (589)
                                                                  ---------     -------      ------
Increase (decrease) in net assets from operations ..............  $ 150,227     105,449      (1,746)
                                                                  =========     =======      ======



                                                                       ALGER AMERICAN FUND
                                                                 -------------------------------
                                                                             GROWTH
                                                                            PORTFOLIO
                                                                 -------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                    1998      1997       1996
                                                                 --------- --------- -----------
Investment income:
 Income -- Dividends ........................................... $159,255    10,016      3,815
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................................    8,116     7,350      2,350
                                                                  -------    ------      -----
Net investment income (expense) ................................  151,139     2,666      1,465
                                                                  -------    ------      -----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ......................................   60,482   103,893      1,107
 Unrealized appreciation (depreciation) on investments .........  293,124   100,012     (1,956)
                                                                  -------   -------     ------
Net realized and unrealized gain (loss) on investments .........  353,606   203,905       (849)
                                                                  -------   -------     ------
Increase (decrease) in net assets from operations .............. $504,745   206,571        616
                                                                  =======   =======     ======


                                                                                       PBHG INSURANCE
                                                                                        SERIES FUND
                                                                 ----------------------------------------------------------
                                                                             PBHG
                                                                           LARGE CAP                       PBHG
                                                                            GROWTH                      GROWTH II
                                                                           PORTFOLIO                    PORTFOLIO
                                                                 ----------------------------- ----------------------------
                                                                                  PERIOD FROM                  PERIOD FROM
                                                                                    MAY 30,                      MAY 30,
                                                                   YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                      1998           1997           1998           1997
                                                                 -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ...........................................    $    --            --             --             --
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................................        327            63            239             43
                                                                    -------            --            ---             --
Net investment income (expense) ................................       (327)          (63)          (239)           (43)
                                                                    -------           ---           ----            ---
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ......................................      3,310           584           (197)            34
 Unrealized appreciation (depreciation) on investments .........     13,650            92          8,666           (142)
                                                                    -------           ---          -----           ----
Net realized and unrealized gain (loss) on investments .........     16,960           676          8,469           (108)
                                                                    -------           ---          -----           ----
Increase (decrease) in net assets from operations ..............    $16,633           613          8,230           (151)
                                                                    =======           ===          =====           ====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                                JANUS ASPEN SERIES
                                                   -----------------------------------------------------------------------------
                                                                  AGGRESSIVE                                GROWTH
                                                               GROWTH PORTFOLIO                            PORTFOLIO
                                                   -----------------------------------------   ---------------------------------
                                                            YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                                       1998           1997           1996         1998        1997        1996
                                                   ------------   ------------   -----------   ---------   ---------   ---------
Investment income:
 Income -- Dividends ...........................    $      --             --         9,052      146,566      47,255      21,456
 Expenses -- Mortality and expense risk
   charges (note 3) ............................       13,622         10,376         6,061       16,642      11,319       5,068
                                                    ---------         ------         -----      -------      ------      ------
Net investment income (expense) ................      (13,622)       (10,376)        2,991      129,924      35,936      16,388
                                                    ---------        -------         -----      -------      ------      ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain .............................      171,826        202,593        49,684      115,203      94,811      21,606
 Unrealized appreciation (depreciation) on
   investments .................................      488,613        (21,456)       (6,584)     576,941     155,268      67,602
                                                    ---------        -------        ------      -------     -------      ------
Net realized and unrealized gain on
 investments ...................................      660,439        181,137        43,100      692,144     250,079      89,208
                                                    ---------        -------        ------      -------     -------      ------
Increase in net assets from operations .........    $ 646,817        170,761        46,091      822,068     286,015     105,596
                                                    =========        =======        ======      =======     =======     =======


                                                                             JANUS ASPEN SERIES
                                                                     -----------------------------------
                                                                                  WORLDWIDE
                                                                              GROWTH PORTFOLIO
                                                                     -----------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                         1998         1997        1996
                                                                     -----------   ---------   ---------
Investment income:
 Income -- Dividends .............................................    $153,063       35,818      17,129
 Expenses -- Mortality and expense risk charges (note 3) .........      28,493       16,118       6,046
                                                                      --------       ------      ------
Net investment income (expense) ..................................     124,570       19,700      11,083
                                                                      --------       ------      ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain ...............................................     233,014       89,852     102,324
 Unrealized appreciation (depreciation) on investments ...........     623,292      251,916      66,974
                                                                      --------      -------     -------
Net realized and unrealized gain on investments ..................     856,306      341,768     169,298
                                                                      --------      -------     -------
Increase in net assets from operations ...........................    $980,876      361,468     180,381
                                                                      ========      =======     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                   JANUS ASPEN SERIES (CONTINUED)
                                                   --------------------------------------------------------------
                                                                                               FLEXIBLE
                                                               BALANCED                         INCOME
                                                              PORTFOLIO                        PORTFOLIO
                                                   --------------------------------   ---------------------------
                                                       YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                      1998        1997       1996        1998       1997     1996
                                                   ----------   --------   --------   ---------   -------   -----
Investment income:
 Income -- Dividends ...........................    $ 42,674     12,092      3,497      4,495      3,492     541
 Expenses -- Mortality and expense risk
   charges (note 3) ............................       6,290      2,145        931        459        240      34
                                                    --------     ------      -----      -----      -----     ---
Net investment income (expense) ................      36,384      9,947      2,566      4,036      3,252     507
                                                    --------     ------      -----      -----      -----     ---
Net realized and unrealized gain on
 investments:
 Net realized gain .............................      24,529      8,229      2,098      1,687        305      13
 Unrealized appreciation (depreciation) on
   investments .................................     216,533     41,009     14,575        (74)        72      83
                                                    --------     ------     ------      -----      -----     ---
Net realized and unrealized gain on
 investments ...................................     241,062     49,238     16,673      1,613        377      96
                                                    --------     ------     ------      -----      -----     ---
Increase in net assets from operations .........    $277,446     59,185     19,239      5,649      3,629     603
                                                    ========     ======     ======      =====      =====     ===


                                                                       JANUS ASPEN SERIES (CONTINUED)
                                                   -----------------------------------------------------------------------
                                                               INTERNATIONAL                           CAPITAL
                                                                   GROWTH                            APPRECIATION
                                                                 PORTFOLIO                            PORTFOLIO
                                                   --------------------------------------   ------------------------------
                                                                             PERIOD FROM                      PERIOD FROM
                                                                               JULY 9,                          MAY 21,
                                                    YEAR ENDED DECEMBER        1996 TO        YEAR ENDED        1997 TO
                                                            31,             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                      1998        1997          1996             1998             1997
                                                   ----------   --------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ...........................    $12,343       1,716           136              132            27
 Expenses -- Mortality and expense risk
   charges (note 3) ............................      3,678       1,442            40            1,351            34
                                                    -------       -----           ---            -----            --
Net investment income (expense) ................      8,665         274            96           (1,219)           (7)
                                                    -------       -----           ---           ------            --
Net realized and unrealized gain on
 investments:
 Net realized gain .............................     40,482       5,037           152           28,363           106
 Unrealized appreciation (depreciation) on
   investments .................................     16,463      16,037         1,040           45,429           697
                                                    -------      ------         -----           ------           ---

Net realized and unrealized gain on
 investments ...................................     56,945      21,074         1,192           73,792           803
                                                    -------      ------         -----           ------           ---
Increase in net assets from operations .........    $65,610      21,348         1,288           72,573           796
                                                    =======      ======         =====           ======           ===

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                            GOLDMAN SACHS             SALOMON BROTHERS
                                                                         VARIABLE INSURANCE           VARIABLE SERIES
                                                                             TRUST FUND                     FUND
                                                                   -------------------------------   -----------------
                                                                     GROWTH AND         MID CAP
                                                                       INCOME           EQUITY           INVESTORS
                                                                        FUND             FUND               FUND
                                                                   --------------   --------------   -----------------
                                                                     PERIOD FROM      PERIOD FROM       PERIOD FROM
                                                                     OCTOBER 1,       AUGUST 28,        DECEMBER 8,
                                                                       1998 TO          1998 TO           1998 TO
                                                                    DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                                                        1998             1998               1998
                                                                   --------------   --------------   -----------------
Investment income:
 Income -- Dividends ...........................................        $ 95               408                6
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................................          19               117                1
                                                                        ----               ---                -
Net investment income ..........................................          76               291                5
                                                                        ----               ---                -
Net realized and unrealized gain (loss) on investments:
 Net realized gain .............................................         120             3,047               --
 Unrealized appreciation (depreciation) on investments .........         496             2,320               53
                                                                        ----             -----               --
Net realized and unrealized gain (loss) on investments .........         616             5,367               53
                                                                        ----             -----               --
Increase in net assets from operations .........................        $692             5,658               58
                                                                        ====             =====               ==

                See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
                               DECEMBER 31, 1998



                                                                         GE INVESTMENTS FUNDS, INC.
                                                                  -----------------------------------------
                                                                                   S&P 500
                                                                                    INDEX
                                                                                    FUND
                                                                  -----------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                       1998          1997          1996
                                                                  ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................  $  171,251        71,494       741,582
 Net realized gain (loss) .......................................     200,588        18,179        65,600
 Unrealized appreciation (depreciation) on investments ..........     637,587       504,771      (498,697)
                                                                   ----------       -------      --------
    Increase in net assets from operations ......................   1,009,426       594,444       308,485
                                                                   ----------       -------      --------
From capital transactions:
 Net premiums ...................................................   1,553,985       496,133       308,147
 Loan interest ..................................................        (667)       (2,663)         (455)
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................          --      (146,232)       (1,955)
  Surrenders ....................................................       2,166       (28,437)      (15,204)
  Loans .........................................................     (28,223)      (12,720)      (16,280)
  Cost of insurance and administrative expense (note 3) .........    (453,919)     (235,713)     (158,228)
  Transfer gain (loss) and transfer fees ........................    (111,502)         (793)          109
 Interfund transfers ............................................     (71,575)      954,081       289,390
                                                                   ----------      --------      --------
    Increase (decrease) in net assets from capital
     transactions ...............................................     890,265     1,023,656       405,524
                                                                   ----------     ---------      --------
Increase (decrease) in net assets ...............................   1,899,691     1,618,100       714,009
Net assets at beginning of year .................................   3,407,989     1,789,889     1,075,880
                                                                   ----------     ---------     ---------
Net assets at end of year .......................................  $5,307,680     3,407,989     1,789,889
                                                                   ==========     =========     =========



                                                                   GE INVESTMENTS FUNDS, INC.
                                                                  ----------------------------
                                                                           GOVERNMENT
                                                                           SECURITIES
                                                                              FUND
                                                                  ----------------------------
                                                                   PERIOD ENDED    YEAR ENDED
                                                                   DECEMBER 11,   DECEMBER 31,
                                                                       1997           1996
                                                                  -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................     $(2,085)       28,995
 Net realized gain (loss) .......................................       1,254           289
 Unrealized appreciation (depreciation) on investments ..........      18,064       (28,379)
                                                                       ------       -------
    Increase in net assets from operations ......................      17,233           905
                                                                       ------       -------
From capital transactions:
 Net premiums ...................................................      36,517        37,229
 Loan interest ..................................................         290           878
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................          --            --
  Surrenders ....................................................     (15,385)       (3,155)
  Loans .........................................................      (4,137)       (2,302)
  Cost of insurance and administrative expense (note 3) .........     (23,090)      (23,586)
  Transfer gain (loss) and transfer fees ........................        (675)          (75)
 Interfund transfers ............................................    (322,397)      (18,963)
                                                                     --------       -------
    Increase (decrease) in net assets from capital
     transactions ...............................................    (328,877)       (9,974)
                                                                     --------       -------
Increase (decrease) in net assets ...............................    (311,644)       (9,069)
Net assets at beginning of year .................................     311,644       320,713
                                                                     --------       -------
Net assets at end of year .......................................     $    --       311,644
                                                                     ========       =======


                                                                  GE INVESTMENTS FUNDS, INC.
                                                        -----------------------------------------------
                                                                         MONEY MARKET
                                                                             FUND
                                                        -----------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                              1998            1997            1996
                                                        --------------- --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ......................  $     140,953         93,988          81,681
 Net realized gain (loss) .............................            517        298,840        (325,593)
 Unrealized appreciation (depreciation) on
  investments .........................................           (517)      (300,439)        345,223
                                                         -------------       --------        --------
    Increase in net assets from operations ............        140,953         92,389         101,311
                                                         -------------       --------        --------
From capital transactions:
 Net premiums .........................................      5,316,844      3,634,434       5,619,954
 Loan interest ........................................          2,567         (3,118)         (1,840)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ......................................         (1,231)       (15,944)         (1,302)
  Surrenders ..........................................       (127,487)       (10,646)         (7,042)
  Loans ...............................................        (92,788)        (5,231)        (59,410)
  Cost of insurance and administrative expense
    (note 3) ..........................................       (379,891)      (284,457)       (257,113)
  Transfer gain (loss) and transfer fees ..............        (24,254)      (233,325)        (28,760)
 Interfund transfers ..................................     (3,025,038)    (3,317,791)     (4,363,145)
                                                         -------------     ----------      ----------
    Increase (decrease) in net assets from capital
     transactions .....................................      1,668,722       (236,078)        901,342
                                                         -------------     ----------      ----------
Increase (decrease) in net assets .....................      1,809,675       (143,689)      1,002,653
Net assets at beginning of year .......................      2,261,916      2,405,605       1,402,952
                                                         -------------     ----------      ----------
Net assets at end of year .............................  $   4,071,591      2,261,916       2,405,605
                                                         =============     ==========      ==========



                                                              GE INVESTMENTS FUNDS, INC.
                                                        ---------------------------------------
                                                                     TOTAL RETURN
                                                                         FUND
                                                        ---------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                            1998         1997          1996
                                                        ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ......................   $181,452      432,580       825,901
 Net realized gain (loss) .............................    (62,109)     (54,073)       68,427
 Unrealized appreciation (depreciation) on
  investments .........................................    423,954      123,159      (708,053)
                                                           -------      -------      --------
    Increase in net assets from operations ............    543,297      501,666       186,275
                                                           -------      -------      --------
From capital transactions:
 Net premiums .........................................    252,081      169,809       143,160
 Loan interest ........................................       (327)        (299)         (178)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ......................................    (21,333)      (7,452)      (25,232)
  Surrenders ..........................................    (16,053)     (14,564)      (14,027)
  Loans ...............................................     (8,458)      (3,824)       (6,948)
  Cost of insurance and administrative expense
    (note 3) ..........................................   (385,697)    (357,384)     (339,757)
  Transfer gain (loss) and transfer fees ..............     26,522       39,224       125,446
 Interfund transfers ..................................     84,003       (2,809)      124,895
                                                          --------     --------      --------
    Increase (decrease) in net assets from capital
     transactions .....................................    (69,262)    (177,299)        7,359
                                                          --------     --------      --------
Increase (decrease) in net assets .....................    474,035      324,367       193,634
Net assets at beginning of year .......................  3,603,668    3,279,301     3,085,667
                                                         ---------    ---------     ---------
Net assets at end of year ............................. $4,077,703    3,603,668     3,279,301
                                                         =========    =========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                      GE INVESTMENTS FUNDS, INC.
                                                                              (CONTINUED)
                                                                  -----------------------------------
                                                                             INTERNATIONAL
                                                                              EQUITY FUND
                                                                  -----------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                      1998         1997       1996
                                                                  ------------ ----------- ----------
Increase in net assets
From operations:
 Net investment income ..........................................  $   5,294       8,167      1,732
 Net realized gain (loss) .......................................         93         654        510
 Unrealized appreciation (depreciation) on investments ..........      8,003      (5,290)      (839)
                                                                   ---------      ------      -----
    Increase in net assets from operations ......................     13,390       3,531      1,403
From capital transactions:
 Net premiums ...................................................     27,099      23,197     18,822
 Loan interest ..................................................          1           4          7
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................         --          --         --
  Surrenders ....................................................       (497)       (904)    (1,403)
  Loans .........................................................       (733)       (289)      (229)
  Cost of insurance and administrative expense (note 3) .........    (10,088)     (5,480)    (3,119)
  Transfer gain (loss) and transfer fees ........................        303      (1,837)        86
 Interfund transfers ............................................     10,770      22,059     10,273
                                                                   ---------      ------     ------
    Increase in net assets from capital transactions ............     26,855      36,750     24,437
                                                                   ---------      ------     ------
Increase in net assets ..........................................     40,245      40,281     25,840
Net assets at beginning of period ...............................     75,504      35,223      9,383
                                                                   ---------      ------     ------
Net assets at end of period .....................................  $ 115,749      75,504     35,223
                                                                   =========      ======     ======



                                                                  GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                                  --------------------------------------
                                                                               REAL ESTATE
                                                                             SECURITIES FUND
                                                                  -------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                       1998          1997       1996
                                                                  -------------- ----------- ----------
Increase in net assets
From operations:
 Net investment income ..........................................   $ 24,049        19,866      1,621
 Net realized gain (loss) .......................................    (13,410)        2,800        381
 Unrealized appreciation (depreciation) on investments ..........    (64,135)       (2,725)     2,468
                                                                     -------        ------      -----
    Increase in net assets from operations ......................    (53,496)       19,941      4,470
From capital transactions:
 Net premiums ...................................................    210,779        79,557     15,327
 Loan interest ..................................................           (6)          2         --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................         --            --         --
  Surrenders ....................................................     (3,842)         (692)      (347)
  Loans .........................................................       (660)         (874)        --
  Cost of insurance and administrative expense (note 3) .........    (49,575)      (17,806)    (1,892)
  Transfer gain (loss) and transfer fees ........................       (872)          300        190
 Interfund transfers ............................................     41,309        89,769     12,060
                                                                     ---------     -------     ------
    Increase in net assets from capital transactions ............    197,133       150,256     25,338
                                                                     ---------     -------     ------
Increase in net assets ..........................................    143,637       170,197     29,808
Net assets at beginning of period ...............................    200,409        30,212        404
                                                                     ---------     -------     ------
Net assets at end of period .....................................   $344,046       200,409     30,212
                                                                     =========     =======     ======


                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                       -----------------------------------------------------------
                                                  GLOBAL                         VALUE
                                                  INCOME                        EQUITY
                                                   FUND                          FUND
                                       ----------------------------- -----------------------------
                                                        PERIOD FROM                   PERIOD FROM
                                                         JUNE 18,                      JUNE 17,
                                         YEAR ENDED       1997 TO      YEAR ENDED       1997 TO
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1998           1997           1998           1997
                                       -------------- -------------- -------------- --------------
Increase in net assets
From operations:
 Net investment income ...............    $  1,746          431            5,553           98
 Net realized gain (loss) ............       3,656           35             (305)          (9)
 Unrealized appreciation
  (depreciation) on investments.......       1,314         (329)          11,219            1
                                          --------         -----          ------          ----
    Increase in net assets from
     operations ......................       6,716          137           16,467           90
From capital transactions:
 Net premiums ........................      15,696        1,293          108,124        5,797
 Loan interest .......................          --           --               34            2
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits .....................          --           --               --           --
  Surrenders .........................          --           --           (2,851)          --
  Loans ..............................          --         (243)          (1,112)          --
  Cost of insurance and
    administrative expense
    (note 3) .........................      (4,405)        (373)         (13,611)      (1,002)
  Transfer gain (loss) and
    transfer fees ....................         128           (9)          (3,719)          35
 Interfund transfers .................       8,773        8,418           95,455        8,637
                                          --------        ------         -------       --------
    Increase in net assets from
     capital transactions ............      20,192        9,086          182,320       13,469
                                          --------        ------         -------       --------
Increase in net assets ...............      26,908        9,223          198,787       13,559
Net assets at beginning of period ....       9,223          --            13,559           --
                                          --------        ------         -------       --------
Net assets at end of period ..........    $ 36,131        9,223          212,346       13,559
                                          ========        ======         =======       ========



                                         GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                       -------------------------------------------
                                                                          U.S.
                                                  INCOME                 EQUITY
                                                   FUND                   FUND
                                       ----------------------------- -------------
                                                        PERIOD FROM   PERIOD FROM
                                                       DECEMBER 12,     JUNE 10,
                                         YEAR ENDED       1997 TO       1998 TO
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1998           1997           1998
                                       -------------- -------------- -------------
Increase in net assets
From operations:
 Net investment income ...............   $  21,539           876            822
 Net realized gain (loss) ............       3,321          (838)           144
 Unrealized appreciation
  (depreciation) on investments.......       4,423           523          3,300
                                            ------          ----          -----
    Increase in net assets from
     operations ......................      29,283           561          4,266
From capital transactions:
 Net premiums ........................      59,967           735         30,322
 Loan interest .......................         (75)           12             --
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits .....................          --            --             --
  Surrenders .........................     (29,103)           --            (80)
  Loans ..............................        (665)           --             --
  Cost of insurance and
    administrative expense
    (note 3) .........................     (32,512)       (1,655)        (2,198)
  Transfer gain (loss) and
    transfer fees ....................        (444)          (30)           172
 Interfund transfers .................      29,042       378,428         18,463
                                           -------       -------         ------
    Increase in net assets from
     capital transactions ............      26,210       377,490         46,679
                                           -------       -------         ------
Increase in net assets ...............      55,493       378,051         50,945
Net assets at beginning of period ....     378,051            --             --
                                           -------       -------         ------
Net assets at end of period ..........   $ 433,544       378,051         50,945
                                           =======       =======         ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                      OPPENHEIMER VARIABLE ACCOUNT
                                                                                 FUNDS
                                                                      ----------------------------
                                                                                 MONEY
                                                                                  FUND
                                                                      ----------------------------
                                                                       PERIOD ENDED    YEAR ENDED
                                                                       DECEMBER 11,   DECEMBER 31,
                                                                           1997           1996
                                                                      -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............................................    $    23           193
 Net realized gain ..................................................         --            --
 Unrealized appreciation (depreciation) on investments ..............         --            --
                                                                         -------           ----
    Increase in net assets from operations ..........................         23           193
From capital transactions:
 Net premiums .......................................................        111            --
 Loan interest ......................................................         --            --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ....................................................         --            --
  Surrenders ........................................................         --            --
  Loans .............................................................         --            --
  Cost of insurance and administrative expense (note 3) .............       (205)         (997)
  Transfer gain (loss) and transfer fees ............................         15            (8)
 Transfers (to) from the Guarantee Account ..........................         --            --
 Interfund transfers ................................................       (651)      (10,491)
                                                                         -------       ---------
    Increase (decrease) in net assets from capital transactions .....       (730)      (11,496)
                                                                         -------       ---------
Increase (decrease) in net assets ...................................       (707)      (11,303)
Net assets at beginning of year .....................................        707        12,010
                                                                         -------       ---------
Net assets at end of year ...........................................    $    --           707
                                                                         =======       =========



                                                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                      ---------------------------------------
                                                                                       BOND
                                                                                       FUND
                                                                      ---------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                                          1998         1997          1996
                                                                      ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............................................   $  7,504       15,714      14,915
 Net realized gain ..................................................      2,899          276         128
 Unrealized appreciation (depreciation) on investments ..............     11,167        5,965      (3,916)
                                                                          ------       ------      -------
    Increase in net assets from operations ..........................     21,570       21,955      11,127
From capital transactions:
 Net premiums .......................................................    164,138       56,837      41,062
 Loan interest ......................................................        (39)         (13)         (2)
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ....................................................         --           --          --
  Surrenders ........................................................    (17,769)     (17,569)     (3,478)
  Loans .............................................................     (1,348)      (2,018)         --
  Cost of insurance and administrative expense (note 3) .............    (40,698)     (23,294)    (21,145)
  Transfer gain (loss) and transfer fees ............................        188       (1,279)          6
 Transfers (to) from the Guarantee Account ..........................         --           --          --
 Interfund transfers ................................................     51,994      (12,046)     50,864
                                                                         -------      -------     ---------
    Increase (decrease) in net assets from capital transactions .....    156,466          618      67,307
                                                                         -------      -------     ---------
Increase (decrease) in net assets ...................................    178,036       22,573      78,434
Net assets at beginning of year .....................................    292,413      269,840     191,406
                                                                         -------      -------     ---------
Net assets at end of year ...........................................   $470,449      292,413     269,840
                                                                         =======      =======     =========


                                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                            ----------------------------------------
                                                                            CAPITAL
                                                                          APPRECIATION
                                                                              FUND
                                                            ----------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                 1998         1997          1996
                                                            ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income ....................................  $   67,813      100,061        85,790
 Net realized gain ........................................      93,644      264,595       128,677
 Unrealized appreciation (depreciation) on investments.....     277,402      (89,502)      103,509
                                                             ----------      -------       -------
    Increase in net assets from operations ................     438,859      275,154       317,976
From capital transactions:
 Net premiums .............................................     826,696      794,773       615,934
 Loan interest ............................................         171          305          (174)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ..........................................          --         (313)           --
  Surrenders ..............................................    (139,804)     (41,954)     (128,744)
  Loans ...................................................     (62,192)     (38,517)       (8,425)
  Cost of insurance and administrative expense
    (note 3) ..............................................    (336,566)    (307,499)     (242,592)
  Transfer gain (loss) and transfer fees ..................       2,879       13,531         6,908
 Transfers (to) from the Guarantee Account ................        (257)          --            --
 Interfund transfers ......................................      (1,915)      61,532       270,794
                                                             ----------     --------      --------
    Increase (decrease) in net assets from capital
     transactions .........................................     289,012      481,858       513,701
                                                             ----------     --------      --------
Increase (decrease) in net assets .........................     727,871      757,012       831,677
Net assets at beginning of year ...........................   3,099,076    2,342,064     1,510,387
                                                             ----------    ---------     ---------
Net assets at end of year .................................  $3,826,947    3,099,076     2,342,064
                                                             ==========    =========     =========



                                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                            -----------------------------------------
                                                                             GROWTH
                                                                              FUND
                                                            -----------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                 1998          1997          1996
                                                            ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ....................................   $ 211,605        80,930        64,832
 Net realized gain ........................................      89,327       112,639        59,611
 Unrealized appreciation (depreciation) on investments.....     270,706       226,521       113,315
                                                                -------       -------       -------
    Increase in net assets from operations ................     571,638       420,090       237,758
From capital transactions:
 Net premiums .............................................     687,713       460,957       310,615
 Loan interest ............................................        (398)         (541)         (155)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ..........................................          --            --        (3,934)
  Surrenders ..............................................    (137,732)      (69,141)      (18,216)
  Loans ...................................................     (10,897)      (12,664)      (21,680)
  Cost of insurance and administrative expense
    (note 3) ..............................................    (260,178)     (176,831)     (107,526)
  Transfer gain (loss) and transfer fees ..................         (93)       (4,635)       (1,119)
 Transfers (to) from the Guarantee Account ................          --            --            --
 Interfund transfers ......................................     100,907       180,805       266,465
                                                               --------      --------      --------
    Increase (decrease) in net assets from capital
     transactions .........................................     379,322       377,950       424,450
                                                               --------      --------      --------
Increase (decrease) in net assets .........................     950,960       798,040       662,208
Net assets at beginning of year ...........................   2,277,913     1,479,873       817,665
                                                              ---------     ---------      --------
Net assets at end of year .................................  $3,228,873     2,277,913     1,479,873
                                                              =========     =========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                                (CONTINUED)
                                                                 -----------------------------------------
                                                                                   HIGH
                                                                                  INCOME
                                                                                   FUND
                                                                 -----------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                      1998           1997         1996
                                                                 -------------- ------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income .........................................   $   70,242        96,855       72,735
 Net realized gain (loss) ......................................        3,380        11,476        8,045
 Unrealized appreciation (depreciation) on investments .........      (81,675)       28,520       28,139
                                                                   ----------        ------       ------
    Increase (decrease) in net assets from operations ..........       (8,053)      136,851      108,919
                                                                   ----------       -------      -------
From capital transactions:
 Net premiums ..................................................      464,843       359,877      311,435
 Loan interest .................................................         (313)          (10)          16
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ...............................................       (3,028)           --      (18,532)
  Surrenders ...................................................      (91,485)      (19,540)      (7,723)
  Loans ........................................................      (16,569)      (25,149)    (133,614)
  Cost of insurance and administrative expense (note 3) ........     (190,705)     (162,386)         559
  Transfer gain (loss) and transfer fees .......................        2,861           944      111,802
 Interfund transfers ...........................................       46,306       367,417           --
                                                                   ----------      --------     --------
    Increase (decrease) in net assets from capital
     transactions ..............................................      211,910       521,153      263,943
                                                                   ----------      --------     --------
Increase in net assets .........................................      203,857       658,004      372,862
Net assets at beginning of year ................................    1,650,751       992,747      619,885
                                                                   ----------      --------     --------
Net assets at end of year ......................................   $1,854,608     1,650,751      992,747
                                                                   ==========     =========     ========



                                                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                              (CONTINUED)
                                                                 -------------------------------------
                                                                               MULTIPLE
                                                                              STRATEGIES
                                                                                 FUND
                                                                 -------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                     1998        1997         1996
                                                                 ----------- ----------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income .........................................  $ 39,392      40,854        30,201
 Net realized gain (loss) ......................................    10,586      26,553        22,006
 Unrealized appreciation (depreciation) on investments .........    (5,312)     27,703        14,047
                                                                    ------      ------        ------
    Increase (decrease) in net assets from operations ..........    44,666      95,110        66,254
                                                                    ------      ------        ------
From capital transactions:
 Net premiums ..................................................   235,155     132,071       122,291
 Loan interest .................................................      (157)       (129)          (18)
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ...............................................        --          --       (17,498)
  Surrenders ...................................................    (8,552)    (51,445)     (183,972)
  Loans ........................................................    (9,879)     (4,961)         (729)
  Cost of insurance and administrative expense (note 3) ........   (68,755)    (65,223)      (50,034)
  Transfer gain (loss) and transfer fees .......................      (109)        (84)        6,336
 Interfund transfers ...........................................   (12,778)    (13,534)       87,158
                                                                   -------     -------      --------
    Increase (decrease) in net assets from capital
     transactions ..............................................   134,925      (3,305)      (36,466)
                                                                   -------     -------      --------
Increase in net assets .........................................   179,591      91,805        29,788
Net assets at beginning of year ................................   666,466     574,661       544,873
                                                                   -------     -------      --------
Net assets at end of year ......................................  $846,057     666,466       574,661
                                                                   =======     =======      ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                               VARIABLE INSURANCE PRODUCTS FUND
                                                                  ----------------------------------------------------------
                                                                     MONEY MARKET PORTFOLIO        HIGH INCOME PORTFOLIO
                                                                  ----------------------------- ----------------------------
                                                                   PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                                                       1997           1996           1997           1996
                                                                  -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..........................................   $  29,949         15,364         15,351         22,656
 Net realized gain ..............................................          --             --         41,295          7,114
 Unrealized appreciation (depreciation) on investments ..........          --             --        (23,320)         1,632
                                                                    ----------        ------        -------         ------
Increase in net assets from operations ..........................      29,949         15,364         33,326         31,402
                                                                    ----------        ------        -------         ------
From capital transactions:
 Net premiums ...................................................          --          1,850            208             --
 Loan interest ..................................................         (34)           (14)           (41)           (22)
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................          --             --             --             --
  Surrenders ....................................................          (2)       (19,871)        (2,471)       (36,177)
  Loans .........................................................      (1,093)        (1,250)        (1,664)        (2,449)
  Cost of insurance and administrative expense (note 3) .........     (18,137)       (30,816)       (16,918)       (30,421)
  Transfer gain (loss) and transfer fees ........................     (15,912)        (5,041)         1,294           (553)
 Interfund transfers ............................................    (310,424)       (89,691)      (226,946)       (34,288)
                                                                    -----------      -------       --------        -------
Increase (decrease) in net assets from capital transactions .....    (345,602)      (144,833)      (246,538)      (103,910)
                                                                    -----------     --------       --------       --------
Increase (decrease) in net assets ...............................    (315,653)      (129,469)      (213,212)       (72,508)
Net assets at beginning of year .................................     315,653        445,122        213,212        285,720
                                                                    -----------     --------       --------       --------
Net assets at end of year .......................................   $      --        315,653             --        213,212
                                                                    ===========     ========       ========       ========


                                                                    VARIABLE INSURANCE PRODUCTS FUND
                                                                ----------------------------------------
                                                                        EQUITY-INCOME PORTFOLIO
                                                                ----------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                     1998         1997          1996
                                                                ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income ........................................  $  311,136      309,419        68,759
 Net realized gain ............................................     235,107      125,398        98,124
 Unrealized appreciation (depreciation) on investments ........      97,581      539,549       149,934
                                                                 ----------      -------       -------
Increase in net assets from operations ........................     643,824      974,366       316,817
                                                                 ----------      -------       -------
From capital transactions:
 Net premiums .................................................   1,528,326    1,111,418       923,240
 Loan interest ................................................        (659)         623           (54)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ..............................................      (4,313)        (276)      (22,109)
  Surrenders ..................................................    (292,782)     (74,706)     (120,408)
  Loans .......................................................     (48,745)     (43,806)      (12,984)
  Cost of insurance and administrative expense
    (note 3) ..................................................    (625,045)    (475,456)     (336,646)
  Transfer gain (loss) and transfer fees ......................       3,459       21,702        18,395
 Interfund transfers ..........................................     111,431      662,909       643,935
                                                                 ----------    ---------      --------
Increase (decrease) in net assets from capital transactions....     671,672    1,202,408     1,093,369
                                                                 ----------    ---------     ---------
Increase (decrease) in net assets .............................   1,315,496    2,176,774     1,410,186
Net assets at beginning of year ...............................   5,397,592    3,220,818     1,810,632
                                                                 ----------    ---------     ---------
Net assets at end of year .....................................  $6,713,088    5,397,592     3,220,818
                                                                 ==========    =========     =========



                                                                   VARIABLE INSURANCE PRODUCTS FUND
                                                                ---------------------------------------
                                                                           GROWTH PORTFOLIO
                                                                ---------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                    1998         1997          1996
                                                                ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income ........................................  $ 661,458      105,204       188,077
 Net realized gain ............................................    728,950      193,439       342,839
 Unrealized appreciation (depreciation) on investments ........    630,736      566,792      (104,224)
                                                                   -------      -------      --------
Increase in net assets from operations ........................  2,021,144      865,435       426,692
                                                                 ---------      -------      --------
From capital transactions:
 Net premiums .................................................  1,067,020    1,063,353       928,744
 Loan interest ................................................     (3,767)        (786)         (476)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ..............................................     (2,159)     (12,511)      (24,929)
  Surrenders ..................................................   (303,094)    (119,903)     (179,684)
  Loans .......................................................    (67,251)    (102,452)      (72,457)
  Cost of insurance and administrative expense
    (note 3) ..................................................   (550,302)    (468,850)     (419,528)
  Transfer gain (loss) and transfer fees ......................    (32,108)        (321)       34,069
 Interfund transfers ..........................................    735,023      127,136       (78,376)
                                                                 ---------    ---------      --------
Increase (decrease) in net assets from capital transactions....    843,362      485,666       187,363
                                                                 ---------    ---------      --------
Increase (decrease) in net assets .............................  2,864,506    1,351,101       614,055
Net assets at beginning of year ...............................  4,961,747    3,610,646     2,996,591
                                                                 ---------    ---------     ---------
Net assets at end of year ..................................... $7,826,253    4,961,747     3,610,646
                                                                 =========    =========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                        VARIABLE INSURANCE
                                                                    PRODUCTS FUND (CONTINUED)
                                                             ----------------------------------------
                                                                        OVERSEAS PORTFOLIO
                                                             ----------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                  1998         1997          1996
                                                             ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................  $  124,222      143,155        25,110
 Net realized gain .........................................      98,578       95,087        39,291
 Unrealized appreciation (depreciation) on investments .....      (8,287)     (45,710)      126,664
                                                              ----------      -------       -------
    Increase in net assets from operations .................     214,513      192,532       191,065
                                                              ----------      -------       -------
From capital transactions:
 Net premiums ..............................................     357,948      366,213       455,202
 Loan interest .............................................      (1,149)        (656)          (10)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................          --         (264)       (3,636)
  Surrenders ...............................................     (94,164)     (78,977)      (76,054)
  Loans ....................................................     (10,363)     (29,580)      (29,577)
  Cost of insurance and administrative expense
    (note 3) ...............................................    (172,299)    (181,619)     (199,651)
  Transfer gain (loss) and transfer fees ...................       3,188        2,923         5,668
 Transfers (to) from the Guarantee Account .................          --           --            --
 Interfund transfers .......................................       7,063     (292,022)       (2,943)
                                                              ----------     --------      --------
    Increase (decrease) in net assets from capital
     transactions ..........................................      90,224     (213,982)      148,999
                                                              ----------     --------      --------
Increase (decrease) in net assets ..........................     304,737      (21,450)      340,064
Net assets at beginning of period ..........................   1,739,180    1,760,630     1,420,566
                                                              ----------    ---------     ---------
Net assets at end of period ................................  $2,043,917    1,739,180     1,760,630
                                                              ==========    =========     =========



                                                                        VARIABLE INSURANCE
                                                                         PRODUCTS FUND II
                                                             ----------------------------------------
                                                                     ASSET MANAGER PORTFOLIO
                                                             ----------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                  1998          1997         1996
                                                             ------------- ------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................   $496,918       390,988      163,748
 Net realized gain .........................................      58,132        68,861      105,006
 Unrealized appreciation (depreciation) on investments .....      32,734       222,652       98,064
                                                                 -------       -------      -------
    Increase in net assets from operations .................     587,784       682,501      366,818
                                                                 -------       -------      -------
From capital transactions:
 Net premiums ..............................................     513,149       644,004      695,446
 Loan interest .............................................        (263)         (381)         (44)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................      (4,354)           --      (22,120)
  Surrenders ...............................................    (197,464)     (122,367)    (107,389)
  Loans ....................................................     (31,787)      (29,206)          70
  Cost of insurance and administrative expense
    (note 3) ...............................................    (311,542)     (329,030)    (341,676)
  Transfer gain (loss) and transfer fees ...................         689        12,971          (36)
 Transfers (to) from the Guarantee Account .................          --            --           --
 Interfund transfers .......................................     (89,254)      430,161     (462,667)
                                                                --------      --------     --------
    Increase (decrease) in net assets from capital
     transactions ..........................................    (120,826)      606,152     (238,416)
                                                                --------      --------     --------
Increase (decrease) in net assets ..........................     466,958     1,288,653      128,402
Net assets at beginning of period ..........................   4,169,405     2,880,752    2,752,350
                                                               ---------     ---------    ---------
Net assets at end of period ................................  $4,636,363     4,169,405    2,880,752
                                                               =========     =========    =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998


                                           VARIABLE INSURANCE PRODUCTS FUND II
                                        -----------------------------------------
                                                  CONTRAFUND PORTFOLIO
                                        -----------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                             1998          1997          1996
                                        ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......  $  104,490        22,586        (1,644)
 Net realized gain ....................     228,313       198,947        14,028
 Unrealized appreciation
  (depreciation) on investments .......     398,426       135,687       119,895
                                         ----------       -------       -------
   Increase in net assets from
    operations ........................     731,229       357,220       132,279
                                         ----------       -------       -------
From capital transactions:
 Net premiums .........................     947,585       617,546       331,802
 Loan interest ........................        (583)         (140)          107
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits ......................      (3,241)       (5,439)           --
  Surrenders ..........................    (118,374)      (90,538)       (8,625)
  Loans ...............................     (45,386)      (13,250)       (4,921)
  Cost of insurance and adminis-
   trative expense (note 3) ...........    (322,452)     (207,378)      (91,674)
  Transfer gain (loss) and
   transfer fees ......................      26,399        17,537         1,153
 Transfers (to) from the Guarantee
  Account .............................        (102)           --            --
 Interfund transfers ..................     403,462       292,298       398,084
                                         ----------      --------       -------
  Increase (decrease) in net
   assets from capital
   transactions .......................     887,308       610,636       625,926
                                         ----------      --------       -------
Increase (decrease) in net assets .....   1,618,537       967,856       758,205
Net assets at beginning of period .....   2,013,323     1,045,467       287,262
                                         ----------     ---------       -------
Net assets at end of period ...........  $3,631,860     2,013,323     1,045,467
                                         ==========     =========     =========



                                                   VARIABLE INSURANCE PRODUCTS FUND III
                                        ----------------------------------------------------------
                                                                          GROWTH OPPORTUNITIES
                                          GROWTH & INCOME PORTFOLIO            PORTFOLIO
                                        ----------------------------- ----------------------------
                                                         PERIOD FROM                  PERIOD FROM
                                                           MAY 30,                      MAY 30,
                                          YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             1998           1997           1998           1997
                                        -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......     $(1,066)          (45)          2,450          (148)
 Net realized gain ....................       2,566         1,642           3,612           472
 Unrealized appreciation
  (depreciation) on investments .......      59,468        (1,102)         35,308         3,433
                                             ------        ------          ------         -----
   Increase in net assets from
    operations ........................      60,968           495          41,370         3,757
                                             ------        ------          ------         -----
From capital transactions:
 Net premiums .........................     202,919         5,448          71,954         6,899
 Loan interest ........................          --            --             (31)           --
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits ......................          --            --              --            --
  Surrenders ..........................      (2,976)           --            (448)           --
  Loans ...............................       2,468            --          (6,446)           --
  Cost of insurance and adminis-
   trative expense (note 3) ...........     (31,238)       (1,504)        (24,940)       (1,447)
  Transfer gain (loss) and
   transfer fees ......................       4,369         1,159             976           860
 Transfers (to) from the Guarantee
  Account .............................          --            --              --            --
 Interfund transfers ..................     125,535        41,761         132,314        61,508
                                            -------        ------         -------        ------
  Increase (decrease) in net
   assets from capital
   transactions .......................     301,077        46,864         173,379        67,820
                                            -------        ------         -------        ------
Increase (decrease) in net assets .....     362,045        47,359         214,749        71,577
Net assets at beginning of period .....      47,359            --          71,577            --
                                            -------        ------         -------        ------
Net assets at end of period ...........   $ 409,404        47,359         286,326        71,577
                                            =======        ======         =======        ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                          ----------------------------------------------------------------------------------------
                                               BALANCED PORTFOLIO              BOND PORTFOLIO               GROWTH PORTFOLIO
                                          ----------------------------- ----------------------------- ----------------------------
                                           PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                           DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                               1997           1996           1997           1996           1997           1996
                                          -------------- -------------- -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..................  $    14,587       39,731           4,202          6,487         10,476        12,575
 Net realized gain (loss) ...............       36,568        4,564            (162)            38         37,624         4,264
 Unrealized appreciation
  (depreciation) on investments .........      (14,898)     (28,989)            (48)        (3,678)       (18,849)       (6,024)
                                           -----------      -------           -----         ------        -------        ------
    Increase in net assets from
     operations .........................       36,257       15,306           3,992          2,847         29,251        10,815
                                           -----------      -------           -----         ------        -------        ------
From capital transactions:
 Net premiums ...........................          321           --              --             --            578            30
 Loan interest ..........................          (32)            (7)           --             --           (111)         (118)
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits ........................           --      (16,809)             --             --             --            --
  Surrenders ............................      (12,775)      (3,543)            (61)            --         (3,450)           --
  Loans .................................       (1,513)          --              --             --         (1,168)       (4,361)
  Cost of insurance and adminis-
    trative expense (note 3) ............      (11,724)     (16,515)         (1,655)        (3,975)        (6,896)       (8,829)
  Transfer gain (loss) and transfer
    fees ................................         (153)        (143)         (1,438)           (55)         2,241           273
 Interfund transfers ....................     (254,395)     (26,358)        (80,382)       (11,128)      (154,994)      (24,783)
                                           -----------      ---------       -------        -------       --------       -------
  Decrease in net assets from capital
    transactions ........................     (280,271)     (63,375)        (83,536)       (15,158)      (163,800)      (37,788)
                                           -----------      ---------       -------        -------       --------       -------
Decrease in net assets ..................     (244,014)     (48,069)        (79,544)       (12,311)      (134,549)      (26,973)
Net assets at beginning of year .........      244,014      292,083          79,544         91,855        134,549       161,522
                                           -----------      ---------       -------        -------       --------       -------
Net assets at end of year ...............  $        --      244,014              --         79,544             --       134,549
                                           ===========      =========       =======        =======       ========       =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                  FEDERATED INVESTORS INSURANCE SERIES
                                                                  -------------------------------------
                                                                        AMERICAN LEADERS FUND II
                                                                  -------------------------------------
                                                                                           PERIOD FROM
                                                                                            AUGUST 14,
                                                                                             1996 TO
                                                                  YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                                                      1998        1997         1996
                                                                  ----------- ----------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..........................................  $   7,659         35          7
 Net realized gain (loss) .......................................       (245)       598          4
 Unrealized appreciation (depreciation) on investments ..........     22,437      3,025         29
                                                                   ---------      -----         ---
    Increase in net assets from operations ......................     29,851      3,658         40
                                                                   ---------      -----         ---
From capital transactions:
 Net premiums ...................................................    161,541     26,104        941
 Loan interest ..................................................         25         --         --
 Transfers (to) from the general account of Life of Virginia:
  Surrenders ....................................................     (6,132)        --         --
  Loans .........................................................     (1,072)        --         --
  Cost of insurance (note 3) ....................................    (31,404)    (3,533)      (101)
  Transfer gain (loss) and transfer fees ........................     (1,069)        46         (1)
 Interfund transfers ............................................    120,045     17,684       1,391
                                                                   ---------     ------       ------
    Increased in net assets from capital transactions ...........    241,934     40,301       2,230
                                                                   ---------     ------       ------
Increase in net assets ..........................................    271,785     43,959       2,270
Net assets at beginning of period ...............................     46,229      2,270         --
                                                                   ---------     ------       ------
Net assets at end of period .....................................  $ 318,014     46,229       2,270
                                                                   =========     ======       ======



                                                                  FEDERATED INVESTORS INSURANCE SERIES
                                                                  ------------------------------------
                                                                       HIGH INCOME BOND FUND II
                                                                  -----------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                      1998        1997        1996
                                                                  ----------- ----------- -----------
Increase (decrease) in net assets
From operations:
 Net investment income ..........................................   $ 3,028       2,963       1,465
 Net realized gain (loss) .......................................     1,890         836          51
 Unrealized appreciation (depreciation) on investments ..........    (3,246)      5,274       1,038
                                                                     ------       -----       -----
    Increase in net assets from operations ......................     1,672       9,073       2,554
                                                                     ------       -----       -----
From capital transactions:
 Net premiums ...................................................    76,550      41,464      18,547
 Loan interest ..................................................        60          --          --
 Transfers (to) from the general account of Life of Virginia:
  Surrenders ....................................................    (3,973)         --          --
  Loans .........................................................    (3,721)     (3,068)         --
  Cost of insurance (note 3) ....................................   (21,339)     (9,342)     (3,746)
  Transfer gain (loss) and transfer fees ........................       (94)        332         362
 Interfund transfers ............................................    16,748      20,749       9,630
                                                                    -------      ------      ------
    Increased in net assets from capital transactions ...........    64,231      50,135      24,793
                                                                    -------      ------      ------
Increase in net assets ..........................................    65,903      59,208      27,347
Net assets at beginning of period ...............................    94,806      35,598       8,251
                                                                    -------      ------      ------
Net assets at end of period .....................................  $160,709      94,806      35,598
                                                                    =======      ======      ======


                                                                     FEDERATED INVESTORS INSURANCE SERIES
                                                                   ----------------------------------------
                                                                               UTILITY FUND II
                                                                   ----------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                       1998           1997          1996
                                                                   ------------   ------------   ----------
Increase (decrease) in net assets
From operations:
 Net investment income .........................................    $  10,400          4,069        1,919
 Net realized gain (loss) ......................................        5,077          1,782        2,332
 Unrealized appreciation (depreciation) on investments .........       11,499         25,287          700
                                                                    ---------         ------        -----
    Increase in net assets from operations .....................       26,976         31,138        4,951
                                                                    ---------         ------        -----
From capital transactions:
 Net premiums ..................................................       81,174         43,641       27,264
 Loan interest .................................................            7             --           --
 Transfers (to) from the general account of Life of Virginia:
  Surrenders ...................................................       (2,124)            --          (60)
  Loans ........................................................         (315)            --           --
  Cost of insurance (note 3) ...................................      (19,854)       (10,455)      (6,249)
  Transfer gain (loss) and transfer fees .......................         (312)          (196)        (372)
 Interfund transfers ...........................................         (910)        11,808          236
                                                                    ---------        -------       ------
    Increase in net assets from capital transactions ...........       57,666         44,798       20,819
                                                                    ---------        -------       ------
Increase in net assets .........................................       84,642         75,936       25,770
Net assets at beginning of period ..............................      163,276         87,340       61,570
                                                                    ---------        -------       ------
Net assets at end of period ....................................    $ 247,918        163,276       87,340
                                                                    =========        =======       ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                      ALGER AMERICAN FUND
                                                             --------------------------------------
                                                                      SMALL CAP PORTFOLIO
                                                             --------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                  1998         1997         1996
                                                             ------------- ------------ -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................  $  113,203       17,639      (1,157)
 Net realized gain (loss) ..................................     (65,245)     109,665       4,156
 Unrealized appreciation (depreciation) on investments .....     102,269      (21,855)     (4,745)
                                                              ----------      -------      ------
    Increase (decrease) in net assets from operations ......     150,227      105,449      (1,746)
                                                              ----------      -------      ------
From capital transactions:
 Net premiums ..............................................     367,472      293,677     151,593
 Loan interest .............................................          94        1,571      (3,345)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................        (743)          --          --
  Surrenders ...............................................     (24,987)      (3,177)     (1,160)
  Loans ....................................................     (29,830)      (3,833)    (13,496)
  Cost of insurance (note 3) ...............................    (108,923)     (88,074)    (37,209)
  Transfer gain (loss) and transfer fees ...................       8,000       22,932       9,170
 Interfund transfers .......................................     (11,610)      69,375     281,412
                                                              ----------      -------     -------
    Increase in net assets from capital transactions .......     199,473      292,471     386,965
                                                              ----------      -------     -------
Increase (decrease) in net assets ..........................     349,700      397,920     385,219
Net assets at beginning of period ..........................     819,695      421,775      36,556
                                                              ----------      -------     -------
Net assets at end of period ................................  $1,169,395      819,695     421,775
                                                              ==========      =======     =======



                                                                       ALGER AMERICAN FUND
                                                             ----------------------------------------
                                                                         GROWTH PORTFOLIO
                                                             ----------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                  1998         1997          1996
                                                             ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................    $151,139        2,666         1,465
 Net realized gain (loss) ..................................      60,482      103,893         1,107
 Unrealized appreciation (depreciation) on investments .....     293,124      100,012        (1,956)
                                                                 -------      -------        ------
    Increase (decrease) in net assets from operations ......     504,745      206,571           616
                                                                 -------      -------        ------
From capital transactions:
 Net premiums ..............................................     322,362      338,476       180,079
 Loan interest .............................................          79          578            31
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................        (828)          --            --
  Surrenders ...............................................    (132,389)     (17,220)       (1,243)
  Loans ....................................................      10,255       (5,609)         (956)
  Cost of insurance (note 3) ...............................    (130,212)    (109,328)      (34,162)
  Transfer gain (loss) and transfer fees ...................       6,290      (92,300)        6,248
 Interfund transfers .......................................     381,092     (862,640)    1,232,717
                                                                --------     --------     ---------
    Increase in net assets from capital transactions .......     456,649     (748,043)    1,382,714
                                                                --------     --------     ---------
Increase (decrease) in net assets ..........................     961,394     (541,472)    1,383,330
Net assets at beginning of period ..........................     865,112    1,406,584        23,254
                                                                --------    ---------     ---------
Net assets at end of period ................................  $1,826,506      865,112     1,406,584
                                                               =========    =========     =========


                                                                                  PBHG INSURANCE SERIES FUND
                                                                  ----------------------------------------------------------
                                                                   LARGE CAP GROWTH PORTFOLIO       GROWTH II PORTFOLIO
                                                                  ----------------------------- ----------------------------
                                                                                   PERIOD FROM                  PERIOD FROM
                                                                                     MAY 30,                      MAY 30,
                                                                    YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                       1998           1997           1998           1997
                                                                  -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................    $   (327)          (63)          (239)           (43)
 Net realized gain (loss) .......................................       3,310           584           (197)            34
 Unrealized appreciation (depreciation) on investments ..........      13,650            92          8,666           (142)
                                                                     --------           ---          -----           ----
    Increase (decrease) in net assets from operations ...........      16,633           613          8,230           (151)
                                                                     --------           ---          -----           ----
From capital transactions:
 Net premiums ...................................................      38,098         4,425         19,247         10,354
 Loan interest ..................................................          15            --             --             --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................          --            --             --             --
  Surrenders ....................................................        (949)         (181)          (286)            --
  Loans .........................................................      (6,899)           --             --             --
  Cost of insurance (note 3) ....................................      (9,007)       (1,384)        (8,107)        (1,598)
  Transfer gain (loss) and transfer fees ........................        (239)          401         (1,497)           (24)
 Interfund transfers ............................................      14,195        22,634         30,191         12,519
                                                                     --------        ------         ------         ------
    Increase in net assets from capital transactions ............      35,214        25,895         39,548         21,251
                                                                     --------        ------         ------         ------
Increase (decrease) in net assets ...............................      51,847        26,508         47,778         21,100
Net assets at beginning of period ...............................      26,508            --         21,100             --
                                                                     --------        ------         ------         ------
Net assets at end of period .....................................    $ 78,355        26,508         68,878         21,100
                                                                     ========        ======         ======         ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                       JANUS ASPEN SERIES
                                                                  AGGRESSIVE GROWTH PORTFOLIO
                                                            ----------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                 1998         1997          1996
                                                            ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..........................  $  (13,622)     (10,376)        2,991
 Net realized gain ........................................     171,826      202,593        49,684
 Unrealized appreciation (depreciation) on investments.....     488,613      (21,456)       (6,584)
                                                             ----------      -------        ------
    Increase in net assets from operations ................     646,817      170,761        46,091
                                                             ----------      -------        ------
From capital transactions:
 Net premiums .............................................     624,199      525,446       440,252
 Loan interest ............................................         113       (1,809)           50
 Transfers (to) from the general account of Life of
  Virginia: ...............................................
  Death benefits ..........................................        (826)          --          (155)
  Surrenders ..............................................    (129,710)     (39,796)      (55,525)
  Loans ...................................................     (41,049)      (7,351)       (9,797)
  Cost of insurance and administrative expense
    (note 3) ..............................................    (220,183)    (186,650)     (128,435)
  Transfer gain (loss) and transfer fees ..................      18,812       45,321         5,450
 Transfers (to) from the Guarantee Account ................          --           --            --
 Interfund transfers ......................................    (391,359)     436,211       161,707
                                                             ----------     --------      --------
    Increase (decrease) in net assets from capital
     transactions .........................................    (140,003)     771,372       413,547
                                                             ----------     --------      --------
Increase in net assets ....................................     506,814      942,133       459,638
Net assets at beginning of period .........................   2,025,192    1,083,059       623,421
                                                             ----------    ---------      --------
Net assets at end of period ...............................  $2,532,006    2,025,192     1,083,059
                                                             ==========    =========     =========



                                                                       JANUS ASPEN SERIES
                                                                        GROWTH PORTFOLIO
                                                            ----------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                 1998         1997          1996
                                                            ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..........................   $ 129,924       35,936        16,388
 Net realized gain ........................................     115,203       94,811        21,606
 Unrealized appreciation (depreciation) on investments.....     576,941      155,268        67,602
                                                                -------      -------        ------
    Increase in net assets from operations ................     822,068      286,015       105,596
                                                                -------      -------       -------
From capital transactions:
 Net premiums .............................................     731,597      531,252       350,437
 Loan interest ............................................         114          514            59
 Transfers (to) from the general account of Life of
  Virginia: ...............................................
  Death benefits ..........................................        (857)          --          (151)
  Surrenders ..............................................    (112,392)     (19,282)      (67,362)
  Loans ...................................................      (5,077)     (17,285)       (5,035)
  Cost of insurance and administrative expense
    (note 3) ..............................................    (247,297)    (173,865)      (88,814)
  Transfer gain (loss) and transfer fees ..................         537        8,623         5,548
 Transfers (to) from the Guarantee Account ................          --           --            --
 Interfund transfers ......................................     208,382      231,416       454,994
                                                               --------     --------       -------
    Increase (decrease) in net assets from capital
     transactions .........................................     575,007      561,373       649,676
                                                               --------     --------       -------
Increase in net assets ....................................   1,397,075      847,388       755,272
Net assets at beginning of period .........................   1,960,998    1,113,610       358,338
                                                              ---------    ---------       -------
Net assets at end of period ...............................  $3,358,073    1,960,998     1,113,610
                                                              =========    =========     =========


                                                                               JANUS ASPEN SERIES
                                                                           WORLDWIDE GROWTH PORTFOLIO
                                                                     ---------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                          1998         1997         1996
                                                                     ------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...................................  $  124,570       19,700       11,083
 Net realized gain .................................................     233,014       89,852      102,324
 Unrealized appreciation (depreciation) on investments .............     623,292      251,916       66,974
                                                                      ----------      -------      -------
    Increase in net assets from operations .........................     980,876      361,468      180,381
                                                                      ----------      -------      -------
From capital transactions:
 Net premiums ......................................................   1,375,973      822,511      381,650
 Loan interest .....................................................        (462)         740          270
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ...................................................      (1,493)          --           --
  Surrenders .......................................................    (169,492)     (35,503)     (40,322)
  Loans ............................................................     (55,021)     (11,414)     (19,483)
  Cost of insurance and administrative expense (note 3) ............    (464,790)    (279,525)    (115,529)
  Transfer gain (loss) and transfer fees ...........................         552        3,261        8,504
 Transfers (to) from the Guarantee Account .........................        (100)          --           --
 Interfund transfers ...............................................     355,363      795,994      610,432
                                                                      ----------     --------     --------
    Increase (decrease) in net assets from capital transactions ....   1,040,530    1,296,064      825,522
                                                                      ----------    ---------     --------
Increase in net assets .............................................   2,021,406    1,657,532    1,005,903
Net assets at beginning of period ..................................   3,078,819    1,421,287      415,384
                                                                      ----------    ---------    ---------
Net assets at end of period ........................................  $5,100,225    3,078,819    1,421,287
                                                                      ==========    =========    =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                      JANUS ASPEN SERIES (CONTINUED)
                                                                            BALANCED PORTFOLIO
                                                                  ---------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                       1998          1997        1996
                                                                  -------------- ----------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................   $   36,384       9,947        2,566
 Net realized gain ..............................................       24,529       8,229        2,098
 Unrealized appreciation (depreciation) on investments ..........      216,533      41,009       14,575
                                                                    ----------      ------       ------
    Increase in net assets from operations ......................      277,446      59,185       19,239
                                                                    ----------      ------       ------
From capital transactions:
 Net premiums ...................................................      389,374      73,161       19,054
 Loan interest ..................................................          (51)          6           --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................           --          --           --
  Surrenders ....................................................       (8,613)     (6,904)          --
  Loans .........................................................      (17,190)       (577)          --
  Cost of insurance (note 3) ....................................     (100,651)    (31,146)     (11,055)
  Transfer gain (loss) and transfer fees ........................        3,680         305        1,193
 Interfund transfers ............................................      143,125     369,258       63,919
                                                                    ----------     -------      -------
    Increase in net assets from capital transactions ............      409,674     404,103       73,111
                                                                    ----------     -------      -------
Increase in net assets ..........................................      687,120     463,288       92,350
Net assets at beginning of period ...............................      632,064     168,776       76,426
                                                                    ----------     -------      -------
Net assets at end of period .....................................   $1,319,184     632,064      168,776
                                                                    ==========     =======      =======



                                                                    JANUS ASPEN SERIES (CONTINUED)
                                                                      FLEXIBLE INCOME PORTFOLIO
                                                                  ----------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                                      1998         1997       1996
                                                                  ------------ ------------ --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................     $4,036        3,252      507
 Net realized gain ..............................................      1,687          305       13
 Unrealized appreciation (depreciation) on investments ..........        (74)          72       83
                                                                       -----        -----      ---
    Increase in net assets from operations ......................      5,649        3,629      603
                                                                       -----        -----      ---
From capital transactions:
 Net premiums ...................................................     44,607       40,176    3,048
 Loan interest ..................................................         --           --       --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................     (1,195)          --       --
  Surrenders ....................................................       (908)          --       --
  Loans .........................................................         --           --       --
  Cost of insurance (note 3) ....................................    (16,727)     (10,448)    (840)
  Transfer gain (loss) and transfer fees ........................       (213)         271        1
 Interfund transfers ............................................     (2,619)      28,139    6,026
                                                                     -------      -------    -----
    Increase in net assets from capital transactions ............     22,945       58,138    8,235
                                                                     -------      -------    -----
Increase in net assets ..........................................     28,594       61,767    8,838
Net assets at beginning of period ...............................     70,650        8,883       45
                                                                     -------      -------    -----
Net assets at end of period .....................................    $99,244       70,650    8,883
                                                                     =======      =======    =====


                                                                                JANUS ASPEN SERIES (CONTINUED)
                                                             --------------------------------------------------------------------
                                                                                                         CAPITAL APPRECIATION
                                                                 INTERNATIONAL GROWTH PORTFOLIO               PORTFOLIO
                                                             --------------------------------------- ----------------------------
                                                                                        PERIOD FROM                  PERIOD FROM
                                                                                          JULY 9,                      MAY 21,
                                                                                          1996 TO      YEAR ENDED      1997 TO
                                                             YEAR ENDED DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1998        1997          1996           1998           1997
                                                             ----------- ------------ -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................  $   8,665         274           96          (1,219)          (7)
 Net realized gain .........................................     40,482       5,037          152          28,363          106
 Unrealized appreciation (depreciation) on investments .....     16,463      16,037        1,040          45,429          697
                                                              ---------      ------        -----          ------        -----
    Increase in net assets from operations .................     65,610      21,348        1,288          72,573          796
                                                              ---------      ------        -----          ------        -----
From capital transactions:
 Net premiums ..............................................    375,304     137,587       19,750         106,588        1,504
 Loan interest .............................................          8           7           --             300           --
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................       (645)         --           --              --           --
  Surrenders ...............................................    (19,180)     (3,539)          --            (374)          --
  Loans ....................................................       (432)       (462)          --              --           --
  Cost of insurance (note 3) ...............................    (76,148)    (30,132)      (1,705)        (25,927)      (1,135)
  Transfer gain (loss) and transfer fees ...................      2,743       1,187          (43)         (8,962)           4
 Interfund transfers .......................................    168,918     140,874       34,648          79,406        7,451
                                                              ---------     -------       ------         -------      --------
  Increase in net assets from capital transactions .........    450,568     245,522       52,650         151,031        7,824
                                                              ---------     -------       ------         -------      --------
Increase in net assets .....................................    516,178     266,870       53,938         223,604        8,620
Net assets at beginning of period ..........................    320,808      53,938           --           8,620           --
                                                              ---------     -------       ------         -------      --------
Net assets at end of period ................................  $ 836,986     320,808       53,938         232,224        8,620
                                                              =========     =======       ======         =======      ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                          GOLDMAN SACHS          SALOMON BROTHERS
                                                                       VARIABLE INSURANCE        VARIABLE SERIES
                                                                           TRUST FUND                BROTHERS
                                                                  ----------------------------- -----------------
                                                                    GROWTH AND       MID CAP
                                                                      IMCOME         EQUITY         INVESTORS
                                                                       FUND           FUND             FUND
                                                                  -------------- -------------- -----------------
                                                                    PERIOD FROM    PERIOD FROM     PERIOD FROM
                                                                    OCTOBER 1,     AUGUTST 28,     DECEMBER 8,
                                                                      1998 TO        1998 TO         1998 TO
                                                                   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                       1998           1998             1998
                                                                  -------------- -------------- -----------------
Increase in net assets
From operations:
 Net investment income ..........................................    $   76             291               5
 Net realized gain ..............................................       120           3,047              --
 Unrealized appreciation on investments .........................       496           2,320              53
                                                                     -------          -----              --
    Increase in net assets from operations ......................       692           5,658              58
                                                                     -------          -----              --
From capital transactions:
 Net premiums ...................................................     9,253           6,190              --
 Loan interest ..................................................        --              --              --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................        --              --              --
   Surrenders ...................................................        --              --              --
   Loans ........................................................        --              --              --
   Cost of insurance (note 3) ...................................      (294)         (1,091)             --
   Transfer gain (loss) and transfer fees .......................          (2)       (3,036)             --
 Interfund transfers ............................................       784          85,487           1,472
                                                                     --------        ------           -----
    Increase in net assets from capital transactions ............     9,741          87,550           1,472
                                                                     --------        ------           -----
Increase in net assets ..........................................    10,433          93,208           1,530
Net assets at beginning of period ...............................        --              --              --
                                                                     --------        ------           -----
Net assets at end of period .....................................    $10,433         93,208           1,530
                                                                     ========        ======           =====

                See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                         NOTES TO FINANCIAL STATEMENTS


                               DECEMBER 31, 1998


(1) DESCRIPTION OF ENTITY

     Life of Virginia Separate Account II (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Company. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Company ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company
(GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

     In October 1998, three new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund. All designated portfolios described above are series type mutual funds. There were no amounts issued in either the Strategic Bond or Total Return Funds during 1998.

     In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity and Growth and Income Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust Fund. All designated portfolios described above are series type mutual funds.

     In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

     On December 12, 1997, the Account added the GE Investments Funds, Inc. -- Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:



   BEFORE THE SUBSTITUTION                                 AFTER THE SUBSTITUTION
   Shares of Money Market Portfolio -- Variable            Shares of Money Market Fund -- GE Investments
   Insurance Products Fund                                 Funds, Inc.
   Shares of Money Fund -- Oppenheimer Variable            Shares of Money Market Fund -- GE Investments
   Account Funds                                           Funds, Inc.
   Shares of Government Securities Fund -- GE              Shares of Income Fund -- GE Investments Funds,
   Investments Funds, Inc.                                 Inc.
   Shares of Bond Portfolio -- Neuberger & Berman          Shares of Income Fund -- GE Investments Funds,
   Advisers Management Trust                               Inc.
   Shares of High Income Portfolio -- Variable             Shares of High Income Fund -- Oppenheimer
   Insurance Products Fund                                 Variable Account Funds
   Shares of Growth Portfolio -- Neuberger & Berman        Shares of Growth Portfolio Fund -- Variable
   Advisers Management Trust                               Insurance Products Fund
   Shares of Balanced Portfolio -- Neuberger &             Shares of Balanced Portfolio -- Janus Aspen Series
   Berman Advisers Management Trust

     The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(1) DESCRIPTION OF ENTITY -- Continued

     In May 1996, two new investment subdivisions were added to the Account. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     (A) UNIT CLASS

     There are two unit classes included in the Account. Type I units are sold under policy form P1096. Type II units are sold under policy form P1250. Type II unit sales began in the first half of 1998.


     (B) INVESTMENTS

     Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1998, were:



                                          COST OF        PROCEEDS
                                           SHARES          FROM
FUND/PORTFOLIO                            ACQUIRED      SHARES SOLD
------------------------------------   -------------   ------------
GE Investments Funds, Inc.:
 S&P 500 Index .....................    $ 3,001,928      1,950,617
 Money Market ......................     20,447,560     18,763,023
 Total Return ......................      1,526,036      1,126,013
 International Equity ..............         59,529         26,632
 Real Estate Securities ............        413,138        190,221
 Global Income .....................         77,882         54,911
 Value Equity ......................        233,238         44,064
 Income ............................        143,810         96,065
 U.S. Equity .......................         49,918          2,396
Oppenheimer Variable Account Funds:
 Bond ..............................        254,506        105,950
 Capital Appreciation ..............      1,499,751      1,136,187
 Growth ............................      1,185,556        589,091
 High Income .......................        724,376        437,362
 Multiple Strategies ...............        319,140        138,265
Variable Insurance Products Fund:
 Equity-Income .....................      2,782,789      1,747,261
 Growth ............................      9,144,085      7,631,479
 Overseas ..........................      1,372,610      1,151,585
Variable Insurance Products Fund II:
 Asset Manager .....................      1,141,340        756,012
 Contrafund ........................      3,136,522      2,123,389

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                             COST OF       PROCEEDS
                                             SHARES          FROM
FUND/PORTFOLIO                              ACQUIRED      SHARES SOLD
---------------------------------------   ------------   ------------
Variable Insurance Products Fund III:
 Growth & Income ......................    $  346,986        57,187
 Growth Opportunities .................       263,696        85,715
Federated Insurance Series:
 Utility Fund II ......................       102,720        41,553
 High Income Bond Fund II .............       139,424        70,243
 American Leaders Fund II .............       363,976       113,117
The Alger American Fund:
 Small Cap ............................       799,877       451,283
 Growth ...............................     1,040,147       425,372
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth ................        75,194        38,532
 PBHG Growth II .......................        76,900        35,458
Janus Aspen Series:
 Aggressive Growth ....................     2,561,005     2,643,692
 Growth ...............................     1,411,018       696,272
 Worldwide Growth .....................     2,664,473     1,479,862
 Balanced .............................       663,282       238,577
 Flexible Income ......................       110,072        82,610
 International Growth .................     1,537,601     1,073,024
 Capital Appreciation .................     4,295,560     4,141,652
Goldman Sachs Variable Insurance Trust:
 Growth and Income ....................        10,132           306
 Mid Cap Equity .......................        92,136         4,257
Salomon Brothers Variable Series Fund:
 Investors Fund .......................         1,472            --

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (C) CAPITAL TRANSACTIONS

     The increase (decrease) in outstanding units from capital transactions for the years or periods ended December 31, 1998, 1997 and 1996 are as follows:



                                                              GE INVESTMENTS FUNDS, INC.
                                                              --------------------------
                                                                 S&P 500      GOVERMENT
                                                                  INDEX      SECURITIES
                                                                   FUND         FUND
                                                              ------------- ------------
Type I Units:
Units outstanding at December 31, 1995 ......................    41,652         17,289
                                                                 ------         ------
 Net premiums ...............................................    10,935          2,279
 Loan interest ..............................................       (16)            54
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................       (69)            --
   Surrenders ...............................................      (540)          (193)
   Loans ....................................................      (578)          (141)
   Cost of insurance and administrative expenses ............    (5,615)        (1,444)
 Interfund transfers ........................................    10,270         (1,161)
                                                                 ------         ------
Net increase (decrease) in units from capital transactions ..    14,387           (606)
                                                                 ------         ------
Units outstanding at December 31, 1996 ......................    56,039         16,683
                                                                 ------         ------
 Net premiums ...............................................    12,804          1,856
 Loan interest ..............................................       (69)            15
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................    (3,774)            --
   Surrenders ...............................................      (734)          (782)
   Loans ....................................................      (328)          (210)
   Cost of insurance and administrative expenses ............    (6,083)        (1,174)
 Interfund transfers ........................................    24,623        (16,388)
                                                                 ------        -------
Net increase (decrease) in units from capital transactions ..    26,439        (16,683)
                                                                 ------        -------
Units outstanding at December 31, 1997 ......................    82,478             --
                                                                 ------        -------
 Net premiums ...............................................     9,623             --
 Loan interest ..............................................        (7)            --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        --             --
   Surrenders ...............................................        23             --
   Loans ....................................................      (301)            --
   Cost of insurance and administrative expenses ............    (4,258)            --
 Transfers (to) from the Guarantee Account ..................        --             --
 Interfund transfers ........................................    (1,774)            --
                                                                 --------      -------
Net increase (decrease) in units from capital transactions ..     3,306             --
                                                                 --------      -------
Units outstanding at December 31, 1998 ......................    85,784             --
                                                                 ========      =======



                                                                      GE INVESTMENTS FUNDS, INC.
                                                              ------------------------------------------
                                                                  MONEY         TOTAL      INTERNATIONAL
                                                                 MARKET        RETURN         EQUITY
                                                                  FUND          FUND           FUND
                                                              ------------ -------------- --------------
Type I Units:
Units outstanding at December 31, 1995 ......................     94,411      129,923           884
                                                                  ------      -------           ---
 Net premiums ...............................................    364,289        5,129         1,663
 Loan interest ..............................................       (119)          (6)            1
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        (84)        (904)           --
   Surrenders ...............................................       (456)        (503)         (124)
   Loans ....................................................     (3,851)        (249)          (20)
   Cost of insurance and administrative expenses ............    (16,666)     (12,173)         (276)
 Interfund transfers ........................................   (282,823)       4,475           908
                                                                --------      ---------       -----
Net increase (decrease) in units from capital transactions ..     60,290       (4,231)        2,152
                                                                --------      ---------       -----
Units outstanding at December 31, 1996 ......................    154,701      125,692         3,036
                                                                --------      ---------       -----
 Net premiums ...............................................    229,013        6,095         1,752
 Loan interest ..............................................       (196)         (11)           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................     (1,005)        (267)           --
   Surrenders ...............................................       (671)        (523)          (68)
   Loans ....................................................       (330)        (137)          (22)
   Cost of insurance and administrative expenses ............    (17,924)     (12,827)         (414)
 Interfund transfers ........................................   (224,564)        (101)        1,666
                                                                --------      ---------       -----
Net increase (decrease) in units from capital transactions ..    (15,677)      (7,771)        2,914
                                                                --------      ---------       -----
Units outstanding at December 31, 1997 ......................    139,024      117,921         5,950
                                                                --------      ---------       -----
 Net premiums ...............................................    112,037        5,873         1,468
 Loan interest ..............................................        153          (10)           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        (73)        (662)           --
   Surrenders ...............................................     (7,598)        (498)          (35)
   Loans ....................................................     (5,530)        (263)          (51)
   Cost of insurance and administrative expenses ............    (16,515)     (11,632)         (660)
 Transfers (to) from the Guarantee Account ..................         --           --            --
 Interfund transfers ........................................   (103,800)        (210)          740
                                                                --------      ---------       -----
Net increase (decrease) in units from capital transactions ..    (21,326)      (7,402)        1,462
                                                                --------      ---------       -----
Units outstanding at December 31, 1998 ......................    117,698      110,519         7,412
                                                                ========      =========       =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                                     GE INVESTMENTS FUNDS, INC.
                                                                     -----------------------------------------------------------
                                                                      REAL ESTATE    GLOBAL    VALUE
                                                                       SECURITIES    INCOME    EQUITY     INCOME     U.S. EQUITY
                                                                          FUND        FUND      FUND       FUND         FUND
                                                                     ------------- --------- --------- ------------ ------------
Type I Units:
Units outstanding at December 31, 1995 .............................         35         --        --         --           --
                                                                             --         --        --         --           --
 Net premiums ......................................................      1,148         --        --         --           --
 Loan interest .....................................................         --         --        --         --           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --         --        --         --           --
   Surrenders ......................................................        (26)        --        --         --           --
   Loans ...........................................................         --         --        --         --           --
   Cost of insurance and administrative expenses ...................       (142)        --        --         --           --
 Interfund transfers ...............................................        903         --        --         --           --
                                                                          -----         --        --         --           --
Net increase (decrease) in units from capital transactions .........      1,883         --        --         --           --
                                                                          -----         --        --         --           --
Units outstanding at December 31, 1996 .............................      1,918         --        --         --           --
                                                                          -----         --        --         --           --
 Net premiums ......................................................      4,672        128       444         74           --
 Loan interest .....................................................         --         --        --          1           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --         --        --         --           --
   Surrenders ......................................................        (41)        --        --         --           --
   Loans ...........................................................        (51)       (24)       --         --           --
   Cost of insurance and administrative expenses ...................     (1,046)       (37)      (77)      (166)          --
 Interfund transfers ...............................................      5,271        829       661     37,858           --
                                                                         ------        ---       ---     -------          --
Net increase (decrease) in units from capital transactions .........      8,805        896     1,028     37,767           --
                                                                         ------        ---     -----     -------          --
Units outstanding at December 31, 1997 .............................     10,723        896     1,028     37,767           --
                                                                         ------        ---     -----     -------          --
 Net premiums ......................................................      8,323      1,593     2,656      5,943           30
 Loan interest .....................................................         --         --         3         (7)          --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --         --        --         --           --
   Surrenders ......................................................       (201)        --      (211)    (2,891)          --
   Loans ...........................................................        (37)        --       (84)       (66)          --
   Cost of insurance and administrative expenses ...................     (2,557)      (464)     (648)    (3,205)         (22)
 Transfers (to) from the Guarantee Account .........................         --         --        --         --           --
 Interfund transfers ...............................................      1,263        985     2,342      2,659           10
                                                                         ------      -----     -----     --------        ---
Net increase (decrease) in units from capital transactions .........      6,791      2,114     4,058      2,433           18
                                                                         ------      -----     -----     --------        ---
Units outstanding at December 31, 1998 .............................     17,514      3,010     5,086     40,200           18
                                                                         ======      =====     =====     ========        ===

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                           ---------------------------------------
                                                                                       CAPITAL
                                                             MONEY        BOND       APPRECIATION
                                                              FUND        FUND           FUND
                                                           --------- ------------- ---------------
Type I Units:
Units outstanding at December 31, 1995 ...................     806       9,633         49,118
                                                               ---       -----         --------
 Net premiums ............................................      --       4,046          8,958
 Loan interest ...........................................      --          --             --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................      --          --             --
   Surrenders ............................................      --        (241)          (759)
   Loans .................................................      --        (100)            --
   Cost of insurance and administrative expenses .........     (66)     (1,736)        (4,613)
 Interfund transfers .....................................    (695)      1,453         11,095
                                                              ----      ------         --------
Net increase (decrease) in units from capital
 transactions ............................................    (761)      3,422         14,681
                                                              ----      ------         --------
Units outstanding at December 31, 1996 ...................      45      13,055         63,799
                                                              ----      ------         --------
 Net premiums ............................................       6        (539)        20,919
 Loan interest ...........................................      --          --              8
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................      --          --             (8)
   Surrenders ............................................      --         167         (1,104)
   Loans .................................................      --          19         (1,014)
   Cost of insurance and administrative expenses .........     (12)        221         (8,094)
 Interfund transfers .....................................     (39)        114          1,620
                                                              ----      ------         --------
Net increase (decrease) in units from capital
 transactions ............................................     (45)        (18)        12,327
                                                              ----      ------         --------
Units outstanding at December 31, 1997 ...................      --      13,037         76,126
                                                              ----      ------         --------
 Net premiums ............................................      --       4,915         23,331
 Loan interest ...........................................      --          (2)             5
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................      --          --             --
   Surrenders ............................................      --        (776)        (4,257)
   Loans .................................................      --         (59)        (1,894)
   Cost of insurance and administrative expenses .........      --      (1,448)       (10,077)
 Transfers (to) from the Guarantee Account ...............      --          --             (8)
 Interfund transfers .....................................      --       1,572         (2,098)
                                                              ----      --------      ---------
Net increase (decrease) in units from capital
 transactions ............................................      --       4,202          5,002
                                                              ----      --------      ---------
Units outstanding at December 31, 1998 ...................      --      17,239         81,128
                                                              ====      ========      =========



                                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                           -------------------------------------------
                                                                               HIGH         MULTIPLE
                                                               GROWTH         INCOME       STRATEGIES
                                                                FUND           FUND           FUND
                                                           -------------- -------------- -------------
Type I Units:
Units outstanding at December 31, 1995 ...................    30,329         23,001         24,621
                                                              --------       --------       --------
 Net premiums ............................................    16,813          6,706          5,628
 Loan interest ...........................................        (5)            (3)            (1)
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --            (85)          (805)
   Surrenders ............................................    (3,514)          (393)        (8,467)
   Loans .................................................      (230)          (468)           (34)
   Cost of insurance and administrative expenses .........    (6,622)        (2,322)        (2,303)
 Interfund transfers .....................................     7,391          5,754          4,012
                                                              --------       --------       --------
Net increase (decrease) in units from capital
 transactions ............................................    13,833          9,189         (1,970)
                                                              --------       --------       --------
Units outstanding at December 31, 1996 ...................    44,162         32,190         22,651
                                                              --------       --------       --------
 Net premiums ............................................    11,890         10,966          3,690
 Loan interest ...........................................       (14)            --             (4)
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --             --             --
   Surrenders ............................................    (1,783)          (595)        (1,437)
   Loans .................................................      (327)          (766)          (139)
   Cost of insurance and administrative expenses .........    (4,561)        (4,949)        (1,822)
 Interfund transfers .....................................     4,663         11,197           (378)
                                                              --------       --------       --------
Net increase (decrease) in units from capital
 transactions ............................................     9,868         15,853            (90)
                                                              --------       --------       --------
Units outstanding at December 31, 1997 ...................    54,030         48,043         22,561
                                                              --------       --------       --------
 Net premiums ............................................    12,058         11,931          5,523
 Loan interest ...........................................        (8)            (9)            (5)
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --            (88)            --
   Surrenders ............................................    (2,931)        (2,666)          (277)
   Loans .................................................      (232)          (483)          (320)
   Cost of insurance and administrative expenses .........    (5,205)        (5,457)        (2,167)
 Transfers (to) from the Guarantee Account ...............        --             --             --
 Interfund transfers .....................................     1,707          1,100           (457)
                                                              --------       --------       --------
Net increase (decrease) in units from capital
 transactions ............................................     5,389          4,328          2,297
                                                              --------       --------       --------
Units outstanding at December 31, 1998 ...................    59,419         52,371         24,858
                                                              ========       ========       ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                      VARIABLE INSURANCE PRODUCTS
                                                                                 FUND
                                                                     -----------------------------
                                                                          MONEY          HIGH
                                                                         MARKET         INCOME
                                                                        PORTFOLIO      PORTFOLIO
                                                                     -------------- --------------
Type I Units:
Units outstanding at December 31, 1995 .............................     29,874        12,687
                                                                         -------       --------
 Net premiums ......................................................        127            --
 Loan interest .....................................................         (1)           (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --            --
   Surrenders ......................................................     (1,370)       (1,514)
   Loans ...........................................................        (86)         (103)
   Cost of insurance and administrative expenses ...................     (2,125)       (1,273)
 Interfund transfers ...............................................     (6,185)       (1,435)
                                                                         --------      --------
Net increase (decrease) in units from capital transactions .........     (9,640)       (4,326)
                                                                         --------      --------
Units outstanding at December 31, 1996 .............................     20,234         8,361
                                                                         --------      --------
 Net premiums ......................................................         --             6
 Loan interest .....................................................         (2)           (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --            --
   Surrenders ......................................................         --           (83)
   Loans ...........................................................        (67)          (56)
   Cost of insurance and administrative expenses ...................     (1,113)         (571)
 Interfund transfers ...............................................    (19,052)       (7,656)
                                                                        ---------      --------
Net increase (decrease) in units from capital transactions .........    (20,234)       (8,361)
                                                                        ---------      --------
Units outstanding at December 31, 1997 .............................         --            --
                                                                        ---------      --------
 Net premiums ......................................................         --            --
 Loan interest .....................................................         --            --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --            --
   Surrenders ......................................................         --            --
   Loans ...........................................................         --            --
   Cost of insurance and administrative expenses ...................         --            --
 Transfers (to) from the Guarantee Account .........................         --            --
 Interfund transfers ...............................................         --            --
                                                                        ---------      --------
Net increase (decrease) in units from capital transactions .........         --            --
                                                                        ---------      --------
Units outstanding at December 31, 1998 .............................         --            --
                                                                        =========      ========



                                                                          VARIABLE INSURANCE PRODUCTS FUND
                                                                     ------------------------------------------
                                                                         EQUITY-
                                                                          INCOME        GROWTH      OVERSEAS
                                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                     --------------- ----------- --------------
Type I Units:
Units outstanding at December 31, 1995 .............................     64,967         97,450       73,566
                                                                         --------       ------       ------
 Net premiums ......................................................     31,658         34,244       23,922
 Loan interest .....................................................         (2)           (18)          (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................       (758)          (919)        (191)
   Surrenders ......................................................     (4,129)        (6,625)      (3,997)
   Loans ...........................................................       (445)        (2,672)      (1,554)
   Cost of insurance and administrative expenses ...................    (11,544)       (15,468)     (10,492)
 Interfund transfers ...............................................     22,081         (2,890)        (155)
                                                                        ---------      -------      ---------
Net increase (decrease) in units from capital transactions .........     36,861          5,652        7,532
                                                                        ---------      -------      ---------
Units outstanding at December 31, 1996 .............................    101,828        103,102       81,098
                                                                        ---------      -------      ---------
 Net premiums ......................................................     30,443         27,236       14,830
 Loan interest .....................................................         17            (20)         (27)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         (8)          (320)         (11)
   Surrenders ......................................................     (2,046)        (3,071)      (3,198)
   Loans ...........................................................     (1,200)        (2,624)      (1,198)
   Cost of insurance and administrative expenses ...................    (13,023)       (12,010)      (7,354)
 Interfund transfers ...............................................     18,157          3,258      (11,825)
                                                                        ---------      -------      ---------
Net increase (decrease) in units from capital transactions .........     32,340         12,449       (8,783)
                                                                        ---------      -------      ---------
Units outstanding at December 31, 1997 .............................    134,168        115,551       72,315
                                                                        ---------      -------      ---------
 Net premiums ......................................................     33,122         17,733       14,458
 Loan interest .....................................................        (16)           (69)         (49)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................       (107)           (39)          --
   Surrenders ......................................................     (7,257)        (5,525)      (3,976)
   Loans ...........................................................     (1,208)        (1,226)        (438)
   Cost of insurance and administrative expenses ...................    (15,042)        (9,854)      (7,205)
 Transfers (to) from the Guarantee Account .........................         --             --           --
 Interfund transfers ...............................................        477         13,237          250
                                                                        ---------      -------      ---------
Net increase (decrease) in units from capital transactions .........      9,969         14,257        3,040
                                                                        ---------      -------      ---------
Units outstanding at December 31, 1998 .............................    144,137        129,808       75,355
                                                                        =========      =======      =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                                                                    ADVISERS
                                                           VARIABLE INSURANCE            VARIABLE INSURANCE        MANAGEMENT
                                                            PRODUCTS FUND II              PRODUCTS FUND III          TRUST
                                                     ------------------------------- --------------------------- -------------
                                                          ASSET                        GROWTH &       GROWTH
                                                         MANAGER        CONTRAFUND      INCOME    OPPORTUNITIES     BALANCED
                                                        PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                     --------------- --------------- ----------- --------------- -------------
Type I Units:
Units outstanding at December 31, 1995 .............    147,342          20,548             --           --         18,119
                                                        ---------        --------           --           --         -------
 Net premiums ......................................     34,545          22,057             --           --             --
 Loan interest .....................................           (2)            7             --           --             --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................     (1,099)             --             --           --             --
   Surrenders ......................................     (5,334)           (573)            --           --             --
   Loans ...........................................          3            (327)            --           --             --
   Cost of insurance and administrative
    expenses .......................................    (16,972)         (6,094)            --           --         (1,013)
 Interfund transfers ...............................    (22,982)         26,464             --           --         (2,836)
                                                        ---------        --------           --           --         -------
Net increase (decrease) in units from capital
 transactions ......................................    (11,841)         41,534             --           --         (3,849)
                                                        ---------        --------           --           --         -------
Units outstanding at December 31, 1996 .............    135,501          62,082             --           --         14,270
                                                        ---------        --------           --           --         -------
 Net premiums ......................................     30,613          36,387            454          598             17
 Loan interest .....................................        (18)             (8)            --           --             (2)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................         --            (320)            --           --             --
   Surrenders ......................................     (5,817)         (5,335)            --           --           (651)
   Loans ...........................................     (1,388)           (781)            --           --            (77)
   Cost of insurance and administrative
    expenses .......................................    (15,641)        (12,219)          (125)        (125)          (597)
 Interfund transfers ...............................     20,449          17,222          3,484        5,332        (12,960)
                                                        ---------       ---------        -----        -----        ---------
Net increase (decrease) in units from capital
 transactions ......................................     28,198          34,946          3,813        5,805        (14,270)
                                                        ---------       ---------        -----        -----        ---------
Units outstanding at December 31, 1997 .............    163,699          97,028          3,813        5,805             --
                                                        ---------       ---------        -----        -----        ---------
 Net premiums ......................................     16,997          30,522          8,879        2,947             --
 Loan interest .....................................         (9)            (26)            --           (2)            --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................       (155)           (144)            --           --             --
   Surrenders ......................................     (7,043)         (5,242)          (219)          (3)            --
   Loans ...........................................     (1,134)         (1,902)           (19)        (483)            --
   Cost of insurance and administrative
    expenses .......................................    (11,046)        (13,480)        (1,697)      (1,664)            --
 Transfers (to) from the Guarantee Account .........         --              (5)            --           --             --
 Interfund transfers ...............................     (3,207)         13,189          6,067        9,681             --
                                                        ---------       ---------       ------       --------      ---------
Net increase (decrease) in units from capital
 transactions ......................................     (5,597)         22,912         13,011       10,476             --
                                                        ---------       ---------       ------       --------      ---------
Units outstanding at December 31, 1998 .............    158,102         119,940         16,824       16,281             --
                                                        =========       =========       ======       ========      =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                                            FEDERATED INVESTORS
                                                      ADVISERS MANAGEMENT TRUST               INSURANCE SERIES
                                                     ---------------------------- ----------------------------------------
                                                                                    AMERICAN
                                                          BOND          GROWTH       LEADERS    HIGH INCOME     UTILITY
                                                        PORTFOLIO     PORTFOLIO      FUND II      FUND II       FUND II
                                                     -------------- ------------- ------------ ------------- -------------
Type I Units:
Units outstanding at December 31, 1995 .............     7,610         11,178           --            691        5,014
                                                         -------       ------           ---           ---        -----
 Net premiums ......................................        --             --           86          1,470        1,811
 Loan interest .....................................        (4)            --           --             --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................        --           (687)          --             --           --
   Surrenders ......................................        --           (145)          --             --           (4)
   Loans ...........................................      (143)            --           --             --           --
   Cost of insurance and administrative
    expenses .......................................      (290)          (676)          (9)          (297)        (415)
 Interfund transfers ...............................      (815)        (1,078)         128            763           16
                                                         -------       ------          -----        -----        -------
Net increase (decrease) in units from capital
 transactions ......................................    (1,252)        (2,586)         205          1,936        1,408
                                                        --------       ------          -----        -----        -------
Units outstanding at December 31, 1996 .............     6,358          8,592          205          2,627        6,422
                                                        --------       ------          -----        -----        -------
 Net premiums ......................................        --             30        1,922          2,964        3,027
 Loan interest .....................................        --             (6)          --             --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................        --             --           --             --           --
   Surrenders ......................................        (5)          (179)          --             --           --
   Loans ...........................................        --            (60)          --           (219)          --
   Cost of insurance and administrative
    expenses .......................................      (128)          (357)        (260)          (668)        (725)
 Interfund transfers ...............................    (6,225)        (8,020)       1,302          1,484          819
                                                        --------       --------      -------        -----        -------
Net increase (decrease) in units from capital
 transactions ......................................    (6,358)        (8,592)       2,964          3,561        3,121
                                                        --------       --------      -------        -----        -------
Units outstanding at December 31, 1997 .............        --             --        3,169          6,188        9,543
                                                        --------       --------      -------        -----        -------
 Net premiums ......................................        --             --        6,297          3,841        3,173
 Loan interest .....................................        --             --            2              4           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................        --             --           --             --           --
   Surrenders ......................................        --             --         (394)          (254)        (121)
   Loans ...........................................        --             --          (69)          (238)         (18)
   Cost of insurance and administrative
    expenses .......................................        --             --       (1,728)        (1,274)      (1,035)
 Transfers (to) from the Guarantee Account .........        --             --           --             --           --
 Interfund transfers ...............................        --             --        6,131            985          (87)
                                                        --------       --------     --------       ------       --------
Net increase (decrease) in units from capital
 transactions ......................................        --             --       10,239          3,064        1,912
                                                        --------       --------     --------       ------       --------
Units outstanding at December 31, 1998 .............        --             --       13,408          9,252       11,455
                                                        ========       ========     ========       ======       ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                                       PBHG INSURANCE
                                                             ALGER AMERICAN FUND         SERIES FUND
                                                           ----------------------- -----------------------
                                                                                    LARGE CAP
                                                            SMALL CAP     GROWTH      GROWTH    GROWTH II
                                                            PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                           ----------- ----------- ----------- -----------
Type I Units:
Units outstanding at December 31, 1995 ...................     3,893       2,410         --          --
                                                               -----       -----         --          --
 Net premiums ............................................    15,849      16,630         --          --
 Loan interest ...........................................      (350)          3         --          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --          --         --          --
   Surrenders ............................................      (121)       (115)        --          --
   Loans .................................................    (1,411)        (88)        --          --
   Cost of insurance and administrative expenses .........    (3,890)     (3,155)        --          --
 Interfund transfers .....................................    29,422     113,835         --          --
                                                              ------     -------         --          --
Net increase (decrease) in units from capital
 transactions ............................................    39,499     127,110         --          --
                                                              ------     -------         --          --
Units outstanding at December 31, 1996 ...................    43,392     129,520         --          --
                                                              ------     -------         --          --
 Net premiums ............................................    35,801      33,924        391         960
 Loan interest ...........................................       192          58         --          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --          --         --          --
   Surrenders ............................................      (387)     (1,726)       (16)         --
   Loans .................................................      (467)       (562)        --          --
   Cost of insurance and administrative expenses .........   (10,737)    (10,957)      (122)       (148)
 Interfund transfers .....................................     8,457     (86,458)     2,001       1,160
                                                             -------     -------      -----       -----
Net increase (decrease) in units from capital
 transactions ............................................    32,859     (65,721)     2,254       1,972
                                                             -------     -------      -----       -----
Units outstanding at December 31, 1997 ...................    76,251      63,799      2,254       1,972
                                                             -------     -------      -----       -----
 Net premiums ............................................    32,605      17,385      2,279       1,203
 Loan interest ...........................................         9           5          1          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................       (72)        (53)        --          --
   Surrenders ............................................    (2,415)     (8,436)       (57)        (16)
   Loans .................................................    (2,883)        653       (569)         --
   Cost of insurance and administrative expenses .........   (10,216)     (7,880)      (608)       (565)
 Transfers (to) from the Guarantee Account ...............        --          --         --          --
 Interfund transfers .....................................    (4,182)     20,083      1,170         185
                                                             -------     -------      -----       -----
Net increase (decrease) in units from capital
 transactions ............................................    12,846      21,757      2,216         807
                                                             -------     -------      -----       -----
Units outstanding at December 31, 1998 ...................    89,097      85,556      4,470       2,779
                                                             =======     =======      =====       =====



                                                              JANUS ASPEN SERIES
                                                           ------------------------
                                                            AGGRESIVE
                                                              GROWTH      GROWTH
                                                            PORTFOLIO    PORTFOLIO
                                                           ----------- ------------
Type I Units:
Units outstanding at December 31, 1995 ...................    43,113       28,327
                                                              ------       ------
 Net premiums ............................................     7,091       50,232
 Loan interest ...........................................        --            6
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --          (18)
   Surrenders ............................................        --       (6,335)
   Loans .................................................        --       (1,118)
   Cost of insurance and administrative expenses .........    (4,114)     (14,654)
 Interfund transfers .....................................    23,785       18,450
                                                              ------      -------
Net increase (decrease) in units from capital
 transactions ............................................    26,762       46,563
                                                              ------      -------
Units outstanding at December 31, 1996 ...................    69,875       74,890
                                                              ------      -------
 Net premiums ............................................    33,956       31,979
 Loan interest ...........................................      (117)          31
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --           --
   Surrenders ............................................    (2,572)      (1,161)
   Loans .................................................      (475)      (1,040)
   Cost of insurance and administrative expenses .........   (12,062)     (10,466)
 Interfund transfers .....................................    28,188       13,930
                                                             -------      -------
Net increase (decrease) in units from capital
 transactions ............................................    46,918       33,273
                                                             -------      -------
Units outstanding at December 31, 1997 ...................   116,793      108,163
                                                             -------      -------
 Net premiums ............................................    24,642       27,838
 Loan interest ...........................................         6            6
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................       (43)         (45)
   Surrenders ............................................    (6,780)      (5,890)
   Loans .................................................    (2,146)        (267)
   Cost of insurance and administrative expenses .........   (10,966)     (12,198)
 Transfers (to) from the Guarantee Account ...............        --           --
 Interfund transfers .....................................   (23,977)       9,558
                                                             -------      -------
Net increase (decrease) in units from capital
 transactions ............................................   (19,264)      19,002
                                                             -------      -------
Units outstanding at December 31, 1998 ...................    97,529      127,165
                                                             =======      =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


                                                               JANUS ASPEN SERIES
                                     -----------------------------------------------------------------------
                                                                    FLEXIBLE   INTERNATIONAL      CAPITAL
                                       WORLD WIDE      BALANCED      INCOME        GROWTH      APPRECIATION
                                        PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO
                                     -------------- ------------- ----------- --------------- --------------
Type I Units:
Units outstanding at
 December 31, 1995 .................     33,799         7,183             4            --             --
                                         ------         -----             -            --             --
 Net premiums ......................     30,707         3,070           287         1,725             --
 Loan interest .....................          5             2            --            --             --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        (13)           --            --            --             --
  Surrenders .......................     (5,903)         (324)           --            --             --
  Loans ............................       (441)         (157)           --            --             --
  Cost of insurance and
    administrative expenses.........     (7,782)         (929)          (79)         (149)            --
 Interfund transfers ...............     39,868         4,910           568         3,026             --
                                         ------         -----           ---         -----             --
Net increase (decrease) in units
 from capital transactions .........     56,441         6,572           776         4,602             --
                                         ------         -----           ---         -----             --
Units outstanding at
 December 31, 1996 .................     90,240        13,755           780         4,602             --
                                         ------        ------           ---         -----             --
 Net premiums ......................     45,089         5,204         3,339        10,507            131
 Loan interest .....................         41            --            --             1             --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................         --            --            --            --             --
  Surrenders .......................     (1,946)         (491)           --          (270)            --
  Loans ............................       (626)          (41)           --           (35)            --
  Cost of insurance and
    administrative expenses.........    (15,323)       (2,215)         (868)       (2,301)           (99)
 Interfund transfers ...............     43,635        26,265         2,338        10,760            652
                                        -------        ------         -----        ------            ---
Net increase (decrease) in units
 from capital transactions .........     70,870        28,722         4,809        18,662            684
                                        -------        ------         -----        ------            ---
Units outstanding at
 December 31, 1997 .................    161,110        42,477         5,589        23,264            684
                                        -------        ------         -----        ------            ---
 Net premiums ......................     47,797        12,861         2,801         8,858          4,038
 Loan interest .....................        (21)           (3)           --            --             22
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        (68)           --           (84)          (39)            --
  Surrenders .......................     (7,737)         (520)          (64)       (1,149)           (27)
  Loans ............................     (2,519)       (1,038)           --           (26)            --
  Cost of insurance and
    administrative expenses.........    (20,085)       (5,313)       (1,139)       (3,657)        (1,554)
 Transfers (to) from the
  Guarantee Account ................         (5)           --            --            --             --
 Interfund transfers ...............     11,118         5,127          (291)        3,504          5,052
                                        ---------      --------      ------        ------         ------
Net increase (decrease) in units
 from capital transactions .........     28,480        11,114         1,223         7,491          7,531
                                        ---------      --------      ------        ------         ------
Units outstanding at
 December 31, 1998 .................    189,590        53,591         6,812        30,755          8,215
                                        =========      ========      ======        ======         ======



                                      GOLDMAN SACHS       SALOMON
                                         VARIABLE        BROTHERS
                                        INSURANCE     VARIABLE SERIES
                                        TRUST FUND         FUND
                                     --------------- ----------------
                                          GROWTH
                                        AND INCOME       INVESTORS
                                           FUND            FUND
                                     --------------- ----------------
Type I Units:
Units outstanding at
 December 31, 1995 .................        --               --
                                            --               --
 Net premiums ......................        --               --
 Loan interest .....................        --               --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        --               --
  Surrenders .......................        --               --
  Loans ............................        --               --
  Cost of insurance and
    administrative expenses.........        --               --
 Interfund transfers ...............        --               --
                                            --               --
Net increase (decrease) in units
 from capital transactions .........        --               --
                                            --               --
Units outstanding at
 December 31, 1996 .................        --               --
                                            --               --
 Net premiums ......................        --               --
 Loan interest .....................        --               --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        --               --
  Surrenders .......................        --               --
  Loans ............................        --               --
  Cost of insurance and
    administrative expenses.........        --               --
 Interfund transfers ...............        --               --
                                            --               --
Net increase (decrease) in units
 from capital transactions .........        --               --
                                            --               --
Units outstanding at
 December 31, 1997 .................        --               --
                                            --               --
 Net premiums ......................        --               --
 Loan interest .....................        --               --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        --               --
  Surrenders .......................        --               --
  Loans ............................        --               --
  Cost of insurance and
    administrative expenses.........       (13)              --
 Transfers (to) from the
  Guarantee Account ................        --               --
 Interfund transfers ...............        94              126
                                           ---              ---
Net increase (decrease) in units
 from capital transactions .........        81              126
                                           ---              ---
Units outstanding at
 December 31, 1998 .................        81              126
                                           ===              ===

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                            GE INVESTMENTS FUNDS, INC.
                                                           -------------------------------------------------------------
                                                             S&P 500     GOVERMENT      MONEY      TOTAL   INTERNATIONAL
                                                              INDEX     SECURITIES     MARKET     RETURN      EQUITY
                                                               FUND        FUND         FUND       FUND        FUND
                                                           ----------- ------------ ------------ -------- --------------
Type II Units:
Units outstanding at December 31, 1997 ...................        --          --            --       --          --
                                                                  --      ------            --       --          --
 Net premiums ............................................    14,211          --       203,673    1,858         444
 Loan interest ...........................................        --          --            --       --          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --          --            --       --          --
   Surrenders ............................................        --          --            --       --          --
   Loans .................................................        --          --            --       --          --
   Cost of insurance and administrative expenses .........    (1,193)         --        (6,092)    (323)        (44)
 Interfund transfers .....................................     2,066          --       (76,055)   2,682           9
                                                              ------      ------       -------    -----         ---
Net increase in units from capital transactions ..........    15,084          --       121,526    4,217         409
                                                              ------      ------       -------    -----         ---
Units outstanding at December 31, 1998 ...................    15,084          --       121,526    4,217         409
                                                              ======      ======       =======    =====         ===


                                                                                GE INVESTMENTS FUNDS, INC.
                                                             -----------------------------------------------------------------
                                                              REAL ESTATE     GLOBAL        VALUE
                                                               SECURITIES     INCOME       EQUITY       INCOME     U.S. EQUITY
                                                                  FUND         FUND         FUND         FUND         FUND
                                                             -------------   --------   ------------   --------   ------------
Type II Units:
Units outstanding at December 31, 1997 ...................          --           --            --          --          --
                                                                    --       ------        -------     ------         ----
 Net premiums ............................................       4,046          134        5,572           14        3,071
 Loan interest ...........................................          --           --           --           --          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................          --           --           --           --          --
   Surrenders ............................................         (16)          --           (6)          --           (8)
   Loans .................................................          --           --           --           --          --
   Cost of insurance and administrative expenses .........        (252)         (24)        (386)         (24)        (203)
 Interfund transfers .....................................       1,224           --        4,923          214        1,879
                                                                 -----       ------        -------     ------        ------
Net increase in units from capital transactions ..........       5,002          110        10,103         204        4,739
                                                                 -----       ------        -------     ------        ------
Units outstanding at December 31, 1998 ...................       5,002          110        10,103         204        4,739
                                                                 =====       ======        =======     ======        ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                          OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                             -------------------------------------------------------------
                                                                            CAPITAL                   HIGH       MULTIPLE
                                                               BOND      APPRECIATION     GROWTH     INCOME     STRATEGIES
                                                               FUND          FUND          FUND       FUND         FUND
                                                             --------   --------------   --------   --------   -----------
Type II Units:
Units outstanding at December 31, 1997 ...................       --            --            --         --           --
                                                                 --            --            --         --           --
 Net premiums ............................................    2,180         1,554         2,669      1,658        2,207
 Loan interest ...........................................       --            --            --         --           --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................       --            --            --         --           --
   Surrenders ............................................       --            --            --         --           --
   Loans .................................................       --            --            --         --           --
   Cost of insurance and administrative expenses .........     (319)         (145)         (343)      (103)         (63)
 Interfund transfers .....................................      675         1,719           456        255           46
                                                              -----         -----         -----      -----        -----
Net increase in units from capital transactions ..........    2,536         3,128         2,782      1,810        2,190
                                                              -----         -----         -----      -----        -----
Units outstanding at December 31, 1998 ...................    2,536         3,128         2,782      1,810        2,190
                                                              =====         =====         =====      =====        =====


                                                                              VARIABLE INSURANCE PRODUCTS FUND
                                                             ------------------------------------------------------------------
                                                                MONEY          HIGH        EQUITY-
                                                                MARKET        INCOME        INCOME        GROWTH      OVERSEAS
                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                             -----------   -----------   -----------   -----------   ----------
Type II Units:
Units outstanding at December 31, 1997 ...................         --            --            --           --            --
                                                               ------        ------            --           ----          --
 Net premiums ............................................         --            --         4,605         1,787          590
 Loan interest ...........................................         --            --            --           --            --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................         --            --            --           --            --
   Surrenders ............................................         --            --            --           (2)           --
   Loans .................................................         --            --            --           --            --
   Cost of insurance and administrative expenses .........         --            --          (436)        (186)          (63)
 Interfund transfers .....................................         --            --         2,211          171            44
                                                               ------        ------         -----         ------         ---
Net increase in units from capital transactions ..........         --            --         6,380         1,770          571
                                                               ------        ------         -----         ------         ---
Units outstanding at December 31, 1998 ...................         --            --         6,380         1,770          571
                                                               ======        ======         =====         ======         ===

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                             VARIABLE INSURANCE
                                                              PRODUCTSFUND II
                                                          ------------------------
                                                             ASSET
                                                            MANAGER    CONTRAFUND
                                                           PORTFOLIO    PORTFOLIO
                                                          ----------- ------------
Type II Units:
Units outstanding at December 31, 1997 ..................       --           --
                                                                --           --
 Net premiums ...........................................    1,321       11,842
 Loan interest ..........................................       --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................       --           --
   Surrenders ...........................................       --          (35)
   Loans ................................................       --         (123)
   Cost of insurance and administrative
    expenses ............................................      (67)        (904)
 Interfund transfers ....................................       24        4,847
                                                             -----       ------
Net increase in units from capital transactions .........    1,278       15,627
                                                             -----       ------
Units outstanding at December 31, 1998 ..................    1,278       15,627
                                                             =====       ======



                                                              VARIABLE INSURANCE       FEDERATED INVESTORS
                                                               PRODUCTSFUND III         INSURANCE SERIES
                                                          --------------------------- --------------------
                                                            GROWTH &       GROWTH           AMERICAN
                                                             INCOME    OPPORTUNITIES         LEADERS
                                                           PORTFOLIO     PORTFOLIO           FUND II
                                                          ----------- --------------- --------------------
Type II Units:
Units outstanding at December 31, 1997 ..................       --            --                --
                                                                --            --                --
 Net premiums ...........................................    6,034         2,476             3,993
 Loan interest ..........................................       --            --                --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................       --            --                --
   Surrenders ...........................................       --           (31)               --
   Loans ................................................      201            --                --
   Cost of insurance and administrative
    expenses ............................................     (599)         (208)             (282)
 Interfund transfers ....................................    3,160           245             1,544
                                                             -----         -----             -----
Net increase in units from capital transactions .........    8,796         2,482             5,255
                                                             -----         -----             -----
Units outstanding at December 31, 1998 ..................    8,796         2,482             5,255
                                                             =====         =====             =====


                                                               FEDERATED INVESTORS
                                                                INSURANCE SERIES          ALGER AMERICAN FUND
                                                            -------------------------   ------------------------
                                                             HIGH INCOME     UTILITY     SMALL CAP      GROWTH
                                                               FUND II       FUND II     PORTFOLIO     PORTFOLIO
                                                            -------------   ---------   -----------   ----------
Type II Units:
Units outstanding at December 31, 1997 ..................          --            --           --           --
                                                                   --            --           --           --
 Net premiums ...........................................       1,042         1,404        2,957        2,770
 Loan interest ..........................................          --            --           --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................          --            --           --           --
   Surrenders ...........................................          --            --           --           --
   Loans ................................................          --            --           --           --
   Cost of insurance and administrative
    expenses ............................................         (90)          (89)        (317)        (366)
 Interfund transfers ....................................          85            35        3,104        3,686
                                                                -----         -----        -----        -----
Net increase in units from capital transactions .........       1,037         1,350        5,744        6,090
                                                                -----         -----        -----        -----
Units outstanding at December 31, 1998 ..................       1,037         1,350        5,744        6,090
                                                                =====         =====        =====        =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                            JANUS ASPEN SERIES
                                                   --------------------------------------------------------------------
                                                    AGGRESSIVE                                                FLEXIBLE
                                                      GROWTH         GROWTH      WORLD WIDE      BALANCED      INCOME
                                                     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                   ------------   -----------   ------------   -----------   ----------
Type II Units:
Units outstanding at December 31, 1997 .........          --            --             --            --           --
                                                          --            --             --            --           --
 Net premiums ..................................       8,732         9,826         15,030        10,226          365
 Loan interest .................................          --            --             --            --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..............................          --            --             --            --           --
   Surrenders ..................................          --           (23)           (22)           --           --
   Loans .......................................          --            --             --            --           --
   Cost of insurance and administrative
    expenses ...................................        (594)         (753)        (1,180)         (735)         (44)
 Interfund transfers ...........................       3,849         1,299          5,095         3,376          111
                                                       -----         -----         ------        ------          ---
Net increase in units from capital
 transactions ..................................      11,987        10,349         18,923        12,867          432
                                                      ------        ------         ------        ------          ---
Units outstanding at December 31, 1998 .........      11,987        10,349         18,923        12,867          432
                                                      ======        ======         ======        ======          ===


                                                                                                             GOLDMAN SACHS
                                                                                    PBHG INSURANCE        VARIABLE INSURANCE
                                                      JANUS ASPEN SERIES          SERIES FUND, INC.           TRUST FUND
                                                ------------------------------ ------------------------ -----------------------
                                                 INTERNATIONAL      CAPITAL     PBHG LARGE      PBHG       GROWTH      MID CAP
                                                     GROWTH      APPRECIATION   CAP GROWTH   GROWTH II   AND INCOME    EQUITY
                                                   PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO      FUND        FUND
                                                --------------- -------------- ------------ ----------- ------------ ----------
Type II Units:
Units outstanding at December 31, 1997 ........         --             --            --          --           --           --
                                                        --             --            --          ----         --           --
 Net premiums .................................     15,053          3,233           812         367        1,115          742
 Loan interest ................................         --             --            --          --           --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .............................         --             --            --          --           --           --
   Surrenders .................................         --             --           (20)           (8)        --           --
   Loans ......................................         --             --            --          --           --           --
   Cost of insurance and administrative
    expenses ..................................       (999)          (279)         (127)        (74)         (23)        (131)
 Interfund transfers ..........................      7,307            595            --        2,930          --       10,240
                                                    ------          -----          ----        ------      -----       ------
Net increase in units from capital
 transactions .................................     21,361          3,549           665        3,215       1,092       10,851
                                                    ------          -----          ----        ------      -----       ------
Units outstanding at December 31, 1998 ........     21,361          3,549           665        3,215       1,092       10,851
                                                    ======          =====          ====        ======      =====       ======

     (D) FEDERAL INCOME TAXES

     The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (E) USE OF ESTIMATES

     Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3) RELATED PARTY TRANSACTIONS

     Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

     For Type 1 policies, if a policy is surrendered or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

     A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of
 .70% of the net assets of the Account. For policies issued on or after May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $5 from the policy cash value.

     GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

     Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and annuities issued by Life of Virginia.

     GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity Fund and .55% for the U.S. Equity Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

     Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.


(4) SUBSEQUENT EVENT

     Effective January 1, 1999, The Life Insurance Company of Virginia merged with The Harvest Life Insurance Company to form GE Life and Annuity Assurance Company. Concurrently, the Account changed its name to GE Life & Annuity Separate Account II. Neither of these events have an impact on net assets or unit values.

                          Independent Auditors' Report


The Board of Directors
The Life Insurance Company of Virginia:


We have audited the accompanying consolidated balance sheets of The Life Insurance Company of Virginia (an indirect wholly-owned subsidiary of General Electric Capital Corporation) and subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of income and comprehensive income, shareholders' interest, and cash flows for the years then ended, and the nine months ended December 31, 1996. We have also audited the pre-acquisition statements of income and comprehensive income, shareholders' interest and cash flows for the three months ended March 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Life Insurance Company of Virginia and subsidiary as of December 31, 1998 and 1997, and the results of their operations and their cash flows for the years then ended, the nine months ended December 31, 1996 and the pre-acquisition three months ended March 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                           /s/    KPMG LLP


Richmond, Virginia
January 22, 1999


                   THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                           CONSOLIDATED BALANCE SHEETS

                   (Dollar amounts in millions, except per share amounts)

                                                                                                             December 31,
                                                                                                             ------------
ASSETS                                                                                                1998                 1997
------                                                                                              ----------           ----------
Investments:
    Fixed maturities available-for-sale, at fair value                                               $ 6,077.2            $ 5,622.6
    Equity securities available-for-sale, at fair value:
      Common stocks                                                                                        6.1                  9.6
      Preferred stocks, non-redeemable                                                                    48.3                 95.1
    Investment in subsidiary                                                                               2.6                  2.6
    Mortgage loans, net of valuation allowance of $20.0 and $17.2
      at December 31, 1998 and 1997, respectively                                                        528.1                496.2
    Policy loans                                                                                         198.3                188.4
    Real estate owned                                                                                      2.5                  6.9
    Other invested assets                                                                                130.8                 49.5
                                                                                                         -----                 ----
              Total investments                                                                        6,993.9              6,470.9
                                                                                                       -------              -------
Cash                                                                                                       9.6                  0.2
Accrued investment income                                                                                122.8                123.1
Deferred acquisition costs                                                                               242.0                165.0
Intangible assets                                                                                        390.0                449.7
Reinsurance recoverable                                                                                   15.3                  8.7
Deferred income tax asset                                                                                 41.1                 57.4
Other assets                                                                                              42.5                 23.3
Separate account assets                                                                                5,528.7              4,066.4
                                                                                                       -------              -------
              Total assets                                                                          $ 13,385.9           $ 11,364.7
                                                                                                    ==========           ===========

          See accompanying notes to consolidated financial statements.

                   THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                                CONSOLIDATED BALANCE SHEETS

                   (Dollar amounts in millions, except per share amounts)

                                                                                                            December 31,
                                                                                                            ------------
LIABILITIES AND SHAREHOLDERS' INTEREST                                                                 1998                 1997
                                                                                                       ----                 ----
Liabilities:
    Future annuity and contract benefits                                                             $ 6,455.3            $ 5,889.8
    Liability for policy and contract claims                                                             119.6                 83.0
    Other policyholder liabilities                                                                        86.4                 75.2
    Accounts payable and accrued expenses                                                                108.8                101.0
    Separate account liabilities                                                                       5,528.7              4,066.4
                                                                                                       -------              -------
              Total liabilities                                                                       12,298.8             10,215.4
                                                                                                      --------             --------


Shareholders' interest:

    Net unrealized investment gains                                                                       49.8                 74.3
                                                                                                      --------             --------
              Accumulated non-owner changes in equity                                                     49.8                 74.3
    Preferred stock, Series A ($1,000 par value,
      $1,000 redemption and liquidation value; 200,000
      authorized, 120,000 shares issued and outstanding)                                                 120.0                    -
    Common stock ($1,000 par value, 50,000
      authorized, 4,000 shares issued and outstanding)                                                     4.0                  4.0
    Common stock declared but not issued ($1,000
      par value, 18,641 shares declared, 50,000 authorized)                                               18.6                    -
    Additional paid-in capital                                                                           917.6                925.9
    Retained earnings                                                                                    (22.9)               145.1
                                                                                                         -----                -----
              Total shareholders' interest                                                             1,087.1              1,149.3
                                                                                                       -------              -------
              Total liabilities and shareholders' interest                                          $ 13,385.9           $ 11,364.7
                                                                                                    ===========          ===========


               See accompanying notes to consolidated financial statements.

              THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

           CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                          (Dollar amounts in millions)

                                                                                                                     Preacquisition
                                                                                                                     --------------
                                                                                                  Nine months         Three months
                                                          Year ended          Year ended             ended               ended
                                                         December 31,        December 31,        December 31,          March 31,
                                                             1998                1997                1996                 1996
                                                             ----                ----                ----                 ----
Revenues:
    Net investment income                                        $ 482.7             $ 472.5             $ 334.4            $ 112.0
    Net realized investment gains                                   26.3                13.3                 6.0                9.0
    Premiums                                                        99.9               104.4                65.4               60.0
    Cost of insurance                                              128.5               127.2                78.3               28.9
    Variable product fees                                           60.8                44.4                23.1                5.9
    Other income                                                    17.6                18.5                11.6                4.5
                                                                     ---                ----                ----                ---
           Total revenues                                          815.8               780.3               518.8              220.3
                                                                   -----               -----               -----              -----

Benefits and expenses:
    Interest credited                                              329.6               323.4               226.0               76.1
    Benefits & other changes in policy reserves                    172.4               160.8               100.4               89.9
    Commissions                                                     99.2               117.3                78.5               35.7
    General expenses                                                98.5                77.5                49.6               15.3
    Amortization of intangibles, net                                49.0                59.6                50.1                0.6
    Change in deferred acquisition costs, net                      (76.2)             (101.5)              (71.7)             (16.2)
    Interest expense                                                 2.0                   -                   -                  -
                                                                     ---               -----               -----               -----
           Total benefits and expenses                             674.5               637.1               432.9              201.4
                                                                   -----               -----               -----              -----
           Income before income taxes                              141.3               143.2                85.9               18.9
    Provision for income taxes                                      50.7                52.2                31.8                7.0
                                                                    ----                ----                ----                ---
           Net income                                               90.6                91.0                54.1               11.9
                                                                    ----                ----                ----               ----
Other comprehensive income, net of tax:
    Unrealized gains (losses) on securities, net                   (24.5)               54.9                19.4              (91.2)
                                                                   -----                ----                ----              -----
           Comprehensive income (loss)                            $ 66.1             $ 145.9              $ 73.5            $ (79.3)
                                                                  ======             =======              ======            =======

      See accompanying notes to consolidated financial statements.

              THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                CONSOLIDATED STATEMENTS OF SHAREHOLDERS' INTEREST

               (Dollar amounts in millions, except share amounts)

                                                                                                                    Common Stock
                                                                                                                      Declared
                                                                Preferred Stock          Common Stock              but not Issued
                                                                ---------------          ------------              --------------
                                                                Shares      Amount      Shares      Amount       Shares      Amount
                                                                ------      ------      ------      ------       ------      ------
BALANCES AT DECEMBER 31, 1995                                        -         $ -       4,000       $ 4.0            -         $ -
Comprehensive income:
    Net income                                                       -           -           -           -            -           -
    Other comprehensive income, net of tax
      Unrealized loss on securities, net                             -           -           -           -            -           -
                                                                ------      ------      ------      ------       ------      ------
Total comprehensive income                                           -           -           -           -            -           -
Capital contribution from parents                                    -           -           -           -            -           -
                                                                ------      ------      ------      ------       ------      ------

BALANCES AT MARCH 31, 1996                                           -           -       4,000         4.0            -           -
Comprehensive income:
    Net income                                                       -           -           -           -            -           -
    Other comprehensive income, net of tax
      Unrealized gain on securities, net                             -           -           -           -            -           -
                                                                ------      ------      ------      ------       ------      ------
Total comprehensive income                                           -           -           -           -            -           -
Adjustment to reflect purchase method                                -           -           -           -            -           -
                                                                ------      ------      ------      ------       ------      ------

BALANCES AT DECEMBER 31, 1996                                        -           -       4,000         4.0            -           -
Comprehensive income:
    Net income                                                       -           -           -           -            -           -
    Other comprehensive income, net of tax
      Unrealized gain on securities, net                             -           -           -           -            -           -
                                                                ------      ------      ------      ------       ------      ------
Total comprehensive income                                           -           -           -           -            -           -
Adjustment to reflect purchase method                                -           -           -           -            -           -
                                                                ------      ------      ------      ------       ------      ------

BALANCES AT DECEMBER 31, 1997                                        -           -       4,000         4.0            -           -
Comprehensive income:
    Net income                                                       -           -           -           -            -           -
    Other comprehensive income, net of tax
      Unrealized loss on securities, net                             -           -           -           -            -           -
                                                                ------      ------      ------      ------       ------      ------
Total comprehensive income                                           -           -           -           -            -           -
Cash dividend declared and paid                                      -           -           -           -            -           -
Preferred stock dividend                                       120,000       120.0           -           -            -           -
Common stock dividend declared but not issued                        -           -           -           -       18,641        18.6
Adjustment to reflect purchase method                                -           -           -           -            -           -
                                                                ------      ------      ------      ------       ------      ------
BALANCES AT DECEMBER 31, 1998                                  120,000      $120.0       4,000       $ 4.0       18,641      $ 18.6
                                                               =======      ======       =====       =====       ======      ======


                                                                             Accumulated
                                                              Additional       Non-owner        Retained             Total
                                                                 Paid-In         Changes        Earnings      Shareholders'
                                                                 Capital       in Equity        (Deficit)          Interest
                                                                 -------       ---------        ---------          --------
BALANCES AT DECEMBER 31, 1995                                     $749.1          $103.1          $(34.3)           $ 821.9
Comprehensive income:
    Net income                                                         -               -            11.9               11.9
    Other comprehensive income, net of tax
      Unrealized loss on securities, net                               -           (91.2)              -              (91.2)
                                                                 -------       ---------        --------           --------
Total comprehensive income                                             -           (91.2)           11.9              (79.3)
Capital contribution from parents                                   69.3               -               -               69.3
                                                                 -------       ---------        --------           ---------

BALANCES AT MARCH 31, 1996                                         818.4            11.9           (22.4)             811.9
Comprehensive income:
    Net income                                                         -               -            54.1               54.1
    Other comprehensive income, net of tax
      Unrealized gain on securities, net                               -            19.4               -               19.4
                                                                 -------       ---------        --------           --------
Total comprehensive income                                             -            19.4            54.1               73.5
Adjustment to reflect purchase method                              109.7           (11.9)           22.4              120.2
                                                                 -------       ---------        --------           ---------

BALANCES AT DECEMBER 31, 1996                                      928.1            19.4            54.1            1,005.6
Comprehensive income:
    Net income                                                         -               -            91.0               91.0
    Other comprehensive income, net of tax
      Unrealized gain on securities, net                               -            54.9               -               54.9
                                                                 -------       ---------        --------            -------
Total comprehensive income                                             -            54.9            91.0              145.9
Adjustment to reflect purchase method                               (2.2)              -               -               (2.2)
                                                                 -------       ---------        --------           ---------
BALANCES AT DECEMBER 31, 1997                                      925.9            74.3           145.1            1,149.3
Comprehensive income:
    Net income                                                         -               -            90.6               90.6
    Other comprehensive income, net of tax
      Unrealized loss on securities, net                               -           (24.5)              -              (24.5)
                                                                 -------       ---------        --------            -------
Total comprehensive income                                             -           (24.5)           90.6               66.1
Cash dividend declared and paid                                        -               -          (120.0)            (120.0)
Preferred stock dividend                                               -               -          (120.0)                 -
Common stock dividend declared but not issued                          -               -           (18.6)                 -
Adjustment to reflect purchase method                               (8.3)              -               -               (8.3)
                                                                 -------       ---------        --------           --------
BALANCES AT DECEMBER 31, 1998                                   $  917.6         $  49.8        $  (22.9)          $1,087.1
                                                                ========       =========        ========           ========

          See accompanying notes to consolidated financial statements.


              THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                            (Dollar amounts in millions)

                                                                                                                      Preacquisition
                                                                                                                      --------------
                                                                                                         Nine months    Three months
                                                                                                            ended           ended
                                                                           Years ended December 31,      December 31,      March 31,
                                                                           1998                 1997         1996            1996
                                                                           ----                 ----         ----            ----


Cash flows from operating activities:
    Net income                                                               $ 90.6           $ 91.0       $ 54.1          $ 11.9
                                                                             ------           ------       ------          ------
    Adjustments to reconcile net income to net cash by
      operating activities:
        Cost of insurance and surrender fees                                 (169.6)          (168.8)       (89.3)          (32.5)
        Increase in future policy benefits                                    420.4            405.0        277.8            (4.9)
        Net realized investment gains                                         (26.3)           (13.3)        (6.0)           (9.0)
        Amortization of investment premiums and discounts                       1.9              7.2          6.5             0.7
        Amortization of intangibles                                            49.5             59.6         50.1             0.6
        Deferred income tax expense (benefit)                                  29.5            (12.6)        (7.9)           10.8
        Change in certain assets and liabilities:
           Decrease (increase) in:
             Accrued investment income                                          0.3             (5.3)       (37.6)            4.1
             Deferred acquisition costs                                       (76.2)          (101.5)       (71.7)          (16.2)
             Other assets, net                                                (19.2)            (9.3)        28.5           (55.9)
           Increase (decrease) in:
             Policy and contract claims                                        30.8             37.0         29.9             4.6
             Other policyholder liabilites                                     11.3             (3.6)        71.4             9.8
             Accounts payable and accrued expenses                             24.7            (99.9)       (15.7)           87.5
                                                                               ----            -----        -----            ----

                      Total adjustments                                       277.1             94.5        236.0            (0.4)
                                                                              -----             ----        -----            ----
                      Net cash provided by operating activities               367.7            185.5        290.1            11.5
                                                                              -----            -----        -----            ----

Cash flows from investing activities:
    Proceeds from investment securities and other invested assets           1,901.6            788.6      1,123.1           299.5
    Principal collected on mortgage loans                                     116.5             87.1         46.4             8.3
    Purchase of investment securities and other invested assets            (2,410.4)        (1,115.7)    (1,280.5)         (169.2)
    Mortgage loan originations and increase in policy loan balance           (161.0)           (13.7)       (23.7)          (40.4)
                                                                             ------            -----        -----           -----
                      Net cash provided by (used in) investing activities    (553.3)          (253.7)      (134.7)           98.2
                                                                             ------           ------       ------            ----

Cash flows from financing activities:
    Proceeds from issue of investment contracts                             2,224.8          1,894.2      1,098.5           301.9
    Redemption and benefit payments on investment contracts                (1,909.8)        (1,874.6)    (1,304.0)         (358.8)
    Cash dividend to shareholders                                            (120.0)               -            -           (40.0)
    Capital contribution                                                          -                             -             2.8
                                                                                ---              ---          ---             ---
                      Net cash provided by (used in) financing activities     195.0             19.6       (205.5)          (94.1)
                                                                              -----             ----       ------           -----

                      Net increase (decrease) in cash and cash equivalents      9.4            (48.6)       (50.1)           15.6
Cash and cash equivalents at beginning of year                                  0.2             48.8         98.9            83.3
                                                                                ---             ----         ----            ----

Cash and cash equivalents at end of year                                      $ 9.6            $ 0.2       $ 48.8          $ 98.9
                                                                              =====            =====       ======          ======

          See accompanying notes to consolidated financial statements.

              THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


(1)      Summary of Significant Accounting Policies
         (a)      Principles of Consolidation
         The accompanying consolidated financial statements include the historical operations and accounts of The Life Insurance Company of Virginia and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "Life of Virginia"). All significant intercompany accounts and transactions have been eliminated in consolidation.

         Prior to April 1, 1996, Combined Insurance Company of America ("CICA") owned 100% or 4,000 shares of Life of Virginia. CICA is a wholly-owned subsidiary of AON Corporation ("AON"). On April 1, 1996, CICA sold 100% of the issued and outstanding shares of Life of Virginia to General Electric Capital Corporation ("GE Capital"). Immediately thereafter, 80% was contributed to General Electric Capital Assurance Company (the "Parent" or "GECA"). On December 31, 1996, the remaining 20% was contributed to GE Financial Assurance Holdings, Inc. ("GEFAHI"). GECA is an indirect wholly-owned subsidiary of GEFAHI.

         (b)      Basis of Presentation
         The accompanying consolidated financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP") for insurance companies, which vary in several respects from accounting practices prescribed or permitted by the Insurance Commissioner of the state where the Company is domiciled. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

         Certain prior year amounts have been reclassified to conform to current year presentation.

         (c)      Products

         The Company primarily sells variable annuities and universal life insurance to customers throughout most of the United States. The Company distributes variable annuities primarily through intermediaries such as stockbrokers and universal life insurance primarily through career agents and independent brokers. The Company is also engaged in the sale of traditional individual and group life products and guaranteed investment contracts. Approximately 21%, 29%, and 31% of premium and annuity consideration collected, in 1998, 1997, and 1996, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 28%, 13%, and 9% of premium and annuity consideration collected, in 1998, 1997, and 1996, respectively, came from customers residing in the Mid-Atlantic region of the United States.

         Although the Company markets its products through numerous distributors, approximately 23%, 22%, and 21% of the Company's sales in 1998, 1997, and 1996,

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)

respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

         (d)      Purchase Accounting Method

         Upon acquisition of Life of Virginia by GE Capital, Life of Virginia restated its financial statements in accordance with the purchase method of accounting. The net purchase price for Life of Virginia and its subsidiary of $921.6 was allocated according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing.

         In addition to revaluing all material tangible assets and liabilities to their respective estimated fair values as of the closing date of the sale, Life of Virginia also recorded in its consolidated financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholders' equity of $109.7 (net of purchase accounting adjustments of $8.3 and $2.2 in 1998 and 1997, respectively), reflecting the application of the purchase method of accounting. The Company's consolidated financial statements subsequent to April 1, 1996 reflect this new basis of accounting.

         All amounts for periods ended before April 1, 1996 are labeled "Preacquisition" and are based on the preacquisition historical costs in accordance with generally accepted accounting principles. The periods ending after such date are based on fair values at April 1, 1996 (which becomes the new cost basis) and subsequent costs in accordance with the purchase method of accounting.

         (e)      Revenues

         Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)

Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

         (f)      Statements of Cash Flows

         Certificates and other time deposits are classified as short-term investments on the consolidated balance sheets and considered cash equivalents on the consolidated statements of cash flows.

         (g)      Investments

         The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for fixed maturities and equity securities is based on individual quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features and maturity of the investments, as applicable.

         Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders' interest and, accordingly, have no effect on net income but are shown as a component of other comprehensive income (loss). Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income and comprehensive income. In general, the Company ceases to accrue investment income when interest or dividend payments are in arrears.

         Investment income on mortgage-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Realized gains and losses are accounted for on the specific identification method.

         Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are accounted for under the equity method of accounting. Real estate is

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)

carried generally at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

         Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

          (h)     Deferred Acquisition Costs

         Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

         Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, certain solicitation and printing costs, and certain support costs such as underwriting and policy issue expenses. For investments and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current or estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

         Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

         (i)      Intangible Assets

         Present Value of Future Profits-In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits (PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

         Goodwill-Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

         (j)      Federal Income Taxes

         Pursuant to the acquisition on April 1, 1996, GE Capital, and AON, the Company's previous ultimate parent, agreed to file an election to treat the acquisition of Life of Virginia as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax basis of intangibles for the value of the business acquired that is amortizable for tax purposes over 10-15 years.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)

         Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

         (k)      Reinsurance

         Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

         (l)      Future Annuity and Contract Benefits

         Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

         (m)      Liability for Policy and Contract Claims

         The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

         (n)      Separate Account Assets and Liabilities

         The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

         The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 1998, approximately $41.8 of the Company's other invested assets related to its capital investments in the separate accounts.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)

         (o)      INTEREST RATE RISK MANAGEMENT

         As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

         The Company uses interest rate floors primarily to minimize risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

         Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedges items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

 (2)     INVESTMENTS

         (a)      General

         The sources of investment income of the Company were as follows:

                                                                                              Preacquisition
                                                                                              --------------
                                                                              Nine months     Three months
                                               Year ended     Year ended         ended            ended
                                              December 31,   December 31,    December 31,       March 31,
                                                  1998           1997            1996             1996
                                              -------------  -------------   --------------   --------------

Fixed maturities                                   $ 415.3        $ 399.5          $ 276.9           $ 93.6
Equity securities                                      4.9            7.3              8.7              4.2
Mortgage loans                                        46.5           48.3             41.3             13.5
Policy loan interest                                  14.0           13.3              9.6              2.9
Other investments                                      6.7            9.0              3.3              0.1
                                              -------------  -------------   --------------   --------------

Gross investment income                              487.4          477.4            339.8            114.3
Investment expenses                                   (4.7)          (4.9)            (5.4)            (2.3)
                                              -------------  -------------   --------------   --------------

Net investment income                              $ 482.7        $ 472.5          $ 334.4          $ 112.0
                                              =============  =============   ==============   ==============

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         Sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

                                                                                            Preacquisition
                                                                                            --------------
                                                                            Nine months     Three months
                                           Year ended       Year ended         ended            ended
                                          December 31,     December 31,    December 31,       March 31,
                                              1998             1997            1996             1996
                                          --------------  ---------------  --------------   --------------
Sales proceeds                                $ 1,232.5          $ 387.1         $ 818.4          $ 262.9
                                          ==============  ===============  ==============   ==============

Gross realized investment:
    Gains                                          40.0             18.2            10.0             10.8
    Losses                                        (13.7)            (4.9)           (4.0)            (1.8)
                                          --------------  ---------------  --------------   --------------

Net realized investment gains                    $ 26.3           $ 13.3           $ 6.0            $ 9.0
                                          ==============  ===============  ==============   ==============




         The additional proceeds from the investments presented in the consolidated statements of cash flows result from principal collected on mortgage-backed securities, maturities, calls and sinking payments.

         Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                                                     1998           1997
                                                                                 -------------  --------------
Net unrealized gains on available-for-sale investment securities before adjustments:
      Fixed maturities                                                                $ 112.5         $ 154.5
      Equity securities                                                                   5.5            14.6
      Other invested assets                                                               2.3             6.4
                                                                                 -------------  --------------

          Subtotal                                                                      120.3           175.5
                                                                                 -------------  --------------


Adjustments to the present value of future profits and deferred acquisition costs:      (43.7)          (61.2)
Deferred income taxes                                                                   (26.8)          (40.0)
                                                                                 -------------  --------------

          Net unrealized gains on available-for-sale investment securities:            $ 49.8          $ 74.3
                                                                                 =============  ==============

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         Under purchase accounting, the fair value of Life of Virginia's fixed maturity investments as of April 1, 1996, became Life of Virginia's new cost basis in such investments. The difference between the new cost basis and original par is then amortized against investment income over the remaining effective lives of the fixed maturity investments.

         At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                                      Gross        Gross
   1998                                                Amortized    unrealized   unrealized      Fair
-------------
                                                          cost        gains       losses        value
                                                      -----------  -----------  ----------   -----------
Fixed maturities:
U.S. government and agencies                              $ 36.7        $ 1.3      $ (0.1)       $ 37.9
States and municipal                                         1.6          0.4           -           2.0
Non-U.S.  government                                         3.0            -        (0.4)          2.6
U.S. corporate                                           3,765.9        126.7       (51.8)      3,840.8
Non-U.S. corporate                                         291.6          5.9        (7.2)        290.3
Mortgage-backed                                          1,865.9         47.3        (9.6)      1,903.6
                                                      -----------  -----------  ----------   -----------

         Total fixed maturities                          5,964.7        181.6       (69.1)      6,077.2

Common stocks and non-redeemable preferred stocks           48.9          5.8        (0.3)         54.4
                                                      -----------  -----------  ----------   -----------

Total available-for-sale securities                    $ 6,013.6      $ 187.4     $ (69.4)    $ 6,131.6
                                                      ===========  ===========  ==========   ===========




                                                                      Gross        Gross
   1997                                                 Amortized    unrealized   unrealized      Fair
------------
                                                          cost         gains        losses       value
                                                       ------------  ----------   ----------  ------------

Fixed maturites:
U.S. government and agencies                                $ 44.3       $ 1.3          $ -        $ 45.6
State and municipal                                            1.8         0.3            -           2.1
Non-U.S.  government                                             -           -            -             -
U.S. corporate                                             3,362.1       120.6         (8.1)      3,474.6
Non-U.S.  corporate                                          200.1         6.5         (0.3)        206.3
Mortgage-backed                                            1,859.8        39.6         (5.4)      1,894.0
                                                       ------------  ----------   ----------  ------------

         Total fixed maturities                            5,468.1       168.3        (13.8)      5,622.6

Common stocks and non-redeemable preferred stocks             90.1        14.6            -         104.7
                                                       ------------  ----------   ----------  ------------

Total available-for-sale securities                       $5,558.2     $ 182.9      $ (13.8)    $ 5,727.3
                                                       ============  ==========   ==========  ============

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         The scheduled maturity distribution of the fixed maturity portfolio at December 31 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                 1998
                                                       -------------------------
                                                        Amortized       Fair
                                                          Cost          Value
                                                       -----------  ------------

Due in one year or less                                  $ 119.6       $ 120.2
Due one year through five years                          1,895.0       1,941.1
Due five years through ten years                         1,299.4       1,304.5
Due after ten years                                        784.8         807.8
                                                       -----------  ------------

            Subtotals                                    4,098.8       4,173.6

Mortgage-backed securities                               1,865.9       1,903.6
                                                       -----------  ------------

            Totals                                     $ 5,964.7     $ 6,077.2
                                                     ===========  ============



         As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $4.0 and $4.7 as of December 31, 1998 and 1997, respectively.

         As of December 31, 1998, approximately 26.6% and 14.8% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

         As of December 31, 1998, the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                             1998                           1997
                                                  -------------------------      --------------------------
                                                     Fair                           Fair
                                                     value        Percent           value        Percent
                                                  ------------   ----------      ------------   -----------

Agencies and treasuries                               $ 270.5          4.5 %         $ 308.4           5.5 %
AAA/Aaa                                               1,518.7         25.0           1,464.5          26.0
AA/Aa                                                   376.6          6.2             320.4           5.7
A/A                                                   1,201.4         19.8           1,101.4          19.6
BBB/Baa                                               1,762.2         29.0           1,862.3          33.1
BB/Ba                                                   378.3          6.2             306.8           5.5
B/B                                                     187.4          3.1              76.7           1.4
Not rated                                               382.1          6.2             182.1           3.2
                                                  ------------   ----------      ------------   -----------

Totals                                              $ 6,077.2        100.0 %       $ 5,622.6         100.0 %
                                                  ============   ==========      ============   ===========





         Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

         (b) Mortgage and Real Estate Portfolio

         The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

         Geographic distribution as of December 31, 1998:

                                                    Mortgage        Real Estate
                                                ------------       ------------

South Atlantic                                        38.4 %            100.0 %
Pacific                                               16.3                -
East North Central                                    14.7                -
West South Central                                    10.8                -
Mountain                                              10.5                -
Other                                                  9.3                -
                                               ------------       ------------

Totals                                               100.0 %            100.0 %
                                               ============       ============

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         Type distribution as of December 31, 1998:

                                                 Mortgage          Real Estate
                                              -------------       ------------

Office Building                                       23.6 %              -   %
Retail                                                23.3              100.0
Industrial                                            22.4                -
Apartments                                            21.2                -
Other                                                  9.5                -
                                              -------------       ------------

Totals                                               100.0 %            100.0 %
                                              =============       ============



         "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

         Under these definitions, the Company has two types of "impaired" loans as of December 31, 1998 and 1997: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral at income recognition ($11.3 and $23.0, respectively). There was no allowance for losses on these loans as of December 31, 1998 and 1997. Average investment in impaired loans during 1998 and 1997 was $20.0 and $23.0 and interest income earned on these loans while they were considered impaired was $1.8 and $2.0 for the years ended 1998 and 1997, respectively. There were no impaired loans nor related interest income earned on such loans in 1996.

         The following table shows the activity in the allowance for losses during the years ended December 31:

                                                     1998             1997
                                                ---------------  ---------------

Balance on January 1                                    $ 17.2           $ 20.8
Provision charged to operations                            1.1              1.1
Amounts written off, net of recoveries                     1.7             (4.7)
                                                ---------------  ---------------

Balance at December 31                                  $ 20.0           $ 17.2
                                                ===============  ===============

         The allowance for losses on mortgage loans at December 31, 1998 and 1997 represented 3.6% and 3.4% of gross mortgage loans, respectively.

         The Company had $5.6 and $6.4 of non-income producing mortgage loan investments as of December 31, 1998 and December 31, 1997, respectively.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


(3)      Deferred Acquisition Costs

         Activity impacting deferred policy acquisition costs was as follows:

                                                                                                    Preacquisition
                                                                                                    ----------------
                                                                                     Nine months       Three months
                                                    Year ended       Year ended            ended              ended
                                                  December 31,     December 31,     December 31,          March 31,
                                                          1998             1997             1996               1996
                                                ---------------  ---------------  ---------------   ----------------
Unamortized balance - beginning of period              $ 173.2           $ 71.7              $ -            $ 363.9
Costs deferred                                            93.6            112.3             74.9               22.2
Amortization, net                                        (17.4)           (10.8)            (3.2)              (6.0)
                                                ---------------  ---------------  ---------------   ----------------

Unamortized balance - end of period                      249.4            173.2             71.7              380.1
Cumulative effect of net unrealized
    investment (gains) losses                             (7.4)            (8.2)            (1.4)              17.9
                                                ---------------  ---------------  ---------------   ----------------

Recorded balance                                       $ 242.0          $ 165.0           $ 70.3            $ 398.0
                                                ===============  ===============  ===============   ================



(4)      Intangibles

         (a)      Present Value of Future Profits (PVFP)

         As of April 1, 1996, Life of Virginia established an intangible asset that represents the present value of future profits ("PVFP"). PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

         PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

         Prior to April 1, 1996, Life of Virginia's PVFP was calculated in a similar manner as the PVFP discussed above and related to policies in-force on April 30, 1986, the date the Company was acquired by AON. Under purchase accounting this PVFP was removed.

         PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax. The components of PVFP are as follows:

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)




                                                                                                Preacquisition
                                                                                                ----------------
                                                                                 Nine months     Three months
                                                   Year ended      Year ended       ended            ended
                                                   December 31,   December 31,   December 31,      March 31,
                                                      1998            1997           1996            1996
                                                   ------------   -------------  -------------  ----------------

Unamortized bal. - beginning of period                 $ 385.7         $ 438.9            $ -            $ 32.6
Purchase accounting adjustments                              -               -          484.0                 -
Interest accrued at 6.25%, 6.75% and 6.25%
       for 1998, 1997, and 1996, respectively             24.0            28.4           22.4               0.5
Amortization                                             (70.4)          (81.6)         (67.5)             (1.1)
                                                   ------------   -------------  -------------  ----------------

Unamortized balance - end of period                      339.3           385.7          438.9              32.0
Cumulative effect of net unrealized
    investment (gains) losses                            (36.3)          (53.1)         (19.7)                -
                                                   ------------   -------------  -------------  ----------------

Recorded balance                                       $ 303.0         $ 332.6        $ 419.2            $ 32.0
                                                   ============   =============  =============  ================




         The estimated percentage of the December 31, 1998 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

         1999                                            11.4 %
         2000                                             8.3
         2001                                             7.3
         2002                                             6.0
         2003                                             5.0



         (b)      Goodwill

         At December 31, 1998 and 1997, total unamortized goodwill was $87.0 and $117.1, respectively, which is shown net of accumulated amortization and adjustments of $41.4 and $13.2 for the years ended December 31, 1998 and 1997, respectively. Goodwill amortization was $2.6, $6.4, and $5.0 for the years ending December 31, 1998 and 1997, and for the nine month period ending December 31, 1996, respectively. Cumulative adjustments to goodwill totaled $(27.6), ($1.9) and $11.2 for the years ending December 31, 1998 and 1997, and for the nine month period ending December 31, 1996, respectively. Adjustments relate primarily to the settlement of purchase price with AON.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)

(5)       Reinsurance and Claim Reserves

         Life of Virginia is involved in both the cession and assumption of reinsurance with other companies. Life of Virginia's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

         In order to limit to amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

         A summary of reinsurance activity is as follows:

                                                                                           Preacquisition
                                                                                           ---------------
                                                                             Nine months     Three months
                                           Year ended       Year ended             ended            ended
                                         December 31,     December 31,      December 31,        March 31,
                                                 1998             1997              1996             1996
                                       ---------------  ---------------   ---------------  ---------------
Direct                                        $ 333.0          $ 321.3            $ 94.7           $ 73.7
Assumed                                          19.2             20.7              59.0             35.0
Ceded                                          (123.8)          (110.4)            (10.0)           (19.8)
                                       ---------------  ---------------   ---------------  ---------------
Net premiums earned                           $ 228.4          $ 231.6           $ 143.7           $ 88.9
                                       ---------------  ---------------   ---------------  ---------------
Percentage of amount assumed to net                8%               9%               41%              39%
                                       ===============  ===============   ===============  ===============

         Due to the nature of the Company's reinsurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

         A significant portion of Life of Virginia's ceded premiums relates to group life and health premiums. Life of Virginia is the primary carrier for the State of Virginia employees group life and health plan. By statute, Life of Virginia must reinsure these risks with other Virginia domiciled companies who wish to participate.

         Incurred losses and loss adjustment expenses are net of reinsurance of $82.3, $72.7, $60.5, and $17.2 for the years ended December 31, 1998 and 1997, the nine months ended December 31, 1996, and the three months ended March 31, 1996, respectively.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         In connection with the sale of the Company, the following transactions occurred effective January 1, 1996: single premium deferred annuity liabilities reinsured with CICA in 1995 were recaptured, guaranteed investment contract liabilities reinsured with CICA in 1994 were recaptured, other lines of CICA insurance business inforce were assumed, and other related liabilities of CICA were assumed. In conjunction with the recapture and assumption, CICA transferred to Life of Virginia assets with a fair value totaling $842.6. For the three months ended March 31, 1996, premiums of $33.9, benefits of $46.7, commission expense of $10.2 and a capital contribution of $69.3 as a result of various reinsurance transactions.

(6)      Future Annuity and Contract Benefits

         (a)      Investment Contracts

         Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

         (b)      Insurance Contracts

         Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

         The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                                                  Mortality/
                                                  Withdrawal       Morbidity  Interest Rate                   December 31,
                                                                                                 ----------------------------
                                                  Assumption      Assumption     Assumption             1998            1997
                                               -------------- --------------- --------------     ------------   -------------
Investment Contracts                                N/A            N/A             N/A             $ 4,463.3       $ 3,951.4
Limited-payment Contracts                          None            (a)          3.8-9.3%                14.4            14.0
Traditional life insurance contracts              Company          (b)            7.2%                 369.0           363.7
                                                Experience
Universal life-type contracts                       N/A            N/A             N/A               1,605.7         1,557.4
Accident & Health                                 Company          (c)            7.2%                   2.9             3.3
                                                Experience
                                                                                                 ------------   -------------

Total future annuity and contract benefits                                                         $ 6,455.3       $ 5,889.8
                                                                                                 ============   =============

a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
b)  Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
    Tables.
c) The 1958 Commissioner's Standard Ordinary Table and 1964 modified and 1987 Commissioner's Disability Tables.

(7)      Income Taxes

         Beginning April 1, 1996, Life of Virginia and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. Prior to April 1, 1996, Life of Virginia was included in the consolidated federal income tax return of AON and its principal domestic subsidiaries and in accordance with intercompany policy, provided taxes on income based on a separate company basis. Amounts payable or recoverable related to periods before April 1, 1996, are subject to an indemnification agreement with AON. As such the Company is not at risk for income taxes nor entitled to recoveries related to those periods.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         The total provision for income taxes consisted of the following components:

                                                                                                 Preacquisition
                                                                                                 ---------------
                                                                                   Nine months     Three months
                                                  Year ended      Year ended             ended            ended
                                                  December 31,  December 31,      December 31,        March 31,
                                                        1998            1997              1996             1996
                                                -------------  --------------   ---------------  ---------------
Current federal income tax provision (benefit)        $ 19.9          $ 62.4            $ 38.1           $ (3.6)
Deferred federal income tax provision (benefit)         28.7           (12.4)             (7.6)            10.3
                                                -------------  --------------   ---------------  ---------------
    Subtotal-federal provision                          48.6            50.0              30.5              6.7
Current state income tax provision (benefit)             1.3             2.4               1.6             (0.2)
Deferred state income tax provision (benefit)            0.8            (0.2)             (0.3)             0.5
                                                -------------  --------------   ---------------  ---------------
    Subtotal-state provision                             2.1             2.2               1.3              0.3
                                                -------------  --------------   ---------------  ---------------
    Total income tax provision                        $ 50.7          $ 52.2            $ 31.8            $ 7.0
                                                =============  ==============   ===============  ===============

         The reconciliation of the federal statutory rate to the effective income tax rate is as follows:

                                                                                              Preacquisition
                                                                                             -----------------
                                                                               Nine months     Three months
                                              Year ended       Year ended            ended            ended
                                            December 31,     December 31,     December 31,        March 31,
                                                    1998             1997             1996             1996
                                            -------------  ---------------  ---------------  ---------------
Statutory U.S. federal income tax rate              35.0 %           35.0 %           35.0 %           35.0 %
State income tax                                     0.5              0.5              0.5              0.5
Non-deductible goodwill amortization                 0.7              1.6              2.0              0.0
Other, net                                          (0.3)            (0.6)            (0.5)             1.5
                                            -------------  ---------------  ---------------  ---------------

    Effective rate                                  35.9 %           36.5 %           37.0 %           37.0 %
                                            =============  ===============  ===============  ===============

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                            December 31,        December 31,
                                                                                    1998                1997
                                                                        -----------------   -----------------
Assets:
     Insurance reserve amounts                                                   $ 147.1             $ 142.9
     Deferred acquisition costs                                                        -                11.8
     Other                                                                           5.9                24.5
                                                                        -----------------   -----------------
         Total deferred tax assets                                                 153.0               179.2
                                                                        -----------------   -----------------

Liabilities:
     Net unrealized investment gains on investment securities                       26.8                40.0
     Investments                                                                     3.5                 2.7
     Present value of future profits                                                67.1                79.1
     Deferred acquisition costs                                                     14.5                   -
                                                                        -----------------   -----------------
         Total deferred tax liabilities                                            111.9               121.8
                                                                        -----------------   -----------------
         Net deferred income tax asset                                            $ 41.1              $ 57.4
                                                                        =================   =================





         Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         The Company paid (refunded) $19.2, $64.4, $38.6, and $(2.4), for federal and state income taxes for the year ended December 31, 1998, 1997, the nine months ended December 31, 1996, and three months ended March 31, 1996, respectively.

(8)      Related Party Transactions

         Life of Virginia pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.5, $11.9, $3.2, and $3.5 for the years ended December 31, 1998 and 1997, the nine months ended December 31, 1996, and the three months ended March 31, 1996, respectively. Life of Virginia charges affiliates for certain services and for the use of facilities and equipment which aggregated $19.1, $4.6, $2.0, and $1.0, for the years ended December 31, 1998 and 1997, the nine months ended December 31, 1996, and the three months ended March 31, 1996, respectively.

         Life of Virginia pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $2.0 and $0.0 with outstanding borrowings of $53.9 and $0.0 as of December 31, 1998 and 1997, respectively.

         At December 31, 1998 and 1997, Life of Virginia held investments in securities of certain affiliates amounting to $2.6. Amounts included in net investment income related to these holdings totaled $0.1, $0.1, $0.1, and $0.2 for the years ended December 31, 1998 and 1997, for the nine months ended December 31, 1996, and the three months ended March 31, 1996, respectively.

         During 1998, Life of Virginia sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9)      Commitments and Contingencies

         (a)      Mortgage Loan Commitments

         Life of Virginia has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 1998 and 1997, totaled $72.0 and $16.7, respectively.

(B)      Guaranty Association Assessments

         The Company is required by law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

         There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $2.9, $3.8, $0.2 and $1.4 to various state guaranty associations during 1998, 1997, the nine month period ended December 31, 1996, and the three month period ended March 31, 1996, respectively. At December 31, 1998 and 1997, accounts payable and accrued expenses include $15.4 and $18.2, respectively, related to estimated future payments.

         (c)      Leases

         The Company has noncancelable operating leases for certain office space, equipment and automobiles. Rental expense for all operating leases for the years ended December 31, 1998 and 1997, for the nine months ended December 31, 1996, and the three months ended March 31, 1996 amounted to $1.4, $1.3, $2.5, and $0.8, respectively.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         Future minimum commitments under operating leases that have initial or remaining noncancelable lease terms in excess of one year at December 31, 1998 are summarized as follows:

                                                         Minimum lease payments

         1999                                                           $   1.2
         2000                                                               0.8
         2001                                                               0.5
         2002                                                               0.3
         2003                                                                -
         Later years                                                         -
                                                                          -----

         Total minimum payments required                                $   2.8
                                                                          =====



         (d)      Litigation

         There is no pending litigation to which the Company is a party or of which any of the Company's property is the subject which management believes will have an adverse material impact on the Company's financial condition or results of operations. In addition, there are no legal proceedings contemplated by any governmental authorities against the Company of which management has any knowledge.

(10)     Fair Value of Financial Instruments

         The Company has adopted SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments. This statement requires disclosures about the amounts, nature and terms of derivative financial instruments and modifies existing disclosure requirements for other financial instruments.

         The Company has no derivative financial instruments as defined by SFAS No. 119 as of December 31, 1998 other than mortgage loan commitments of $77.2 and interest rate floors of $17.2. The notional value of the interest rate floors at December 31, 1998 was $1,800 and the floors expire from September 2003 to October 2003.

         The fair values of financial instruments presented in the applicable notes to the Company's consolidated financial statements are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

     Financial instruments that, as a mater of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both
December 31, 1998 and 1997.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
             (Dollar amounts in millions, except per share amounts)




         At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                             1998                        1997
                                        ------------------   -------------------

                                        Carrying      Fair   Carrying       Fair
                                         amount      value    amount       value
                                        ------------------   -------------------

Mortgage Loans                           $528.1     $590.1    $496.2      $532.2
Investment type insurance contracts     4,463.3    4,462.6   3,951.4     3,909.0
Interest rate floors                       17.2       12.5       --          --



         The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

         The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11)     Restrictions On Dividends

         Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. The maximum dividend payout which may be made without prior approval in 1999 is $47.9.

         On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA will receive its dividend in the form of 18,641 shares of newly issued common stock in 1999.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


(12)     Supplementary Financial Data

         The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (NAIC) that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from generally accepted accounting principles (GAAP) in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

         Statutory net income and statutory capital and surplus is summarized below:

                                                                                            Preacquisition
                                                                              Nine months    Three months
                                               Year ended      Year ended           ended           ended
                                             December 31,    December 31,    December 31,       March 31,
                                                     1998            1997            1996            1996
                                             -------------  --------------   -------------  --------------
Statutory net income                               $ 52.2          $ 73.9          $ 69.7          $ (8.3)
Statutory capital and surplus                     $ 481.1         $ 522.5         $ 419.1         $ 360.5


         The NAIC adopted Risk Based Capital (RBC) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 1998 and 1997, the Company exceeded the minimum required RBC levels.

(13)     Operating Segment Information

         At year-end 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 131, Disclosures About Segments of an Enterprise and Related Information, which requires segment data to be measured and analyzed on a basis that is consistent with how business activities are reported internally to management. Life of Virginia and its affiliated companies, which are subsidiaries of GEFAHI, conduct operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Wealth and Lifestyle Protection, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. As Life of Virginia sells primarily variable annuity and universal life policies, it operates in the Wealth Accumulation and Transfer Segment. Accordingly, no segment data is provided.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


(14)     Accounting Pronouncements Not Yet Adopted

         During 1998, The Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This Statement requires that, upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) be recognized in the balance sheet at fair value, and that changes in such fair values be recognized in earnings unless specific hedging criteria are met. Changes in the values of derivatives that meet these hedging criteria will ultimately offset related earnings effects of the hedged items; effects of certain changes in fair value are recorded in equity pending recognition in earnings. As required in SFAS No. 133, the Company will adopt the Statement by January 1, 2000. The impact of adoption will be determined by several factors, including the specific hedging instruments in place and their relationships to hedged items, as well as market conditions. Management has not estimated the effects of adoption as it believes that such determination will not be meaningful until closer to the adoption date.

          In December 1997, the American Institute of Certified Public Accountants issued a new Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provides guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance related assessments. The SOP requires enterprises to recognize (1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998 and will be reported in a manner similar to a cumulative effect of a change in accounting principle in the initial year of adoption. As a result of the adoption of this SOP, the Company expects to record an asset of approximately $4, net of tax.

(15)     Comprehensive Income

         Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130 (SFAS 130), Reporting Comprehensive Income. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income includes all changes in equity from non-owner sources, investments by and distributions to owners are excluded. Prior year consolidated financial statements have been restated to conform to the requirements of SFAS 130.

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


         Components of other comprehensive income and related tax effects are shown below:

                                                                            Year Ended
                                                                            ----------

                                                            December 31, 1998                          December 31, 1997
                                                       ----------------------------             ------------------------------
                                                  Before-Tax       Tax       Net-of-Tax     Before-Tax       Tax       Net-of-Tax
                                                    Amount        Effect       Amount         Amount       Effect        Amount
                                                    ------        ------       ------         ------       ------        ------
Unrealized gains (losses) on securities:
    Unrealized holding gains (losses) arising
      during period                                   $ (11.4)      $ 4.0         $ (7.4)        $ 97.7     $ (34.2)        $ 63.5
    Less: reclassification adjustment for gains
      realized in net income                            (26.3)        9.2          (17.1)         (13.3)        4.7           (8.6)
                                                        -----         ---          -----          -----         ---           ----
    Net unrealized gains (losses) on securities         (37.7)       13.2          (24.5)          84.4       (29.5)          54.9
                                                        -----        ----          -----           ----       -----           ----
Total other comprehensive income (loss)               $ (37.7)     $ 13.2        $ (24.5)        $ 84.4     $ (29.5)        $ 54.9
                                                      =======      ======        =======         ======     =======         ======





                                                                                                        Preacquisition
                                                                                                        --------------
                                                               Nine Months Ended                      Three Months Ended
                                                               -----------------                      ------------------
                                                               December 31, 1996                        March 31, 1996
                                                  -------------------------------------    --------------------------------------
                                                  Before-Tax       Tax       Net-of-Tax     Before-Tax       Tax       Net-of-Tax
                                                    Amount        Effect       Amount         Amount       Effect        Amount
                                                    ------        ------       ------         ------       ------        ------
Unrealized gains (losses) on securities:

    Unrealized holding gains (losses) arising
      during period                                    $ 35.8     $ (12.5)        $ 23.3       $ (131.3)     $ 46.0        $ (85.3)
    Less: reclassification adjustment for gains
      realized in net income                             (6.0)        2.1           (3.9)          (9.0)        3.1           (5.9)
                                                         ----         ---           ----           ----         ---           ----
    Net unrealized gains (losses) on securities          29.8       (10.4)          19.4         (140.3)       49.1          (91.2)
                                                         ----       -----           ----         ------        ----          -----
Total other comprehensive income (loss)                $ 29.8     $ (10.4)        $ 19.4       $ (140.3)     $ 49.1        $ (91.2)
                                                       ======     =======         ======       ========      ======        =======

             THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996
                          (Dollar amounts in millions)


        Components of accumulated non-owner changes in equity are shown below:

                                                                          Adjustment      Accumulated
                                                        Unrealized       To Reflect        Non-owner
                                                      Gains (losses)      Purchase        Changes in
                                                      on Securities        Method           Equity
                                                      ---------------   -------------   ----------------
Preacquisition
---------------
Balance December 31, 1995                              $       103.1    $         -      $       103.1
Changes for the three months ended March 31, 1996              (91.2)             -              (91.2)
                                                      ---------------   -------------   ----------------
Balance March 31, 1996                                          11.9              -               11.9

Postacquisition
---------------
Changes for the nine months ended December 31, 1996             19.4           (11.9)              7.5
                                                      ---------------   -------------   ----------------
Balance December 31, 1996                                       31.3           (11.9)             19.4
Changes for the year ended December 31, 1997                    54.9              -               54.9
                                                      ---------------   -------------   ----------------
Balance December 31, 1997                                       86.2           (11.9)             74.3
Changes for the year ended December 31, 1998                   (24.5)             -              (24.5)
                                                      ---------------   -------------   ----------------
Balance December 31, 1998                              $        61.7     $     (11.9)    $        49.8
                                                      ===============   =============   ================



(16)     Subsequent Event

         Effective January 1, 1999, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), will receive common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GEFAHI. Following are the proforma results of operations for the Company for the year ended December 31, 1998 and 1997 as if Harvest had been a part of Life of Virginia as of January 1, 1997.


                                              Proforma Results
                                  ------------------------------------------
                                   as of or for the year ending December 31,
                                  ------------------------------------------
                                          1998                1997
                                  --------------------  --------------------

Total assets                               $ 14,785.4          $ 12,735.2
Revenues                                        939.1               974.4
Net income                                      105.8               107.3

                                     Part II

                                Other Information

Undertaking To File Reports

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Rule 484 Undertaking

      The Life Insurance  Company of Virginia's  By-laws provide,  in Article V,
Section 5, for indemnification of directors, officers and employees of the Company.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)

      GE Life & Annuity hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

Contents Of Registration Statement

This Registration Statement comprises the following Papers and Documents:

      The facing sheet.
      The prospectus consisting of ___ pages.
      The undertaking to file reports.
      The Rule 484 undertaking.
      Representation pursuant to Section 26(e)(2)(A).
      The Signatures.
      Written consents of the following persons:

      (a)   Patricia L. Dysart

      (b)   Sutherland Asbill & Brennan LLP

      (c)   Bruce E. Booker, F.S.A.

      (d)   KPMG LLP


      The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:


                                    EXHIBITS
(1)(a) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account II. 9/

(1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account II to GE Life &
          Annuity Separate Account II. 13/

(1)(b) Resolution of Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account II. 9/

(1)(c) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of Fidelity Variable Insurance Products Fund II, Asset
         Manager  Portfolio and Neuberger & Berman  Advisers  Management  Trust,
         Balanced Portfolio. 9/

 (1)(d) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of Janus Aspen Series, Growth Portfolio, Aggressive
         Growth Portfolio, and Worldwide Growth Portfolio. 9/

(1)(e) Resolution of Board of Directors of Life of Virginia authorizing the establishment of an Investment Subdivision of Separate Account II which invests in shares of the Utility Fund of the Investment Management
         Series. 9/

(1)(f) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment Subdivisions of Separate
         Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the Contrafund Portfolio of the
         Variable Insurance Products Fund II. 9/

(1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment Subdivisions of Separate
         Account II which invest in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series
         Fund. 9/

(1)(h) Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional Investment Subdivisions of Separate
         Account  II  which  invest  in  shares  of the  Alger  American  Growth
         Portfolio and the Alger American Small Capitalization  Portfolio of The
         Alger  American Fund,  and the Balanced  Portfolio and Flexible  Income
         Portfolio of the Janus Aspen Series. 6/

(1)(i) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate
         Account II, investing in shares of the Federated  American Leaders Fund
         II of the Federated  Insurance  Series,  and the  International  Growth
         Portfolio of the Janus Aspen Series.7/

(1)(j)   Resolution  of  Board  of  Directors  of Life of  Virginia  authorizing additional  Investment  Subdivisions  investing in shares of Growth and
         Income  Portfolio  and  Growth  Opportunities   Portfolio  of  Variable
         Insurance  Products Fund III;  Growth II Portfolio and Large Cap Growth
         Portfolio of the PBHG  Insurance  Series Fund,  Inc.; and Global Income
         Fund and Value Equity Fund of GE Investments Funds, Inc. 8/

(1)(k) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Capital
         Appreciation Portfolio of Janus Aspen Series. 8/

(1)(l) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Goldman
         Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund of Goldman Sachs Variable Insurance Trust Fund, Inc. and U.S. Equity
         Fund of GE Investments Funds, Inc. 9/

(1)(m) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of the Salomon
         Brothers  Variable  Investors  Fund,  Salomon  Brothers  Variable Total
         Return  Fund and  Salomon  Brothers  Variable  Strategic  Bond  Fund of
         Salomon Brothers Variable Series Funds, Inc. 13/

(1)(n)   Resolution  of the Board of Directors of GE Life and Annuity  Assurance
         Company authorizing additional Investment Subdivisions investing in shares of GE Premier Growth Equity of GE Investments Funds, Inc. 13/

(1)(o)   Resolution  of the Board of Directors of GE Life and Annuity  Assurance
         Company authorizing change in name of Investment Subdivisions of Oppenheimer Variable Account Funds and Mid Cap Value Fund of Goldman
         Sachs Variable Insurance Trust. 13/

1A(2)    Not Applicable

1A(3)    Underwriting Agreement dated December 13, 1997 between The Life
         Insurance Company of Virginia and Capital Brokerage Corporation.9/

1A(3)(a) Dealer Sales Agreement dated December 13, 1997.9/

1A(3)(c) See Exhibit 1A(3)(a)

1A(4)    Not Applicable

1A(5)    Policy Form, P1096  9/

1A(5)(a) Endorsements to Policy  9/

1A(5)(b) Disability Benefit Rider 10/
     (c) Disability Benefit Rider 10/
     (d) Children's Insurance Rider 10/
     (e) Insurance Rider for Additional Insured Person 10/
     (f) Accidental Death Benefit Rider 10/

1A(6)(a) Articles of Incorporation of The Life Insurance Company of Virginia
         9/

1A(6)(b) By-Laws of The Life Insurance Company of Virginia  9/

1A(7)    Not Applicable

1A(8)(a) Participation Agreement among Variable Insurance Products Fund,
         Fidelity Distributors Corporation, and The Life Insurance Company of
         Virginia.  9/

1A(8)(a)(i)    Amendment to Participation Agreement among Variable Insurance
         Products Fund, Fidelity Distributors Corporation, and The Life
         Insurance Company of Virginia.7/

1A(8)(b)       Participation Agreement Among Variable Insurance Products Fund II,
         Fidelity Distributors Corporation and The Life Insurance Company of
         Virginia.  11/

1(A)(b)(i)     Amendment to Participation Agreement between Variable Insurance
         Products Fund II, Fidelity Distributors Corporation and The Life
         Insurance Company of Virginia. 7/

1A(8)(c) Fund Participation Agreement between The Life Insurance Company of
         Virginia and American Life/Annuity Series. 9/

1A(8)(d) Agreement  between  Oppenheimer  Variable  Account  Funds,  Oppenheimer
         Management Corporation, and The Life Insurance Company of Virginia.
         9/

1A(8)(d)(i)    Amendment to the Participation Agreement between Oppenheimer
         Variable Account Funds, Oppenheimer Management Corporation, and The
         Life Insurance Company of Virginia.  9/

1A(8)(e) Fund Participation Agreement between Janus Aspen Series and The Life
         Insurance Company of Virginia.  11/

1A(8)(f) Fund Participation Agreement between Insurance Management Series,
         Federated Securities Corporation, and The Life Insurance Company of
         Virginia. 11/

1A(8)(g) Fund  Participation  Agreement  between The Alger American  Fund,  Fred
         Alger and Company, Inc., and The Life Insurance Company of Virginia.
         6/

1A(8)(g)(i)    Amendment to Fund Participation Agreement between The Alger American
         Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
         Company.13/

1A(8)(h) Fund Participation Agreement between Variable Insurance Products Fund
         III and The Life Insurance Company of Virginia. 8/

1A(8)(i) Fund Participation Agreement between PBHG Insurance Series Fund,
         Inc. and The Life Insurance Company of Virginia.8/

1A(8)(j) Fund Participation Agreement between Goldman Sachs Variable Insurance
         Trust Fund and The Life Insurance Company of Virginia 9/

1A(8)(k) Fund Participation Agreement between Salomon Brothers Variable Series
         Fund and The Life Insurance Company of Virginia 12/

1A(8)(l) Fund Participation Agreement between GE Investments Funds, Inc. and
         The Life Insurance Company of Virginia.12/

1A(8)(l)(i)    Amendment to Fund Participation Agreement between GE Investments
         Funds, Inc. and GE Life and Annuity Assurance Company.13

1A(9)    Administrative Agreement  11/

1A(10)   Application for Variable Life 11/

2        See Exhibit 1(A)5

3(a)     Opinion and Consent of Counsel 13/

3(b)     Consent of Sutherland, Asbill and Brennan LLP 13/

3(c)     Consent of Independent Accountants 13/

4        Not Applicable

5        Not Applicable

6        Opinion and Consent of Bruce E. Booker, Actuary 13/

7        Memorandum describing Life of Virginia's Issuance, Transfer,
         Redemption and Exchange Procedures for Policies.10/

8 Undertaking to Guarantee performance of obligations of principal underwriter. 9/

9(a)     Power of Attorney dated April 16, 1997.

9(b)     Power of Attorney dated April 15, 1999.13/

6/ Filed September 28, 1995 with Post-Effective Amendment Number 12 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

7/ Filed  May 1, 1996 with  Post-Effective  Amendment  Number 13 to Form S-6 for
Life of Virginia Separate Account II, Registration Number 33-9651.

8/ Filed  May 1, 1997 with  Post-Effective  Amendment  Number 14 to Form S-6 for
Life of Virginia Separate Account II, Registration Number 33-9651.

9/ Filed  May 1, 1998 with  Post-Effective  Amendment  Number 15 to Form S-6 for
Life of Virginia Separate Account II, Registration Number 33-9651.

10/ Filed May 1, 1998  with  Post-Effective  Amendment  Number 1 to Form S-6 for
Life of Virginia Separate Account II, Registration Number 333-32071.

11/ Filed September 28, 1998 with Post-Effective Amendment Number 16 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

12/ Filed December 18, 1998 with  Pre-Effective  Amendment  Number 1 to Form N-4 for Life of Virginia Separate Account 4, Registration Number 333-62695

13/ Incorporated herein.



                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, Life of Virginia Separate Account II, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 27th day of April, 1999.

GE Life & Annuity Separate Account II

(Seal)GE Life and Annuity Assurance Company
                    (Depositor)




Attest: /s/LAURA C. DEUSEBIO      By: /s/SELWYN L. FLOURNOY, JR.
        --------------------          --------------------------
        Laura C. Deusebio             Selywn L. Flournoy, Jr.
                                      Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, The Life Insurance Company of Virginia certifies that it meets the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the 27th of April, 1999.



(Seal)GE Life and Annuity Assurance Company



Attest: /s/LAURA C. DEUSEBIO        By: /s/SELWYN L. FLOURNOY, JR.
        --------------------            --------------------------
        Laura C. Deusebio               Selwyn L. Flournoy, Jr.
                                        Senior Vice President



Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                        Title                              Date
---------                        -----                              ----
/s/ RONALD V. DOLAN*         Director, Chief Executive Officer      April 27, 1999
-------------------
Ronald V. Dolan

/s/ PAMELA S. SCHUTZ*        Director, President and Chief          April 27, 1999
--------------------         Operating Officer
Pamela S. Schutz

/s/ SELWYN L. FLOURNOY, JR.  Director                               April 27, 1999
--------------------------
Selwyn L. Flournoy, Jr.


/s/ ROBERT D. CHINN*         Director                               April 27, 1999
-------------------
Robert D. Chinn

/s/ RICHARD P. MCKENNY*      Senior Vice President,  Chief          April 27, 1999
----------------------       Financial Officer
Richard P. McKenny

/s/ KELLY GROH*              Vice President and Controller          April 27, 1999
---------------
Kelly Groh

/s/ VICTOR C. MOSES*         Director                               April 27, 1999
--------------------
Victor C. Moses


/s/ GEOFFREY S. STIFF*       Director                               April 27, 1999
---------------------
Geoffrey S. Stiff



* By /s/ SELWYN L. FLOURNOY, Jr., pursuant to Power of Attorney executed on April 15,
   -----------------------
1999.

Exhibit List

Exhibit (1)(a)(i)   Resolution of the Board of Directors authorizing the
                    change in name Life of Virginia Separate Account II to GE
                    Life & Annuity Separate Account II.

Exhibit (1)(m)      Resolution  of the Board of  Directors  of GE Life and
                    Annuity Assurance Company  authorizing additional Investment
                    Subdivisions  investing  in  shares of the Salomon  Brothers
                    Variable  Investors  Fund,  Salomon  Brothers Variable Total
                    Return Fund and Salomon Brothers Variable Strategic Bond
                    Fund of Salomon Brothers Variable Series Funds, Inc.

Exhibit (1)(n)      Resolution  of the Board of  Directors  of GE Life and
                    Annuity Assurance Company  authorizing additional Investment
                    Subdivisions investing in shares of GE Premier Growth Equity
                    Fund of GE Investments Funds, Inc.

Exhibit (1)(o)      Resolution  of the Board of  Directors  of GE Life and
                    Annuity Assurance Company authorizing the change in name of certain Investment Subdivisions under Oppenheimer Variable
                    Account Funds and Goldman Sachs Variable Investment Trust.

Exhibit 1A(8)(g)(i) Amendment to Fund Participation Agreement between The
                    Alger American Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance Company

Exhibit 1A(8)(l)(i) Amendment to Fund Participation Agreement between GE
                    Investments Funds, Inc. and GE Life and Annuity Assurance Company.

Exhibit 3(a)        Opinion and Consent of Counsel

Exhibit 3(b)        Consent of Sutherland, Asbill & Brennan LLP

Exhibit 3(c)        Consent of KPMG LLP

Exhibit 6           Opinion and Consent of Bruce E. Booker, Actuary

Exhibit 9           Power of Attorney